AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 79.0%
Common Stocks — 56.9%
Aerospace & Defense — 0.6%
Airbus SE (France)*	39,263	$4,747,298
Aselsan Elektronik Sanayi Ve Ticaret A/S (Turkey)	270,667	444,859
Austal Ltd. (Australia)	622,182	878,969
Bharat Electronics Ltd. (India)	9,416	26,105
Boeing Co. (The)*	6,700	1,283,050
BWX Technologies, Inc.	315	16,966
Curtiss-Wright Corp.	18,878	2,834,720
General Dynamics Corp.	41,914	10,108,819
HEICO Corp.	386	59,266
HEICO Corp. (Class A Stock)	650	82,439
Hexcel Corp.	1,070	63,633
Howmet Aerospace, Inc.	4,485	161,191
Huntington Ingalls Industries, Inc.	498	99,321
L3Harris Technologies, Inc.	13,047	3,241,788
Leonardo SpA (Italy)*	32,870	326,609
Lockheed Martin Corp.	19,180	8,466,052
Mercury Systems, Inc.*	750	48,338
Northrop Grumman Corp.	1,697	758,932
Parsons Corp.*	8,100	313,470
Raytheon Technologies Corp.(a)	535,439	53,045,942
Rheinmetall AG (Germany)	3,872	817,878
Spirit AeroSystems Holdings, Inc. (Class A Stock)(a)	29,574	1,445,873
Textron, Inc.	33,055	2,458,631
TransDigm Group, Inc.*	9,966	6,493,248
Vectrus, Inc.*	19,400	695,684
Virgin Galactic Holdings, Inc.*	190	1,877
Woodward, Inc.	746	93,183
		99,014,141
Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	1,295	139,485
Deutsche Post AG (Germany)	208,168	9,947,765
DSV A/S (Denmark)	76,782	14,796,022
Expeditors International of Washington, Inc.	563	58,079
FedEx Corp.	50,229	11,622,488
GXO Logistics, Inc.*	183	13,055
Hub Group, Inc. (Class A Stock)*	15,800	1,219,918
Hyundai Glovis Co. Ltd. (South Korea)	300	47,425
Kintetsu World Express, Inc. (Japan)	26,400	676,304
Maruwa Unyu Kikan Co. Ltd. (Japan)	60,500	554,485
SBS Holdings, Inc. (Japan)	95,900	2,617,264
United Parcel Service, Inc. (Class B Stock)	121,813	26,124,016
		67,816,306
Airlines — 0.1%
Alaska Air Group, Inc.*	1,525	88,465
American Airlines Group, Inc.*	7,995	145,909
Copa Holdings SA (Panama) (Class A Stock)*(a)	10,925	913,767
Delta Air Lines, Inc.*	93,041	3,681,632
JetBlue Airways Corp.*	3,970	59,352
Mesa Air Group, Inc.*(a)	101,400	446,160
SkyWest, Inc.*	38,000	1,096,300
	Shares	Value
Common Stocks (continued)
Airlines (cont’d.)
Southwest Airlines Co.*	7,390	$338,462
Sun Country Airlines Holdings, Inc.*(a)	20,702	541,978
United Airlines Holdings, Inc.*	4,045	187,526
		7,499,551
Auto Components — 0.2%
Adient PLC*(a)	19,800	807,246
Aisin Corp. (Japan)	28,700	981,454
Aptiv PLC*	2,757	330,041
ARB Corp. Ltd. (Australia)	103,009	3,169,517
BorgWarner, Inc.	3,000	116,700
Cie Generale des Etablissements Michelin SCA (France)	82,013	11,105,284
Gentex Corp.	2,960	86,343
Hankook Tire & Technology Co. Ltd. (South Korea)	1,038	28,658
Huayu Automotive Systems Co. Ltd. (China) (Class A Stock)	23,000	71,841
Johnson Electric Holdings Ltd. (Hong Kong)	497,000	686,511
Lear Corp.	755	107,655
Modine Manufacturing Co.*	90,600	816,306
NGK Spark Plug Co. Ltd. (Japan)	44,000	709,022
Press Kogyo Co. Ltd. (Japan)	159,800	491,826
QuantumScape Corp.*	860	17,191
Stanley Electric Co. Ltd. (Japan)	25,500	481,598
Tenneco, Inc. (Class A Stock)*	72,300	1,324,536
Toyota Boshoku Corp. (Japan)	39,300	639,576
TPR Co. Ltd. (Japan)	226,200	2,395,880
Visteon Corp.*	14,000	1,527,820
		25,895,005
Automobiles — 1.5%
Astra International Tbk PT (Indonesia)	2,683,200	1,214,949
Bayerische Motoren Werke AG (Germany)	50,548	4,355,760
BYD Co. Ltd. (China) (Class H Stock)	18,500	516,120
Ferrari NV (Italy)	39,643	8,593,047
Ford Motor Co.(a)	886,475	14,990,292
Ford Otomotiv Sanayi A/S (Turkey)	663	13,499
General Motors Co.*	168,310	7,361,879
Harley-Davidson, Inc.	1,915	75,451
Kia Corp. (South Korea)	8,006	484,618
Lordstown Motors Corp. (Class A Stock)*	140,800	480,128
Mercedes-Benz Group AG (Germany)	23,080	1,615,870
Rivian Automotive, Inc. (Class A Stock)*	1,370	68,829
Stellantis NV	108,507	1,755,894
Suzuki Motor Corp. (Japan)	36,000	1,232,524
Tesla, Inc.*	178,346	192,185,650
Thor Industries, Inc.(a)	3,629	285,602
Toyota Motor Corp. (Japan)	342,500	6,188,703
Trigano SA (France)	11,634	1,695,702
Volkswagen AG (Germany)	3,446	852,038
Winnebago Industries, Inc.(a)	41,600	2,247,648
A1

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Automobiles (cont’d.)
XPeng, Inc. (China), ADR*	68,062	$1,877,831
		248,092,034
Banks — 2.9%
77 Bank Ltd. (The) (Japan)	147,000	1,850,053
Absa Group Ltd. (South Africa)	35,641	462,018
Abu Dhabi Commercial Bank PJSC (United Arab Emirates)	20,958	59,821
Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	83,024	197,281
Agricultural Bank of China Ltd. (China) (Class H Stock)	2,540,000	972,190
Akbank TAS (Turkey)	1,327,866	664,916
Al Rajhi Bank (Saudi Arabia)	1,151	49,178
Aozora Bank Ltd. (Japan)	43,100	907,852
Arab National Bank (Saudi Arabia)	4,352	32,213
Banc of California, Inc.	65,700	1,271,952
Banca Monte dei Paschi di Siena SpA (Italy)*	330,693	342,539
Banco BPM SpA (Italy)	817,152	2,402,579
Banco Bradesco SA (Brazil)	30,466	116,462
Banco de Chile (Chile)	346,680	37,118
Banco do Brasil SA (Brazil)	423,500	3,077,703
Banco Santander Brasil SA (Brazil), UTS	5,300	40,354
Banco Santander Chile (Chile)	439,404	24,746
Banco Santander SA (Spain)	1,696,296	5,770,170
Bancolombia SA (Colombia)	4,987	57,338
Bancorp, Inc. (The)*	42,200	1,195,526
Bank Al-Jazira (Saudi Arabia)	2,793	19,585
Bank Central Asia Tbk PT (Indonesia)	3,456,550	1,921,906
Bank Hapoalim BM (Israel)	681,358	6,743,294
Bank Jago Tbk PT (Indonesia)*	1,587,533	1,613,654
Bank Leumi Le-Israel BM (Israel)	972,628	10,529,603
Bank Mandiri Persero Tbk PT (Indonesia)	142,600	79,186
Bank of America Corp.	842,753	34,738,279
Bank of Beijing Co. Ltd. (China) (Class A Stock)	67,400	48,477
Bank of Chengdu Co. Ltd. (China) (Class A Stock)	34,400	81,023
Bank of China Ltd. (China) (Class H Stock)	584,000	234,011
Bank of Communications Co. Ltd. (China) (Class H Stock)	1,940,000	1,388,528
Bank of Hawaii Corp.	535	44,897
Bank of Jiangsu Co. Ltd. (China) (Class A Stock)	78,600	86,967
Bank of Montreal (Canada)	9,300	1,094,367
Bank of Nanjing Co. Ltd. (China) (Class A Stock)	53,400	89,509
Bank of Nova Scotia (The) (Canada)	25,000	1,791,785
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	31,300	1,123,044
Bank OZK	1,520	64,904
Bankinter SA (Spain)	275,902	1,621,485
BankUnited, Inc.	16,897	742,792
Banque Saudi Fransi (Saudi Arabia)	4,434	63,445
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Barclays PLC (United Kingdom)	2,060,682	$4,003,477
BDO Unibank, Inc. (Philippines)	14,720	37,599
Bendigo & Adelaide Bank Ltd. (Australia)	134,672	1,029,035
Berkshire Hills Bancorp, Inc.	31,800	921,246
BNK Financial Group, Inc. (South Korea)	32,678	213,624
BNP Paribas SA (France)	95,868	5,470,538
BOK Financial Corp.	365	34,292
Canadian Imperial Bank of Commerce (Canada)	13,700	1,662,980
Cathay General Bancorp	20,800	930,800
CBTX, Inc.(a)	11,400	353,400
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	3,384,000	1,710,228
China Construction Bank Corp. (China) (Class H Stock)	2,559,000	1,913,675
China Everbright Bank Co. Ltd. (China) (Class H Stock)	556,000	209,878
China Merchants Bank Co. Ltd. (China) (Class H Stock)	29,000	225,687
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class A Stock)	128,000	79,995
Citigroup, Inc.	243,577	13,007,012
Citizens Financial Group, Inc.	4,375	198,319
Coastal Financial Corp.*	6,200	283,650
Columbia Banking System, Inc.(a)	21,000	677,670
Comerica, Inc.	1,640	148,305
Commerce Bancshares, Inc.	1,431	102,445
ConnectOne Bancorp, Inc.	23,700	758,637
Cullen/Frost Bankers, Inc.	694	96,057
Customers Bancorp, Inc.*	22,600	1,178,364
DBS Group Holdings Ltd. (Singapore)	661,500	17,368,447
DNB Bank ASA (Norway)	254,993	5,764,961
East West Bancorp, Inc.	63,175	4,992,089
Eastern Bankshares, Inc.	116,647	2,512,576
Enterprise Financial Services Corp.	29,182	1,380,600
Eurobank Ergasias Services and Holdings SA (Greece)*	19,008	22,146
Fifth Third Bancorp	26,525	1,141,636
Financial Institutions, Inc.	29,100	876,783
First Abu Dhabi Bank PJSC (United Arab Emirates)	32,122	206,312
First Bancorp	11,609	484,908
First BanCorp. (Puerto Rico)	75,500	990,560
First Citizens BancShares, Inc. (Class A Stock)	149	99,174
First Commonwealth Financial Corp.	10,800	163,728
First Hawaiian, Inc.	1,610	44,903
First Horizon Corp.	6,705	157,500
First Internet Bancorp	7,700	331,177
First Merchants Corp.	36,600	1,522,560
First Republic Bank	2,227	360,997
FNB Corp.	4,285	53,348
Fulton Financial Corp.	11,600	192,792
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	18,900	142,363

A2

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Grupo Financiero Inbursa SAB de CV (Mexico) (Class O Stock)*	15,000	$31,373
Hana Financial Group, Inc. (South Korea)	32,034	1,282,750
Hancock Whitney Corp.	89,500	4,667,425
Hanmi Financial Corp.	35,200	866,272
HDFC Bank Ltd. (India), ADR	10,345	634,459
Heartland Financial USA, Inc.	18,200	870,506
Hirogin Holdings, Inc. (Japan)	96,000	506,218
Hong Leong Bank Bhd (Malaysia)	4,400	21,088
Hope Bancorp, Inc.	100,300	1,612,824
Horizon Bancorp, Inc.	26,800	500,356
HSBC Holdings PLC (United Kingdom)	109,767	752,485
Huaxia Bank Co. Ltd. (China) (Class A Stock)	108,800	94,976
Huntington Bancshares, Inc.	17,965	262,648
ICICI Bank Ltd. (India)	9,281	89,139
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	2,296,000	1,404,916
Industrial Bank Co. Ltd. (China) (Class A Stock)	31,000	100,493
Industrial Bank of Korea (South Korea)	93,016	828,830
ING Groep NV (Netherlands)	347,527	3,638,326
International Bancshares Corp.	12,500	527,625
Israel Discount Bank Ltd. (Israel) (Class A Stock)	110,789	692,974
JPMorgan Chase & Co.	387,269	52,792,510
KB Financial Group, Inc. (South Korea)	5,249	263,470
KeyCorp	339,810	7,604,948
Komercni Banka A/S (Czech Republic)	594	22,948
Lloyds Banking Group PLC (United Kingdom)	12,050,066	7,392,377
M&T Bank Corp.	1,603	271,709
Mebuki Financial Group, Inc. (Japan)	90,600	188,697
Mediobanca Banca di Credito Finanziario SpA (Italy)	196,607	1,993,694
Metropolitan Bank Holding Corp.*	16,300	1,658,851
MidWestOne Financial Group, Inc.	36,500	1,208,150
Mitsubishi UFJ Financial Group, Inc. (Japan)	2,837,300	17,457,644
Mizrahi Tefahot Bank Ltd. (Israel)	16,406	643,675
National Bank of Canada (Canada)	12,400	950,520
NatWest Group PLC (United Kingdom)	1,233,918	3,477,870
Nedbank Group Ltd. (South Africa)	3,366	53,504
NU Holdings Ltd. (Brazil) (Class A Stock)*(a)	803,523	6,203,198
OceanFirst Financial Corp.	70,100	1,409,010
OFG Bancorp (Puerto Rico)	56,800	1,513,152
Old National Bancorp	58,500	958,230
Origin Bancorp, Inc.	4,400	186,076
Oversea-Chinese Banking Corp. Ltd. (Singapore)	399,900	3,630,132
PacWest Bancorp	61,217	2,640,289
Peoples Bancorp, Inc.	25,500	798,405
People’s United Financial, Inc.	5,325	106,447
Ping An Bank Co. Ltd. (China) (Class A Stock)	8,800	21,188
Pinnacle Financial Partners, Inc.	102,043	9,396,119
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
PNC Financial Services Group, Inc. (The)	129,323	$23,853,627
Popular, Inc. (Puerto Rico)	1,015	82,966
Postal Savings Bank of China Co. Ltd. (China) (Class H Stock), 144A	55,000	44,331
Premier Financial Corp.	4,600	139,518
Prosperity Bancshares, Inc.	1,145	79,440
Qatar Islamic Bank SAQ (Qatar)	8,588	56,307
QCR Holdings, Inc.	15,000	848,850
Regions Financial Corp.	61,230	1,362,980
Republic Bancorp, Inc. (Class A Stock)	3,700	166,278
Riyad Bank (Saudi Arabia)	29,896	298,894
Royal Bank of Canada (Canada)	13,900	1,530,373
S&T Bancorp, Inc.	25,600	757,248
Sberbank of Russia PJSC (Russia), ADR^	20,832	2
Siam Commercial Bank PCL (The) (Thailand)	30,600	104,295
Signature Bank	25,140	7,378,339
Silvergate Capital Corp. (Class A Stock)*	9,800	1,475,586
SouthState Corp.(a)	10,500	856,695
SpareBank 1 Nord Norge (Norway)	161,350	1,969,833
SpareBank 1 SMN (Norway)	155,181	2,484,574
Standard Chartered PLC (United Kingdom)	120,978	802,511
State Bank of India (India)	18,669	120,920
Sumitomo Mitsui Financial Group, Inc. (Japan)	117,100	3,715,191
SVB Financial Group*	15,505	8,674,272
Synovus Financial Corp.	1,720	84,280
Taiwan Cooperative Financial Holding Co. Ltd. (Taiwan)	69,000	70,888
Toronto-Dominion Bank (The) (Canada)	28,800	2,285,063
Towne Bank	34,500	1,032,930
Truist Financial Corp.	632,115	35,840,921
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)	1,184,567	710,746
U.S. Bancorp	280,100	14,887,315
Umpqua Holdings Corp.	2,705	51,016
United Overseas Bank Ltd. (Singapore)	208,000	4,879,827
Valiant Holding AG (Switzerland)	7,353	759,614
Valley National Bancorp(a)	74,600	971,292
Virgin Money UK PLC (United Kingdom)	95,718	215,848
Webster Financial Corp.	34,522	1,937,375
Wells Fargo & Co.	827,945	40,122,215
WesBanco, Inc.(a)	36,100	1,240,396
Western Alliance Bancorp	620	51,348
Wintrust Financial Corp.	52,527	4,881,334
Woori Financial Group, Inc. (South Korea)	71,338	898,407
Zions Bancorp NA	1,930	126,531
		467,788,095
Beverages — 0.6%
Arca Continental SAB de CV (Mexico)	3,300	22,397

A3

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Beverages (cont’d.)
Brown-Forman Corp. (Class A Stock)	310	$19,449
Brown-Forman Corp. (Class B Stock)	1,185	79,419
Carlsberg A/S (Denmark) (Class B Stock)	3,440	421,518
Coca-Cola Co. (The)	617,190	38,265,780
Coca-Cola Consolidated, Inc.	500	248,425
Coca-Cola HBC AG (Italy)*	43,431	906,570
Constellation Brands, Inc. (Class A Stock)	1,949	448,894
Diageo PLC (United Kingdom)	44,662	2,261,192
Keurig Dr. Pepper, Inc.	128,431	4,867,535
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	300	80,648
Molson Coors Beverage Co. (Class B Stock)	2,275	121,440
Monster Beverage Corp.*	365	29,164
National Beverage Corp.(a)	25,400	1,104,900
PepsiCo, Inc.	205,915	34,466,053
Pernod Ricard SA (France)	39,081	8,579,757
Remy Cointreau SA (France)	22,167	4,561,785
United Spirits Ltd. (India)*	2,310	27,034
		96,511,960
Biotechnology — 1.0%
AbbVie, Inc.	355,871	57,690,248
ACADIA Pharmaceuticals, Inc.*	5,700	138,054
Agios Pharmaceuticals, Inc.*	9,500	276,545
Akebia Therapeutics, Inc.*	237,000	170,142
Albireo Pharma, Inc.*(a)	15,800	471,314
Alkermes PLC*	58,600	1,541,766
Amgen, Inc.	8,560	2,069,979
Amicus Therapeutics, Inc.*	9,338	88,431
Anavex Life Sciences Corp.*(a)	37,100	456,701
Apellis Pharmaceuticals, Inc.*	59,273	3,011,661
Arbutus Biopharma Corp.*(a)	435,900	1,298,982
Argenx SE (Netherlands), ADR*	21,780	6,867,452
Arrowhead Pharmaceuticals, Inc.*	31,200	1,434,888
Biogen, Inc.*	1,832	385,819
BioMarin Pharmaceutical, Inc.*	2,325	179,257
Blueprint Medicines Corp.*(a)	28,500	1,820,580
Catalyst Pharmaceuticals, Inc.*	295,200	2,447,208
Chongqing Zhifei Biological Products Co. Ltd. (China) (Class A Stock)	4,600	99,584
Daan Gene Co. Ltd. (China) (Class A Stock)	29,500	86,512
Denali Therapeutics, Inc.*	4,500	144,765
Eagle Pharmaceuticals, Inc.*	20,300	1,004,647
Emergent BioSolutions, Inc.*	16,700	685,702
Exact Sciences Corp.*	172	12,026
Exelixis, Inc.*	90,900	2,060,703
Gilead Sciences, Inc.	206,715	12,289,207
Halozyme Therapeutics, Inc.*	6,200	247,256
Horizon Therapeutics PLC*	92,589	9,741,289
Incyte Corp.*	360	28,591
Intellia Therapeutics, Inc.*	5,895	428,390
Ionis Pharmaceuticals, Inc.*	150	5,556
Iovance Biotherapeutics, Inc.*	1,365	22,727
iTeos Therapeutics, Inc.*(a)	50,300	1,618,654
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Krystal Biotech, Inc.*	4,800	$319,392
Lexicon Pharmaceuticals, Inc.*	117,900	246,411
MEI Pharma, Inc.*	278,900	168,037
MiMedx Group, Inc.*	93,800	441,798
Mirati Therapeutics, Inc.*	90	7,400
Mirum Pharmaceuticals, Inc.*	45,900	1,010,718
Moderna, Inc.*(a)	6,900	1,188,594
Myriad Genetics, Inc.*	14,600	367,920
Natera, Inc.*	70	2,848
OPKO Health, Inc.*(a)	643,800	2,214,672
Organogenesis Holdings, Inc.*(a)	174,900	1,332,738
Precision BioSciences, Inc.*	89,400	275,352
Prothena Corp. PLC (Ireland)*	19,800	724,086
PTC Therapeutics, Inc.*(a)	56,200	2,096,822
Puma Biotechnology, Inc.*	104,600	301,248
Regeneron Pharmaceuticals, Inc.*	11,840	8,269,293
Sage Therapeutics, Inc.*	5,095	168,644
Sarepta Therapeutics, Inc.*	114,600	8,952,552
Seagen, Inc.*	170	24,489
SpringWorks Therapeutics, Inc.*(a)	6,700	378,148
Ultragenyx Pharmaceutical, Inc.*	23,425	1,701,123
United Therapeutics Corp.*	11,248	2,018,004
Vanda Pharmaceuticals, Inc.*	120,100	1,358,331
Verastem, Inc.*	166,200	234,342
Vertex Pharmaceuticals, Inc.*	84,310	22,002,381
Vir Biotechnology, Inc.*	32,400	833,328
Xencor, Inc.*	19,200	512,256
Zai Lab Ltd. (China), ADR*(a)	32,792	1,442,192
		167,417,755
Building Products — 0.5%
A.O. Smith Corp.	1,655	105,738
AGC, Inc. (Japan)	19,200	768,611
Allegion PLC	259	28,433
Armstrong World Industries, Inc.	63,757	5,738,768
AZEK Co., Inc. (The)*	670	16,643
Builders FirstSource, Inc.*	2,370	152,960
Bunka Shutter Co. Ltd. (Japan)	307,700	2,478,376
Carlisle Cos., Inc.(a)	62,776	15,437,874
Carrier Global Corp.	5,790	265,587
Cie de Saint-Gobain (France)	238,596	14,191,412
Fletcher Building Ltd. (New Zealand)	156,174	689,665
Fortune Brands Home & Security, Inc.	32,460	2,411,129
Geberit AG (Switzerland)	1,209	743,858
Hayward Holdings, Inc.*	595	9,889
Insteel Industries, Inc.	6,000	221,940
Inwido AB (Sweden)	90,852	1,441,185
JELD-WEN Holding, Inc.*(a)	93,837	1,903,014
Johnson Controls International PLC	208,712	13,685,246
Kingspan Group PLC (Ireland)(a)	62,192	6,101,228
Lennox International, Inc.	402	103,660
Masco Corp.	3,045	155,295
Nichiha Corp. (Japan)	31,600	646,443
Owens Corning	25,755	2,356,582
Resideo Technologies, Inc.*	41,300	984,179
Sanwa Holdings Corp. (Japan)	96,700	979,650
Trane Technologies PLC	1,525	232,867
UFP Industries, Inc.	29,600	2,283,936

A4

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Building Products (cont’d.)
Uponor OYJ (Finland)	20,351	$411,057
Xinyi Glass Holdings Ltd. (Hong Kong)	156,000	374,128
Zehnder Group AG (Switzerland)	6,597	569,527
Zurn Water Solutions Corp.(a)	14,178	501,901
		75,990,781
Capital Markets — 1.7%
3i Group PLC (United Kingdom)	396,647	7,216,971
abrdn PLC (United Kingdom)	227,597	638,973
Affiliated Managers Group, Inc.	8,307	1,170,872
Ameriprise Financial, Inc.	45,015	13,520,705
Amundi SA (France), 144A	5,544	379,481
Anima Holding SpA (Italy), 144A	438,921	1,962,139
Ares Management Corp. (Class A Stock)(a)	26,525	2,154,626
AssetMark Financial Holdings, Inc.*	16,951	377,160
Azimut Holding SpA (Italy)	289,590	6,721,385
B3 SA - Brasil Bolsa Balcao (Brazil)	598,132	1,971,139
Bank of New York Mellon Corp. (The)	71,865	3,566,660
BlackRock, Inc.	1,790	1,367,864
Blackstone, Inc.	87,471	11,103,569
Bridge Investment Group Holdings, Inc. (Class A Stock)(a)	29,444	599,185
Brightsphere Investment Group, Inc.(a)	28,304	686,372
Carlyle Group, Inc. (The)	59,030	2,887,157
Cboe Global Markets, Inc.	49,323	5,643,538
Charles Schwab Corp. (The)	18,825	1,587,136
China Galaxy Securities Co. Ltd. (China) (Class H Stock)	60,000	33,489
China International Capital Corp. Ltd. (China) (Class H Stock), 144A	11,200	24,799
CME Group, Inc.	13,087	3,112,874
Cohen & Steers, Inc.(a)	14,300	1,228,227
Credit Suisse Group AG (Switzerland)	74,921	592,976
Daiwa Securities Group, Inc. (Japan)	560,000	3,161,997
Donnelley Financial Solutions, Inc.*	44,300	1,473,418
Evercore, Inc. (Class A Stock)	477	53,100
FactSet Research Systems, Inc.	3,960	1,719,234
Focus Financial Partners, Inc. (Class A Stock)*	20,276	927,424
Franklin Resources, Inc.	3,620	101,070
Goldman Sachs Group, Inc. (The)	144,531	47,709,683
Guotai Junan Securities Co. Ltd. (China) (Class A Stock)	34,800	85,602
Hargreaves Lansdown PLC (United Kingdom)	24,888	329,021
Huatai Securities Co. Ltd. (China) (Class H Stock), 144A	12,000	18,383
IG Group Holdings PLC (United Kingdom)	155,206	1,662,063
Interactive Brokers Group, Inc. (Class A Stock)	1,030	67,887
Intercontinental Exchange, Inc.	70,957	9,374,839
Intermediate Capital Group PLC (United Kingdom)	27,081	631,743
Invesco Ltd.	4,175	96,276
Investec PLC (United Kingdom)	372,017	2,471,365
JAFCO Group Co. Ltd. (Japan)*	22,000	335,645
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Janus Henderson Group PLC(a)	51,755	$1,812,460
Jefferies Financial Group, Inc.	2,740	90,009
KKR & Co., Inc.	77,484	4,530,489
Korea Investment Holdings Co. Ltd. (South Korea)	18,780	1,213,184
Lazard Ltd. (Class A Stock)(a)	19,323	666,644
Macquarie Group Ltd. (Australia)	84,405	12,699,889
Man Group PLC (United Kingdom)	1,126,536	3,451,611
Meritz Securities Co. Ltd. (South Korea)	409,218	2,199,114
Mirae Asset Securities Co. Ltd. (South Korea)	489,609	3,440,758
Moody’s Corp.	9,300	3,137,913
Morgan Stanley	198,460	17,345,404
Morningstar, Inc.	29	7,922
MSCI, Inc.	9,890	4,973,483
Nasdaq, Inc.	1,451	258,568
NH Investment & Securities Co. Ltd. (South Korea)	196,947	1,843,678
Nomura Holdings, Inc. (Japan)	141,800	592,905
Northern Trust Corp.	2,569	299,160
Open Lending Corp. (Class A Stock)*	15,043	284,463
Partners Group Holding AG (Switzerland)	995	1,233,778
Piper Sandler Cos.	15,300	2,008,125
Raymond James Financial, Inc.	122,782	13,494,970
S&P Global, Inc.(a)	44,289	18,166,462
Samsung Securities Co. Ltd. (South Korea)	63,871	2,197,038
SBI Holdings, Inc. (Japan)	66,000	1,662,100
SDIC Capital Co. Ltd. (China) (Class A Stock)	68,000	75,130
SEI Investments Co.	1,335	80,380
Singapore Exchange Ltd. (Singapore)	91,800	672,165
State Street Corp.	147,165	12,821,015
Stifel Financial Corp.	108,405	7,360,700
T. Rowe Price Group, Inc.	1,887	285,296
Tradeweb Markets, Inc. (Class A Stock)	1,345	118,185
UBS Group AG (Switzerland)	988,406	19,303,576
Value Partners Group Ltd. (Hong Kong)	774,000	331,063
Virtu Financial, Inc. (Class A Stock)	1,090	40,570
Virtus Investment Partners, Inc.	5,500	1,319,945
		278,784,199
Chemicals — 0.9%
ADEKA Corp. (Japan)	16,800	369,891
AdvanSix, Inc.	25,600	1,307,904
Air Products & Chemicals, Inc.	2,764	690,751
Albemarle Corp.	1,448	320,225
Arkema SA (France)	5,105	610,312
Ashland Global Holdings, Inc.	685	67,411
Asian Paints Ltd. (India)	39,398	1,598,474
Avient Corp.	23,615	1,133,520
Axalta Coating Systems Ltd.*	2,175	53,461
Cabot Corp.(a)	30,900	2,113,869
Celanese Corp.	17,668	2,524,227
CF Industries Holdings, Inc.	118,175	12,179,115

A5

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Chemours Co. (The)	1,020	$32,110
Corteva, Inc.	9,130	524,792
Covestro AG (Germany), 144A	228,297	11,515,030
Croda International PLC (United Kingdom)	3,038	314,692
Daicel Corp. (Japan)	28,000	186,370
Diversey Holdings Ltd.*	110	833
Dow, Inc.	90,705	5,779,723
DuPont de Nemours, Inc.(a)	348,065	25,610,623
Eastman Chemical Co.	9,372	1,050,226
Ecolab, Inc.	389	68,682
Ecovyst, Inc.	96,900	1,120,164
Element Solutions, Inc.	2,900	63,510
Elkem ASA (Norway), 144A	49,750	212,692
FMC Corp.	1,206	158,673
Formosa Plastics Corp. (Taiwan)	28,000	103,449
Fujimi, Inc. (Japan)	9,600	524,376
Givaudan SA (Switzerland)	1,179	4,864,856
Huafon Chemical Co. Ltd. (China) (Class A Stock)	32,200	46,008
Huntsman Corp.	2,595	97,338
Ingevity Corp.*	11,100	711,177
Innospec, Inc.	2,100	194,355
International Flavors & Fragrances, Inc.	3,188	418,680
K+S AG (Germany)*	18,240	552,721
Kaneka Corp. (Japan)	37,400	1,079,672
Kumho Petrochemical Co. Ltd. (South Korea)	937	119,267
Kureha Corp. (Japan)	20,700	1,654,052
Linde PLC (United Kingdom)	41,972	13,407,116
Lotte Chemical Corp. (South Korea)	132	22,693
LyondellBasell Industries NV (Class A Stock)	2,882	296,327
Minerals Technologies, Inc.	14,600	965,790
Mitsubishi Chemical Holdings Corp. (Japan)	128,800	856,484
Mitsubishi Gas Chemical Co., Inc. (Japan)	59,300	1,003,345
Mitsui Chemicals, Inc. (Japan)	394,200	9,905,469
Mosaic Co. (The)	4,640	308,560
Nan Ya Plastics Corp. (Taiwan)	39,000	126,290
NewMarket Corp.	77	24,977
OCI NV (Netherlands)*	6,940	245,710
Olin Corp.	42,265	2,209,614
Orbia Advance Corp. SAB de CV (Mexico)	8,000	21,160
Orion Engineered Carbons SA (Germany)(a)	85,500	1,365,435
Petronas Chemicals Group Bhd (Malaysia)	18,000	41,084
PhosAgro PJSC (Russia), GDR^	43,352	4
PPG Industries, Inc.	1,710	224,130
PTT Global Chemical PCL (Thailand)	207,600	315,291
RPM International, Inc.	665	54,158
SABIC Agri-Nutrients Co. (Saudi Arabia)	1,575	76,454
Sahara International Petrochemical Co. (Saudi Arabia)	2,700	38,569
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Sasol Ltd. (South Africa)*	3,640	$87,938
Saudi Basic Industries Corp. (Saudi Arabia)	16,754	584,766
Saudi Kayan Petrochemical Co. (Saudi Arabia)*	5,448	32,784
SRF Ltd. (India)	1,056	37,241
Sumitomo Chemical Co. Ltd. (Japan)	879,600	4,021,442
Symrise AG (Germany)	30,268	3,631,181
Tokuyama Corp. (Japan)	36,700	513,691
Tosoh Corp. (Japan)	401,700	5,935,341
UBE Corp. (Japan)	11,000	178,969
UPL Ltd. (India)	3,861	39,134
Valvoline, Inc.	2,310	72,904
Wacker Chemie AG (Germany)	19,492	3,317,773
Westlake Corp.(a)	139,930	17,267,362
Yara International ASA (Brazil)	32,869	1,642,418
Zeon Corp. (Japan)	14,000	155,329
		149,000,164
Commercial Services & Supplies — 0.1%
ABM Industries, Inc.	17,300	796,492
ACCO Brands Corp.	28,900	231,200
ADT, Inc.	2,095	15,901
Aris Water Solution, Inc. (Class A Stock)	11,200	203,840
Cintas Corp.	63	26,800
Clean Harbors, Inc.*(a)	28,130	3,140,433
Copart, Inc.*	45,300	5,683,791
Deluxe Corp.	5,600	169,344
Driven Brands Holdings, Inc.*	675	17,739
GEO Group, Inc. (The), REIT*(a)	65,695	434,244
GFL Environmental, Inc. (Canada)(a)	15,627	508,503
Harsco Corp.*	39,609	484,814
HNI Corp.	22,000	815,100
MSA Safety, Inc.	329	43,658
Pilot Corp. (Japan)	4,200	180,195
Republic Services, Inc.	2,623	347,547
Rollins, Inc.	215	7,536
Serco Group PLC (United Kingdom)	120,330	227,339
Stericycle, Inc.*	1,170	68,936
Tetra Tech, Inc.(a)	12,100	1,995,774
Waste Management, Inc.	17,644	2,796,574
		18,195,760
Communications Equipment — 0.3%
Accton Technology Corp. (Taiwan)	74,000	570,826
Arista Networks, Inc.*	87,300	12,132,954
Ciena Corp.*	47,326	2,869,375
Cisco Systems, Inc.	486,274	27,114,638
CommScope Holding Co., Inc.*	105,400	830,552
Digi International, Inc.*	16,400	352,928
F5, Inc.*	754	157,548
Juniper Networks, Inc.	4,060	150,870
Lumentum Holdings, Inc.*	950	92,720
Motorola Solutions, Inc.	2,077	503,049
NetScout Systems, Inc.*	47,300	1,517,384
Nokia OYJ (Finland)*	558,235	3,070,212

A6

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Communications Equipment (cont’d.)
Spirent Communications PLC (United Kingdom)	380,342	$1,194,082
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)(a)	558,116	5,087,084
Ubiquiti, Inc.	14	4,076
Viasat, Inc.*	890	43,432
Viavi Solutions, Inc.*	15,400	247,632
		55,939,362
Construction & Engineering — 0.2%
Ackermans & van Haaren NV (Belgium)	1,230	229,400
AECOM	1,705	130,961
API Group Corp.*	190,100	3,997,803
Comfort Systems USA, Inc.	9,300	827,793
Dycom Industries, Inc.*(a)	4,100	390,566
Eiffage SA (France)	20,769	2,131,982
EMCOR Group, Inc.	73,000	8,221,990
Great Lakes Dredge & Dock Corp.*	80,286	1,126,413
Hazama Ando Corp. (Japan)	21,300	157,336
JGC Holdings Corp. (Japan)	22,500	269,230
Kajima Corp. (Japan)	105,400	1,280,993
Larsen & Toubro Ltd. (India)	1,056	24,572
Maire Tecnimont SpA (Italy)	285,194	982,627
MasTec, Inc.*	700	60,970
MDU Resources Group, Inc.	2,525	67,291
Metallurgical Corp. of China Ltd. (China) (Class A Stock)	136,001	79,888
Mirait Holdings Corp. (Japan)	24,300	386,804
MYR Group, Inc.*	11,400	1,072,056
Obayashi Corp. (Japan)	72,800	534,547
Quanta Services, Inc.	7,452	980,758
Samsung Engineering Co. Ltd. (South Korea)*	6,430	137,858
Skanska AB (Sweden) (Class B Stock)(a)	88,506	1,977,509
Valmont Industries, Inc.	255	60,843
Vinci SA (France)	45,896	4,701,534
WillScot Mobile Mini Holdings Corp.*	27,768	1,086,562
		30,918,286
Construction Materials — 0.1%
Buzzi Unicem SpA (Italy)	250,560	4,644,350
Eagle Materials, Inc.(a)	79,787	10,241,459
James Hardie Industries PLC, CDI	21,313	641,156
Martin Marietta Materials, Inc.	777	299,060
Summit Materials, Inc. (Class A Stock)*(a)	47,714	1,481,997
Vulcan Materials Co.	1,654	303,840
Wienerberger AG (Austria)	31,670	957,574
		18,569,436
Consumer Finance — 0.4%
Ally Financial, Inc.	4,330	188,268
American Express Co.	97,760	18,281,120
Atlanticus Holdings Corp.*	3,600	186,444
Bajaj Finance Ltd. (India)	17,145	1,635,054
	Shares	Value
Common Stocks (continued)
Consumer Finance (cont’d.)
Capital One Financial Corp.	262,894	$34,515,353
Credit Acceptance Corp.*	96	52,836
Discover Financial Services	31,150	3,432,418
Enova International, Inc.*	116,500	4,423,505
LendingClub Corp.*	79,800	1,259,244
Navient Corp.	70,500	1,201,320
Nelnet, Inc. (Class A Stock)	11,300	960,387
OneMain Holdings, Inc.	1,440	68,270
Oportun Financial Corp.*	24,800	356,128
SLM Corp.	267,011	4,902,322
Synchrony Financial	5,395	187,800
		71,650,469
Containers & Packaging — 0.1%
Amcor PLC	19,280	218,442
AptarGroup, Inc.	807	94,822
Ardagh Group SA*^	250	—
Ardagh Metal Packaging SA*	1,660	13,496
Avery Dennison Corp.	467	81,244
Ball Corp.	2,795	251,550
Berry Global Group, Inc.*	39,290	2,277,248
Crown Holdings, Inc.	83,262	10,415,244
Graphic Packaging Holding Co.	2,540	50,902
Greif, Inc. (Class A Stock)	34,800	2,264,088
International Paper Co.	4,840	223,366
Klabin SA (Brazil), UTS	205,200	1,046,031
O-I Glass, Inc.*	18,800	247,784
Packaging Corp. of America	1,172	182,961
Rengo Co. Ltd. (Japan)	82,100	523,790
Sealed Air Corp.	885	59,260
Silgan Holdings, Inc.	1,075	49,697
Smurfit Kappa Group PLC (Ireland)	22,182	984,739
Sonoco Products Co.	1,255	78,513
Westrock Co.	65,200	3,066,356
		22,129,533
Distributors — 0.1%
Arata Corp. (Japan)	14,400	428,652
D’ieteren Group (Belgium)	1,946	328,566
Genuine Parts Co.	15,438	1,945,497
Inchcape PLC (United Kingdom)	64,240	560,435
LKQ Corp.	224,905	10,212,936
		13,476,086
Diversified Consumer Services — 0.0%
Benesse Holdings, Inc. (Japan)	13,600	249,718
Bright Horizons Family Solutions, Inc.*	136	18,046
Chegg, Inc.*	450	16,326
Frontdoor, Inc.*	365	10,895
G8 Education Ltd. (Australia)	612,316	522,762
Grand Canyon Education, Inc.*	520	50,497
H&R Block, Inc.	425	11,067
Laureate Education, Inc. (Class A Stock)	157,400	1,865,190
Mister Car Wash, Inc.*	110	1,627
New Oriental Education & Technology Group, Inc. (China), ADR*	120,500	138,575

A7

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Consumer Services (cont’d.)
Service Corp. International	35,784	$2,355,303
TAL Education Group (China), ADR*	99,300	298,893
Terminix Global Holdings, Inc.*	1,520	69,358
		5,608,257
Diversified Financial Services — 0.5%
Apollo Global Management, Inc.	73,851	4,578,024
Banca IFIS SpA (Italy)	10,810	221,300
Banca Mediolanum SpA (Italy)	231,812	1,975,489
Berkshire Hathaway, Inc. (Class B Stock)*	174,298	61,511,507
BFF Bank SpA (Italy), 144A	25,790	191,688
Cannae Holdings, Inc.*	51,300	1,227,096
Challenger Ltd. (Australia)	94,226	470,711
Equitable Holdings, Inc.	4,535	140,177
FirstRand Ltd. (South Africa)	84,846	447,971
Grupo de Inversiones Suramericana SA (Colombia)	44,027	415,648
Industrivarden AB (Sweden) (Class A Stock)	18,222	517,842
Industrivarden AB (Sweden) (Class C Stock)	15,024	419,619
Investor AB (Sweden) (Class A Stock)	53,822	1,256,402
Investor AB (Sweden) (Class B Stock)	452,627	9,861,925
Meritz Financial Group, Inc. (South Korea)	28,468	953,021
ORIX Corp. (Japan)	159,100	3,160,969
REC Ltd. (India)	15,272	24,770
Voya Financial, Inc.	1,380	91,563
		87,465,722
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	264,128	6,241,345
ATN International, Inc.	7,600	303,088
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)*	1,172,633	2,017,777
Chunghwa Telecom Co. Ltd. (Taiwan)	28,000	123,874
Consolidated Communications Holdings, Inc.*	25,200	148,680
Deutsche Telekom AG (Germany)	329,673	6,173,672
Hellenic Telecommunications Organization SA (Greece)	114,269	2,067,545
HKT Trust & HKT Ltd. (Hong Kong)	281,000	385,757
Internet Initiative Japan, Inc. (Japan)	83,500	2,795,283
Koninklijke KPN NV (Netherlands)	348,601	1,211,996
LG Uplus Corp. (South Korea)	18,238	209,668
Liberty Latin America Ltd. (Chile) (Class A Stock)*	60,400	585,880
Liberty Latin America Ltd. (Chile) (Class C Stock)*	180,500	1,730,995
Lumen Technologies, Inc.	12,765	143,862
Nippon Telegraph & Telephone Corp. (Japan)	273,600	7,950,048
Proximus SADP (Belgium)	5,277	98,257
Spark New Zealand Ltd. (New Zealand)	128,024	405,948
Telefonica SA (Spain)	441,571	2,136,523
Telekom Austria AG (Austria)*	43,113	332,940
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Telkom Indonesia Persero Tbk PT (Indonesia)	1,504,600	$478,386
Verizon Communications, Inc.	570,135	29,042,677
		64,584,201
Electric Utilities — 0.8%
ALLETE, Inc.	22,000	1,473,560
Alliant Energy Corp.	3,130	195,562
American Electric Power Co., Inc.	6,260	624,560
Avangrid, Inc.	715	33,419
Centrais Eletricas Brasileiras SA (Brazil)	7,024	56,032
Constellation Energy Corp.	115,673	6,506,606
Duke Energy Corp.	15,030	1,678,250
Edison International	68,665	4,813,417
Electricite de France SA (France)(a)	46,439	436,926
Endesa SA (Spain)	367,505	8,003,691
Enel SpA (Italy)	1,689,968	11,286,769
Energisa SA (Brazil), UTS	434,200	4,453,216
Entergy Corp.	2,505	292,459
Equatorial Energia SA (Brazil)	156,900	899,999
Evergy, Inc.	28,060	1,917,620
Eversource Energy	4,295	378,776
Exelon Corp.	414,515	19,743,350
FirstEnergy Corp.	6,805	312,077
Fortum OYJ (Finland)	385,456	6,979,261
Hawaiian Electric Industries, Inc.	1,310	55,426
Hokkaido Electric Power Co., Inc. (Japan)	34,300	135,961
Iberdrola SA (Spain)	646,316	7,060,819
IDACORP, Inc.	624	71,985
Inter RAO UES PJSC (Russia)^	2,620,300	3
Interconexion Electrica SA ESP (Colombia)	3,360	21,640
NextEra Energy, Inc.	137,074	11,611,539
NRG Energy, Inc.	1,665	63,869
OGE Energy Corp.	2,500	101,950
Otter Tail Corp.	27,100	1,693,750
PG&E Corp.*(a)	158,375	1,890,998
Pinnacle West Capital Corp.	1,410	110,121
PNM Resources, Inc.	3,810	181,623
Portland General Electric Co.(a)	34,400	1,897,160
Power Grid Corp. of India Ltd. (India)	59,427	169,993
PPL Corp.	287,810	8,219,854
Red Electrica Corp. SA (Spain)	43,331	891,280
Southern Co. (The)	125,740	9,117,407
SSE PLC (United Kingdom)	489,420	11,228,915
Xcel Energy, Inc.	6,735	486,065
		125,095,908
Electrical Equipment — 0.4%
Acuity Brands, Inc.	4,518	855,258
Alfen Beheer BV (Netherlands), 144A*	1,524	154,967
AMETEK, Inc.	119,484	15,912,879
Atkore, Inc.*	126,100	12,413,284
AZZ, Inc.	32,800	1,582,272
Bloom Energy Corp. (Class A Stock)*(a)	31,700	765,555

A8

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Electrical Equipment (cont’d.)
ChargePoint Holdings, Inc.*	2,805	$55,763
Contemporary Amperex Technology Co. Ltd. (China) (Class A Stock)	95,254	7,608,764
Daihen Corp. (Japan)	5,400	186,099
Eaton Corp. PLC	4,983	756,220
Emerson Electric Co.	119,265	11,693,933
Encore Wire Corp.(a)	27,300	3,114,111
Fluence Energy, Inc.*(a)	215	2,819
Fujikura Ltd. (Japan)*	95,200	483,145
Hexatronic Group AB (Sweden)	17,691	702,567
Hubbell, Inc.	23,874	4,387,325
LG Energy Solution (South Korea)*	2,942	1,065,532
nVent Electric PLC	18,885	656,820
Regal Rexnord Corp.	4,627	688,405
Rockwell Automation, Inc.	568	159,057
Sensata Technologies Holding PLC*	1,945	98,903
Shoals Technologies Group, Inc. (Class A Stock)*	1,315	22,408
Signify NV (Netherlands), 144A	36,056	1,677,681
Sunrun, Inc.*	2,535	76,988
TBEA Co. Ltd. (China) (Class A Stock)	13,500	42,996
		65,163,751
Electronic Equipment, Instruments & Components — 0.4%
ALSO Holding AG (Switzerland)*	7,597	1,843,215
Amphenol Corp. (Class A Stock)	13,310	1,002,909
Arrow Electronics, Inc.*	868	102,971
AU Optronics Corp. (Taiwan)	1,056,000	719,023
Avnet, Inc.	1,270	51,549
Belden, Inc.	21,300	1,180,020
Benchmark Electronics, Inc.	8,900	222,856
Coherent, Inc.*	23	6,287
Comet Holding AG (Switzerland)	2,526	728,780
CONEXIO Corp. (Japan)	26,200	300,651
Corning, Inc.	349,147	12,887,016
CTS Corp.	6,100	215,574
Daiwabo Holdings Co. Ltd. (Japan)	40,700	546,945
Delta Electronics, Inc. (Taiwan)	52,000	485,393
Dexerials Corp. (Japan)	145,100	3,930,525
ePlus, Inc.*	24,200	1,356,652
Esprinet SpA (Italy)	111,076	1,171,552
Fabrinet (Thailand)*	9,500	998,735
Foxconn Technology Co. Ltd. (Taiwan)	266,000	580,196
Hon Hai Precision Industry Co. Ltd. (Taiwan)	213,000	784,720
Hosiden Corp. (Japan)	65,500	618,609
Ibiden Co. Ltd. (Japan)	9,000	440,566
Inari Amertron Bhd (Malaysia)	21,600	15,659
Innolux Corp. (Taiwan)	1,519,000	886,280
IPG Photonics Corp.*	424	46,538
Jabil, Inc.	25,010	1,543,867
Keyence Corp. (Japan)	13,818	6,434,259
Keysight Technologies, Inc.*	1,303	205,835
LG Display Co. Ltd. (South Korea)	1,769	29,967
LG Innotek Co. Ltd. (South Korea)	1,353	427,890
Littelfuse, Inc.	4,086	1,019,089
Macnica Fuji Electronics Holdings, Inc. (Japan)	59,500	1,277,617
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Nan Ya Printed Circuit Board Corp. (Taiwan)	9,000	$163,604
National Instruments Corp.	1,660	67,379
Nippon Signal Co. Ltd. (Japan)	35,600	256,683
Nissha Co. Ltd. (Japan)	26,000	307,014
Samsung Electro-Mechanics Co. Ltd. (South Korea)	1,354	183,204
Samsung SDI Co. Ltd. (South Korea)	2,431	1,182,454
Sanmina Corp.*(a)	58,200	2,352,444
ScanSource, Inc.*	34,000	1,182,860
Sensirion Holding AG (Switzerland), 144A*	3,756	462,687
Synnex Technology International Corp. (Taiwan)	592,000	1,546,622
TD SYNNEX Corp.	70,008	7,225,526
Teledyne Technologies, Inc.*	585	276,489
Trimble, Inc.*	3,130	225,798
Unimicron Technology Corp. (Taiwan)	8,000	68,900
Vishay Intertechnology, Inc.	38,300	750,680
Vontier Corp.	995	25,263
WPG Holdings Ltd. (Taiwan)	597,000	1,165,784
Zebra Technologies Corp. (Class A Stock)*	29,700	12,286,890
Zhen Ding Technology Holding Ltd. (Taiwan)	231,000	861,964
		72,653,990
Energy Equipment & Services — 0.2%
Baker Hughes Co.	9,220	335,700
Bristow Group, Inc.*	20,000	741,600
ChampionX Corp.*	138,300	3,385,584
Halliburton Co.	272,395	10,315,598
Newpark Resources, Inc.*	75,900	277,794
NOV, Inc.	4,875	95,599
Oceaneering International, Inc.*	135,800	2,058,728
Patterson-UTI Energy, Inc.	21,987	340,359
ProPetro Holding Corp.*	60,300	839,979
RPC, Inc.*(a)	29,300	312,631
Schlumberger NV	373,555	15,431,557
Select Energy Services, Inc. (Class A Stock)*	61,300	525,341
TETRA Technologies, Inc.*	259,900	1,068,189
		35,728,659
Entertainment — 0.8%
37 Interactive Entertainment Network Technology Group Co. Ltd. (China) (Class A Stock)	24,600	90,179
Activision Blizzard, Inc.	146,265	11,717,289
Bilibili, Inc. (China), ADR*(a)	67,293	1,721,355
Capcom Co. Ltd. (Japan)	33,200	804,670
CD Projekt SA (Poland)(a)	93,859	3,870,849
Electronic Arts, Inc.	49,442	6,254,908
G-bits Network Technology Xiamen Co. Ltd. (China) (Class A Stock)	1,600	90,331
GungHo Online Entertainment, Inc. (Japan)	144,700	3,079,065
Kingsoft Corp. Ltd. (China)	7,000	22,342

A9

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Entertainment (cont’d.)
Konami Holdings Corp. (Japan)	9,100	$573,846
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	340	21,464
Liberty Media Corp.-Liberty Formula One (Class C Stock) *	2,480	173,203
Lions Gate Entertainment Corp. (Class A Stock)*(a)	20,800	338,000
Lions Gate Entertainment Corp. (Class B Stock)*(a)	62,000	931,860
Live Nation Entertainment, Inc.*	1,050	123,522
Madison Square Garden Sports Corp.*	129	23,138
Marcus Corp. (The)*	9,000	159,300
NetEase, Inc. (China), ADR	3,200	287,008
Netflix, Inc.*	99,551	37,290,809
Nintendo Co. Ltd. (Japan)	15,800	7,954,791
ROBLOX Corp. (Class A Stock)*(a)	59,035	2,729,778
Sea Ltd. (Taiwan), ADR*	20,898	2,503,372
Take-Two Interactive Software, Inc.*	1,135	174,495
Walt Disney Co. (The)*	292,062	40,059,224
World Wrestling Entertainment, Inc. (Class A Stock)(a)	24,180	1,509,799
Zynga, Inc. (Class A Stock)*	6,750	62,370
		122,566,967
Equity Real Estate Investment Trusts (REITs) — 2.0%
Acadia Realty Trust(a)	91,958	1,992,730
Advance Residence Investment Corp. (Japan)	126	356,793
Aedifica SA (Belgium)	4,840	609,002
Alexandria Real Estate Equities, Inc.	49,580	9,977,975
American Assets Trust, Inc.	16,200	613,818
American Campus Communities, Inc.	143,003	8,003,878
American Homes 4 Rent (Class A Stock)	33,107	1,325,273
American Tower Corp.	10,559	2,652,632
Americold Realty Trust	3,340	93,119
Apartment Income REIT Corp.	1,955	104,514
Apple Hospitality REIT, Inc.(a)	276,800	4,974,096
AvalonBay Communities, Inc.	45,638	11,335,110
Big Yellow Group PLC (United Kingdom)	57,863	1,173,919
Boston Properties, Inc.	1,947	250,774
Braemar Hotels & Resorts, Inc.(a)	63,700	393,666
British Land Co. PLC (The) (United Kingdom)	41,806	290,516
Brixmor Property Group, Inc.	3,705	95,626
Camden Property Trust	27,918	4,639,972
Canadian Apartment Properties REIT (Canada)	11,496	493,349
Capital & Counties Properties PLC (United Kingdom)	279,578	642,474
CapitaLand Integrated Commercial Trust (Singapore)	585,658	968,994
Charter Hall Group (Australia)	507,083	6,181,690
City Office REIT, Inc.	39,600	699,336
Community Healthcare Trust, Inc.	15,601	658,518
Cousins Properties, Inc.	122,431	4,932,745
Covivio (France)	715	56,874
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
CubeSmart	50,812	$2,643,748
Daiwa House REIT Investment Corp. (Japan)	257	692,294
Daiwa Office Investment Corp. (Japan)	25	155,259
Dexus (Australia)	664,433	5,414,017
DiamondRock Hospitality Co.*	111,900	1,130,190
Digital Core REIT Management Pte Ltd. (Singapore)*	488,610	542,277
Digital Realty Trust, Inc.(a)	12,222	1,733,080
DigitalBridge Group, Inc.*	31,200	224,640
Diversified Healthcare Trust	54,000	172,800
Douglas Emmett, Inc.	2,085	69,681
Duke Realty Corp.	4,755	276,075
EPR Properties	76,209	4,169,394
Equinix, Inc.	3,313	2,456,987
Equity LifeStyle Properties, Inc.	1,050	80,304
Equity Residential	58,195	5,232,894
Essential Properties Realty Trust, Inc.	69,263	1,752,354
Essex Property Trust, Inc.	5,175	1,787,859
Extra Space Storage, Inc.	28,325	5,823,620
Federal Realty Investment Trust	10,741	1,311,154
First Industrial Realty Trust, Inc.	18,062	1,118,218
Franklin Street Properties Corp.	117,354	692,389
Gaming & Leisure Properties, Inc.	280,890	13,182,168
Global Medical REIT, Inc.	76,839	1,254,012
GLP J-REIT (Japan)	481	731,860
Goodman Group (Australia)	879,585	14,932,323
Growthpoint Properties Australia Ltd. (Australia)	68,325	222,681
Healthcare Trust of America, Inc. (Class A Stock)	2,725	85,402
Healthpeak Properties, Inc.	6,745	231,556
Hersha Hospitality Trust*	122,600	1,113,208
Highwoods Properties, Inc.	24,235	1,108,509
Host Hotels & Resorts, Inc.(a)	508,955	9,888,996
Hudson Pacific Properties, Inc.	18,138	503,329
Ichigo Office REIT Investment Corp. (Japan)	2,131	1,542,673
Independence Realty Trust, Inc.(a)	47,904	1,266,582
Ingenia Communities Group (Australia)	118,489	444,570
InterRent Real Estate Investment Trust (Canada)	53,382	682,781
Invincible Investment Corp. (Japan)	2,442	843,365
Invitation Homes, Inc.	35,602	1,430,488
Iron Mountain, Inc.	1,085	60,120
Japan Hotel REIT Investment Corp. (Japan)	1,529	778,953
Japan Metropolitan Fund Investment Corp. (Japan)	877	741,050
Japan Prime Realty Investment Corp. (Japan)	63	206,734
Japan Real Estate Investment Corp. (Japan)	126	660,125
JBG SMITH Properties	1,530	44,707
Kenedix Office Investment Corp. (Japan)	60	359,995
Kilroy Realty Corp.	1,450	110,809
Kimco Realty Corp.	85,312	2,107,206

A10

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Kite Realty Group Trust	64,730	$1,473,902
Klepierre SA (France)*	40,253	1,068,718
Lamar Advertising Co. (Class A Stock)	91,350	10,613,043
Lendlease Global Commercial REIT (Singapore)	886,500	505,415
Life Storage, Inc.	18,660	2,620,424
Link REIT (Hong Kong)	383,020	3,263,006
Macerich Co. (The)(a)	124,568	1,948,244
Medical Properties Trust, Inc.	7,395	156,330
Merlin Properties Socimi SA (Spain)	28,440	331,846
MGM Growth Properties LLC (Class A Stock)	10,673	413,045
Mid-America Apartment Communities, Inc.	1,438	301,189
Mirvac Group (Australia)	316,163	585,116
Mitsui Fudosan Logistics Park, Inc. (Japan)	111	524,086
National Retail Properties, Inc.	2,185	98,194
National Storage Affiliates Trust	5,125	321,645
National Storage REIT (Australia)	316,668	636,700
Necessity Retail REIT, Inc. (The)	64,300	508,613
NETSTREIT Corp.(a)	35,968	807,122
Nippon Building Fund, Inc. (Japan)	166	942,417
Nomura Real Estate Master Fund, Inc. (Japan)	523	692,055
Omega Healthcare Investors, Inc.	2,985	93,013
Orion Office REIT, Inc.	748	10,472
Outfront Media, Inc.	145,100	4,125,193
Park Hotels & Resorts, Inc.	130,085	2,540,560
Pebblebrook Hotel Trust	9,600	235,008
Piedmont Office Realty Trust, Inc. (Class A Stock)	151,400	2,607,108
Plymouth Industrial REIT, Inc.(a)	14,654	397,123
PotlatchDeltic Corp.	26,300	1,386,799
Prologis, Inc.	242,350	39,134,678
Public Storage	22,948	8,956,145
Rayonier, Inc.	1,780	73,194
Realty Income Corp.	24,301	1,684,059
Regency Centers Corp.	2,110	150,527
Retail Opportunity Investments Corp.	24,094	467,183
Rexford Industrial Realty, Inc.	35,418	2,641,829
RLJ Lodging Trust	125,400	1,765,632
Ryman Hospitality Properties, Inc.*	12,200	1,131,794
Safehold, Inc.(a)	2,600	144,170
Safestore Holdings PLC (United Kingdom)	143,974	2,494,921
Sasseur Real Estate Investment Trust (Singapore)	2,185,200	1,361,689
SBA Communications Corp.	48,928	16,836,125
Scentre Group (Australia)	356,141	808,230
Segro PLC (United Kingdom)	110,067	1,946,078
Service Properties Trust	259,700	2,293,151
Simon Property Group, Inc.	59,389	7,813,217
SL Green Realty Corp.(a)	6,200	503,316
Spirit Realty Capital, Inc.	1,540	70,871
Stockland (Australia)	2,120,316	6,707,950
STORE Capital Corp.	3,060	89,444
Summit Hotel Properties, Inc.*	134,002	1,334,660
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Summit Industrial Income REIT (Canada)	84,859	$1,494,697
Sun Communities, Inc.(a)	3,205	561,804
Suntec Real Estate Investment Trust (Singapore)	164,500	211,702
Tritax Big Box REIT PLC (United Kingdom)	286,337	909,120
UDR, Inc.	3,950	226,611
Unibail-Rodamco-Westfield (France)*	17,392	1,304,940
Ventas, Inc.	33,385	2,061,858
VICI Properties, Inc.	124,765	3,550,812
Vornado Realty Trust	2,195	99,477
Warehouses De Pauw CVA (Belgium)	11,556	499,999
Welltower, Inc.	49,442	4,753,354
Weyerhaeuser Co.	392,375	14,871,012
Whitestone REIT	79,100	1,048,075
WP Carey, Inc.	2,355	190,378
Xenia Hotels & Resorts, Inc.*	83,200	1,604,928
		326,534,845
Food & Staples Retailing — 0.9%
Albertson’s Cos., Inc. (Class A Stock)(a)	115,445	3,838,546
Alimentation Couche-Tard, Inc. (Canada)	3,300	148,667
Avenue Supermarts Ltd. (India), 144A*	12,297	647,599
BIM Birlesik Magazalar A/S (Turkey)	91,886	529,729
BJ’s Wholesale Club Holdings, Inc.*	18,959	1,281,818
Carrefour SA (France)	69,156	1,498,022
Casey’s General Stores, Inc.	444	87,987
Cencosud SA (Chile)	685,876	1,351,179
Chefs’ Warehouse, Inc. (The)*	10,200	332,520
Coles Group Ltd. (Australia)	64,053	855,629
Costco Wholesale Corp.	68,285	39,321,917
E-MART, Inc. (South Korea)	140	16,175
Empire Co. Ltd. (Canada) (Class A Stock)	60,500	2,145,798
Endeavour Group Ltd. (Australia)	113,796	617,054
George Weston Ltd. (Canada)	18,500	2,278,187
GrainCorp Ltd. (Australia) (Class A Stock)	148,805	940,310
Grocery Outlet Holding Corp.*	1,120	36,714
Jeronimo Martins SGPS SA (Portugal)	152,160	3,650,493
Kesko OYJ (Finland) (Class B Stock)	25,513	701,959
Koninklijke Ahold Delhaize NV (Netherlands)	528,303	16,957,057
Kroger Co. (The)	99,050	5,682,498
Loblaw Cos. Ltd. (Canada)	78,400	7,035,085
Magnit PJSC (Russia), GDR^	25,795	3
Metcash Ltd. (Australia)	86,828	293,489
Metro, Inc. (Canada)	17,000	978,539
Performance Food Group Co.*	41,983	2,137,355
PriceSmart, Inc.	13,100	1,033,197
Sheng Siong Group Ltd. (Singapore)	186,000	208,463
Shoprite Holdings Ltd. (South Africa)	3,764	60,767
SPAR Group Ltd. (The) (South Africa)	1,504	17,469
Tesco PLC (United Kingdom)	3,874,473	14,024,408
US Foods Holding Corp.*	2,765	104,047

A11

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Food & Staples Retailing (cont’d.)
Walgreens Boots Alliance, Inc.	86,775	$3,884,917
Wal-Mart de Mexico SAB de CV (Mexico)	38,700	158,594
Walmart, Inc.	198,030	29,490,628
		142,346,819
Food Products — 0.8%
Adecoagro SA (Brazil)*	33,975	410,418
Archer-Daniels-Midland Co.	145,365	13,120,645
Austevoll Seafood ASA (Norway)	112,698	1,745,894
Beyond Meat, Inc.*	95	4,589
Bunge Ltd.	34,015	3,769,202
Campbell Soup Co.	2,440	108,751
Charoen Pokphand Foods PCL (Thailand)	30,000	21,700
China Feihe Ltd. (China), 144A	26,000	25,680
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	14	1,691,429
CJ CheilJedang Corp. (South Korea)	60	18,202
Conagra Brands, Inc.	5,860	196,720
Darling Ingredients, Inc.*	28,361	2,279,657
Elders Ltd. (Australia)	24,395	241,748
Flowers Foods, Inc.	2,340	60,161
General Mills, Inc.	7,635	517,042
Glanbia PLC (Ireland)	15,479	179,825
Golden Agri-Resources Ltd. (Indonesia)	2,372,800	532,186
Gruma SAB de CV (Mexico) (Class B Stock)	1,620	20,312
Hain Celestial Group, Inc. (The)*	1,190	40,936
Hershey Co. (The)	12,983	2,812,507
Hormel Foods Corp.	3,540	182,452
Indofood CBP Sukses Makmur Tbk PT (Indonesia)	19,200	9,817
Indofood Sukses Makmur Tbk PT (Indonesia)	1,303,500	540,141
Inghams Group Ltd. (Australia)	127,834	291,777
Ingredion, Inc.(a)	12,560	1,094,604
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	2,800	16,186
IOI Corp. Bhd (Malaysia)	19,200	18,799
J.M. Smucker Co. (The)	1,310	177,387
JBS SA	300,600	2,367,019
John B. Sanfilippo & Son, Inc.	7,400	617,456
Kellogg Co.	1,750	112,858
Kraft Heinz Co. (The)	338,490	13,333,121
Kuala Lumpur Kepong Bhd (Malaysia)	7,500	44,934
Lamb Weston Holdings, Inc.	1,315	78,782
Marico Ltd. (India)	4,089	27,144
McCormick & Co., Inc.	3,120	311,376
Mondelez International, Inc. (Class A Stock)	118,731	7,453,932
Nestle SA (Switzerland)	184,212	23,917,513
Nippon Suisan Kaisha Ltd. (Japan)	619,700	2,771,887
Nisshin Oillio Group Ltd. (The) (Japan)	26,800	625,842
Orkla ASA (Norway)	75,480	670,286
Pilgrim’s Pride Corp.*	350	8,785
Post Holdings, Inc.*	736	50,975
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Premier Foods PLC (United Kingdom)	656,977	$982,330
Sanderson Farms, Inc.	28,800	5,399,712
Seaboard Corp.	1	4,205
Sime Darby Plantation Bhd (Malaysia)	26,400	31,151
Tate & Lyle PLC (United Kingdom)	224,168	2,162,975
Thai Union Group PCL (Thailand)	652,500	370,554
Tyson Foods, Inc. (Class A Stock)	242,990	21,779,194
Want Want China Holdings Ltd. (China)	35,000	32,310
WH Group Ltd. (Hong Kong), 144A	805,860	506,082
Wilmar International Ltd. (China)	2,873,500	9,959,379
		123,748,569
Gas Utilities — 0.1%
Atmos Energy Corp.	8,845	1,056,889
Beijing Enterprises Holdings Ltd. (China)	8,500	26,852
Enagas SA (Spain)	40,924	908,824
GAIL India Ltd. (India)	64,969	133,271
Italgas SpA (Italy)	491,767	3,153,792
Kunlun Energy Co. Ltd. (China)	100,000	86,756
National Fuel Gas Co.	1,115	76,601
Naturgy Energy Group SA (Spain)	31,355	937,417
Nippon Gas Co. Ltd. (Japan)	9,900	120,422
Northwest Natural Holding Co.	6,800	351,696
ONE Gas, Inc.(a)	19,300	1,703,032
Osaka Gas Co. Ltd. (Japan)	41,500	710,930
Rubis SCA (France)	8,640	254,522
Snam SpA (Italy)	197,530	1,139,035
UGI Corp.	93,405	3,383,129
		14,043,168
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories	423,447	50,119,187
Alcon, Inc. (Switzerland)	80,526	6,378,656
AngioDynamics, Inc.*	16,900	364,026
AtriCure, Inc.*	8,100	531,927
Baxter International, Inc.	115,490	8,955,095
Becton, Dickinson & Co.	5,371	1,428,686
Boston Scientific Corp.*	460,355	20,389,123
Coloplast A/S (Denmark) (Class B Stock)	5,265	800,638
Cooper Cos., Inc. (The)	605	252,642
DENTSPLY SIRONA, Inc.	2,720	133,878
Dexcom, Inc.*	11,731	6,001,580
Edwards Lifesciences Corp.*	172,400	20,294,928
El.En. SpA (Italy)	12,480	198,602
Envista Holdings Corp.*(a)	60,194	2,932,050
Figs, Inc. (Class A Stock)*(a)	48,680	1,047,594
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	41,031	689,858
Getinge AB (Sweden) (Class B Stock)	211,198	8,437,463
Globus Medical, Inc. (Class A Stock)*	975	71,935
Haemonetics Corp.*(a)	29,900	1,890,278
Hartalega Holdings Bhd (Malaysia)	503,200	580,292
Hologic, Inc.*	165,340	12,701,419
Hoya Corp. (Japan)	5,600	632,212
ICU Medical, Inc.*	245	54,547
IDEXX Laboratories, Inc.*	1,700	930,002

A12

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Inari Medical, Inc.*(a)	4,828	$437,610
Intco Medical Technology Co. Ltd. (China) (Class A Stock)	11,125	80,684
Integer Holdings Corp.*	39,600	3,190,572
Integra LifeSciences Holdings Corp.*	905	58,155
Intuitive Surgical, Inc.*	18,454	5,567,203
iRadimed Corp.	9,900	443,916
iRhythm Technologies, Inc.*(a)	6,300	992,061
Kossan Rubber Industries Bhd (Malaysia)	170,600	79,565
Lantheus Holdings, Inc.*	72,000	3,982,320
LeMaitre Vascular, Inc.(a)	9,100	422,877
Masimo Corp.*	160	23,286
Medtronic PLC	203,007	22,523,627
Menicon Co. Ltd. (Japan)	141,188	3,376,787
Merit Medical Systems, Inc.*	59,500	3,957,940
Natus Medical, Inc.*	17,700	465,156
Nihon Kohden Corp. (Japan)	6,500	156,217
Outset Medical, Inc.*	11,414	518,196
Quidel Corp.*	450	50,607
ResMed, Inc.	185	44,864
Shockwave Medical, Inc.*	3,500	725,760
Silk Road Medical, Inc.*	9,258	382,263
Sonova Holding AG (Switzerland)	9,265	3,854,962
Sri Trang Gloves Thailand PCL (Thailand)(a)	1,046,800	794,682
STAAR Surgical Co.*(a)	14,400	1,150,704
STERIS PLC	19,051	4,605,960
Straumann Holding AG (Switzerland)	5,515	8,805,327
Stryker Corp.	2,498	667,840
Tandem Diabetes Care, Inc.*	50	5,814
Teleflex, Inc.	471	167,125
Top Glove Corp. Bhd (Malaysia)	1,646,700	754,173
Zimmer Biomet Holdings, Inc.	2,608	333,563
Zimvie, Inc.*	266	6,075
		214,442,509
Health Care Providers & Services — 1.6%
Acadia Healthcare Co., Inc.*	16,935	1,109,751
agilon health, Inc.*	60	1,521
Amedisys, Inc.*	50	8,614
AmerisourceBergen Corp.	1,858	287,451
Amplifon SpA (Italy)	80,871	3,600,354
Anthem, Inc.	49,663	24,395,459
Apollo Hospitals Enterprise Ltd. (India)	15,007	893,373
Aveanna Healthcare Holdings, Inc.*	104,900	357,709
Cardinal Health, Inc.	1,445	81,931
Centene Corp.*	265,763	22,374,587
Chemed Corp.	140	70,917
Cigna Corp.	94,074	22,541,071
Community Health Systems, Inc.*	29,600	351,352
CorVel Corp.*	11,300	1,903,372
CVS Health Corp.	250,275	25,330,333
DaVita, Inc.*	256	28,956
Encompass Health Corp.	565	40,177
Ensign Group, Inc. (The)	34,100	3,069,341
Fresenius SE & Co. KGaA (Germany)	52,814	1,940,479
Fulgent Genetics, Inc.*	2,800	174,748
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Galenica AG (Switzerland), 144A	5,064	$389,486
H.U. Group Holdings, Inc. (Japan)	52,500	1,248,723
HCA Healthcare, Inc.	14,900	3,734,238
Henry Schein, Inc.*	1,735	151,275
Humana, Inc.	1,610	700,624
Laboratory Corp. of America Holdings*	51,533	13,587,191
McKesson Corp.	21,934	6,714,655
Medipal Holdings Corp. (Japan)	184,000	3,026,749
Molina Healthcare, Inc.*	54,578	18,206,675
National HealthCare Corp.(a)	9,500	667,185
NMC Health PLC (United Arab Emirates)*^	21,382	3
Oak Street Health, Inc.*	135	3,629
Premier, Inc. (Class A Stock)	1,525	54,275
Privia Health Group, Inc.*	36,000	962,280
Progyny, Inc.*(a)	12,997	668,046
Quest Diagnostics, Inc.	1,522	208,301
Select Medical Holdings Corp.	110,400	2,648,496
Signify Health, Inc. (Class A Stock)*	855	15,518
Sonic Healthcare Ltd. (Australia)	411,610	10,886,339
Summerset Group Holdings Ltd. (New Zealand)	190,249	1,545,988
Tenet Healthcare Corp.*	15,000	1,289,400
Toho Holdings Co. Ltd. (Japan)	92,900	1,402,552
UnitedHealth Group, Inc.	161,581	82,401,463
Universal Health Services, Inc. (Class B Stock)	867	125,672
		259,200,259
Health Care Technology — 0.1%
American Well Corp. (Class A Stock)*	40,800	171,768
Cerner Corp.	3,700	346,172
Certara, Inc.*	545	11,707
Change Healthcare, Inc.*	3,135	68,343
Computer Programs & Systems, Inc.*	31,700	1,092,065
Definitive Healthcare Corp.*(a)	101,011	2,489,921
Evolent Health, Inc. (Class A Stock)*	7,400	239,020
Inspire Medical Systems, Inc.*	3,400	872,746
Multiplan Corp.*(a)	151,400	708,552
NextGen Healthcare, Inc.*	93,100	1,946,721
Sophia Genetics SA (Switzerland)*(a)	18,276	141,273
Teladoc Health, Inc.*	1,892	136,470
		8,224,758
Hotels, Restaurants & Leisure — 1.1%
888 Holdings PLC (United Kingdom)	574,541	1,382,490
Accel Entertainment, Inc.*(a)	63,000	767,340
Airbnb, Inc. (Class A Stock)*	51,752	8,888,924
Aramark	2,870	107,912
Aristocrat Leisure Ltd. (Australia)	148,050	4,010,565
Bally’s Corp.*(a)	10,830	332,914
Biglari Holdings, Inc. (Class B Stock)*	2,340	338,387
Bloomin’ Brands, Inc.(a)	35,494	778,738
Bluegreen Vacations Holding Corp.*	7,800	230,646
Booking Holdings, Inc.*	2,200	5,166,590
Boyd Gaming Corp.	810	53,282
Caesars Entertainment, Inc.*	990	76,586
Carnival Corp.*	10,660	215,545

A13

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Chipotle Mexican Grill, Inc.*	4,370	$6,913,471
Choice Hotels International, Inc.	11,600	1,644,416
Churchill Downs, Inc.	5,400	1,197,612
Chuy’s Holdings, Inc.*(a)	14,800	399,600
Compass Group PLC (United Kingdom)	263,693	5,675,720
Darden Restaurants, Inc.	503	66,874
Dave & Buster’s Entertainment, Inc.*	82,500	4,050,750
Dine Brands Global, Inc.	3,100	241,645
Domino’s Pizza, Inc.	145	59,017
Evolution AB (Sweden), 144A	56,721	5,836,208
Food & Life Cos. Ltd. (Japan)	9,900	275,370
Golden Entertainment, Inc.*	4,400	255,508
Greggs PLC (United Kingdom)	90,229	2,891,445
Hilton Grand Vacations, Inc.*	61,900	3,219,419
Hilton Worldwide Holdings, Inc.*	124,724	18,925,620
Hyatt Hotels Corp. (Class A Stock)*	645	61,565
InterContinental Hotels Group PLC (United Kingdom)	17,836	1,210,210
Jollibee Foods Corp. (Philippines)	3,500	15,196
Kindred Group PLC (Malta), SDR	36,436	396,712
Kura Sushi USA, Inc. (Class A Stock)*	10,400	573,560
La Francaise des Jeux SAEM (France), 144A	9,612	381,458
Las Vegas Sands Corp.*(a)	173,700	6,751,719
MakeMyTrip Ltd. (India)*(a)	61,622	1,653,318
Marriott International, Inc. (Class A Stock)*	32,548	5,720,311
Marriott Vacations Worldwide Corp.	510	80,427
McDonald’s Corp.	139,632	34,528,201
McDonald’s Holdings Co. Japan Ltd. (Japan)	151,000	6,281,300
MGM Resorts International	59,067	2,477,270
Minor International PCL (Thailand)*	1,139,936	1,142,808
Norwegian Cruise Line Holdings Ltd.*	4,625	101,195
OPAP SA (Greece)	56,582	823,633
Penn National Gaming, Inc.*(a)	10,465	443,925
Planet Fitness, Inc. (Class A Stock)*	120,450	10,175,616
RCI Hospitality Holdings, Inc.	14,200	872,732
Red Rock Resorts, Inc. (Class A Stock)	19,400	942,064
Royal Caribbean Cruises Ltd.*(a)	46,780	3,919,228
Rush Street Interactive, Inc.*	21,201	154,131
SeaWorld Entertainment, Inc.*	73,400	5,463,896
Six Flags Entertainment Corp.*	645	28,058
Sodexo SA (France)	8,532	694,014
Starbucks Corp.	127,300	11,580,481
Tabcorp Holdings Ltd. (Australia)	203,110	806,839
Texas Roadhouse, Inc.	18,300	1,532,259
Toridoll Holdings Corp. (Japan)(a)	21,300	441,959
Travel + Leisure Co.	385	22,307
Wyndham Hotels & Resorts, Inc.	28,660	2,427,215
Yoshinoya Holdings Co. Ltd. (Japan)	22,100	427,143
Yum China Holdings, Inc. (China)	4,940	205,208
Yum! Brands, Inc.	25,155	2,981,622
Zensho Holdings Co. Ltd. (Japan)	18,200	424,961
		179,745,135
	Shares	Value
Common Stocks (continued)
Household Durables — 0.3%
Barratt Developments PLC (United Kingdom)	191,962	$1,311,603
Beazer Homes USA, Inc.*	13,300	202,426
Bellway PLC (United Kingdom)	53,873	1,720,656
Berkeley Group Holdings PLC (United Kingdom)*	31,678	1,554,329
Cavco Industries, Inc.*	13,900	3,347,815
Century Communities, Inc.	11,910	638,019
Coway Co. Ltd. (South Korea)	798	44,943
D.R. Horton, Inc.	2,410	179,569
Garmin Ltd.	1,896	224,885
Iida Group Holdings Co. Ltd. (Japan)	93,800	1,618,652
KB Home(a)	10,200	330,276
Leggett & Platt, Inc.	1,665	57,942
Lennar Corp. (Class A Stock)	66,546	5,401,539
Lennar Corp. (Class B Stock)	210	14,353
M/I Homes, Inc.*	5,000	221,750
Mohawk Industries, Inc.*	685	85,077
Newell Brands, Inc.	4,760	101,912
NVR, Inc.*	12	53,607
Oppein Home Group, Inc. (China) (Class A Stock)	4,700	86,300
Panasonic Holdings Corp. (Japan)	133,500	1,294,214
Persimmon PLC (United Kingdom)	59,834	1,682,478
PulteGroup, Inc.(a)	33,680	1,411,192
Redrow PLC (United Kingdom)	299,550	2,041,687
Sekisui Chemical Co. Ltd. (Japan)	31,200	446,831
Skyline Champion Corp.*	93,200	5,114,816
Sony Group Corp. (Japan)	15,300	1,575,384
Tamron Co. Ltd. (Japan)	26,100	507,130
Taylor Morrison Home Corp.*	12,900	351,138
Taylor Wimpey PLC (United Kingdom)	371,862	634,030
Toll Brothers, Inc.	363,303	17,082,507
TopBuild Corp.*	50	9,070
Tri Pointe Homes, Inc.*	116,500	2,339,320
Whirlpool Corp.	745	128,721
		51,814,171
Household Products — 0.4%
Church & Dwight Co., Inc.	2,905	288,699
Clorox Co. (The)	293	40,736
Colgate-Palmolive Co.	4,910	372,325
Henkel AG & Co. KGaA (Germany)	12,961	855,109
Kimberly-Clark Corp.	2,096	258,143
Procter & Gamble Co. (The)	387,049	59,141,087
Reynolds Consumer Products, Inc.	675	19,805
Spectrum Brands Holdings, Inc.	570	50,570
		61,026,474
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	678,965	17,469,770
Brookfield Renewable Corp. (Class A Stock)	1,225	53,655
Clearway Energy, Inc. (Class A Stock)	6,900	229,908
Clearway Energy, Inc. (Class C Stock)	15,300	558,603
Colbun SA (Chile)	1,175,895	96,442
Engie Brasil Energia SA (Brazil)	128,900	1,167,154
NextEra Energy Partners LP(a)	8,437	703,308

A14

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Independent Power & Renewable Electricity Producers (cont’d.)
NTPC Ltd. (India)	35,445	$62,941
Ormat Technologies, Inc.(a)	13,300	1,088,339
Vistra Corp.	47,595	1,106,584
		22,536,704
Industrial Conglomerates — 0.3%
3M Co.	6,185	920,823
CITIC Ltd. (China)	682,000	754,162
CJ Corp. (South Korea)	1,944	134,849
CK Hutchison Holdings Ltd. (United Kingdom)	158,000	1,157,326
DCC PLC (United Kingdom)	28,193	2,199,505
General Electric Co.	13,667	1,250,530
Honeywell International, Inc.	93,214	18,137,580
Industries Qatar QSC (Qatar)	84,077	438,498
Jardine Matheson Holdings Ltd. (Hong Kong)	40,400	2,215,497
KOC Holding A/S (Turkey)	359,721	969,563
LG Corp. (South Korea)	1,759	110,546
Nisshinbo Holdings, Inc. (Japan)	281,900	2,446,850
Roper Technologies, Inc.	31,512	14,880,912
Samsung C&T Corp. (South Korea)	610	56,986
Turkiye Sise ve Cam Fabrikalari A/S (Turkey)	2,211,199	2,293,136
		47,966,763
Insurance — 1.7%
Admiral Group PLC (United Kingdom)	17,480	588,049
Aflac, Inc.	44,460	2,862,779
Ageas SA/NV (Belgium)	17,524	883,802
AIA Group Ltd. (Hong Kong)	42,200	440,581
Alleghany Corp.*	9,274	7,855,078
Allianz SE (Germany)	37,140	8,849,944
Allstate Corp. (The)	3,663	507,362
American Equity Investment Life Holding Co.(a)	3,900	155,649
American Financial Group, Inc.	11,713	1,705,647
American International Group, Inc.	193,390	12,139,090
Aon PLC (Class A Stock)	1,160	377,731
Arch Capital Group Ltd.*	374,985	18,156,774
Argo Group International Holdings Ltd.	28,000	1,155,840
Arthur J. Gallagher & Co.	2,628	458,849
ASR Nederland NV (Netherlands)	167,947	7,823,342
Assicurazioni Generali SpA (Italy)	41,882	954,897
Assurant, Inc.	770	140,009
Assured Guaranty Ltd.	1,055	67,161
AXA SA (France)	201,201	5,879,709
Axis Capital Holdings Ltd.	123,799	7,486,126
BB Seguridade Participacoes SA (Brazil)	5,400	29,047
Brighthouse Financial, Inc.*	17,770	917,998
Brown & Brown, Inc.	2,940	212,474
Cathay Financial Holding Co. Ltd. (Taiwan)	59,000	132,240
China Development Financial Holding Corp. (Taiwan)	98,000	65,303
China Life Insurance Co. Ltd. (China) (Class H Stock)	56,000	85,287
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	19,600	$47,321
China Taiping Insurance Holdings Co. Ltd. (China)	12,000	14,592
Chubb Ltd.	211,720	45,286,908
Cincinnati Financial Corp.	1,959	266,346
CNA Financial Corp.	595	28,929
Dai-ichi Life Holdings, Inc. (Japan)	89,700	1,808,787
DB Insurance Co. Ltd. (South Korea)	21,289	1,224,340
Employers Holdings, Inc.	9,800	401,996
Enstar Group Ltd.*	7,600	1,984,740
Erie Indemnity Co. (Class A Stock)	157	27,652
Everest Re Group Ltd.	405	122,059
Fairfax Financial Holdings Ltd. (Canada)	3,600	1,964,011
Fidelity National Financial, Inc.	3,650	178,266
First American Financial Corp.	1,500	97,230
Fubon Financial Holding Co. Ltd. (Taiwan)	52,762	140,280
Gjensidige Forsikring ASA (Norway)	8,150	202,109
Globe Life, Inc.	1,395	140,337
GoHealth, Inc. (Class A Stock)*	8,980	10,596
Great-West Lifeco, Inc. (Canada)(a)	27,000	795,649
Hanover Insurance Group, Inc. (The)	515	77,003
Hartford Financial Services Group, Inc. (The)	4,415	317,041
iA Financial Corp., Inc. (Canada)	13,500	820,810
Japan Post Holdings Co. Ltd. (Japan)	218,500	1,601,929
Japan Post Insurance Co. Ltd. (Japan)	75,200	1,305,997
Just Group PLC (United Kingdom)*	514,639	592,620
Kemper Corp.	975	55,127
Kinsale Capital Group, Inc.	26,900	6,133,738
Legal & General Group PLC (United Kingdom)	509,049	1,812,321
Lemonade, Inc.*	825	21,755
Lincoln National Corp.	2,120	138,563
Loews Corp.	2,855	185,061
Manulife Financial Corp. (Canada)	39,600	844,488
Mapfre SA (Spain)	110,300	230,823
Markel Corp.*	2,449	3,612,863
Marsh & McLennan Cos., Inc.	150,426	25,635,599
Mercury General Corp.	585	32,175
MetLife, Inc.	570,616	40,102,893
New China Life Insurance Co. Ltd. (China) (Class H Stock)	144,700	402,054
NN Group NV (Netherlands)	247,425	12,518,927
Old Mutual Ltd. (South Africa)	101,262	95,086
Old Republic International Corp.	70,635	1,827,327
People’s Insurance Co. Group of China Ltd. (The) (China) (Class H Stock)	62,000	20,245
Phoenix Group Holdings PLC (United Kingdom)	98,514	792,879
Phoenix Holdings Ltd. (The) (Israel)	51,244	672,782
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	104,000	105,731
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	2,500	17,576
Poste Italiane SpA (Italy), 144A	526,317	5,957,056

A15

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Power Corp. of Canada (Canada)	25,300	$783,194
Powszechny Zaklad Ubezpieczen SA (Poland)	22,321	178,797
Primerica, Inc.	598	81,818
Principal Financial Group, Inc.	3,440	252,530
Progressive Corp. (The)	7,415	845,236
Reinsurance Group of America, Inc.	35,071	3,838,872
RenaissanceRe Holdings Ltd. (Bermuda)	37,429	5,932,871
Ryan Specialty Group Holdings, Inc. (Class A Stock)*(a)	27,068	1,049,968
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	222	39,917
Selective Insurance Group, Inc.	3,200	285,952
SiriusPoint Ltd. (Bermuda)*	34,700	259,556
Sompo Holdings, Inc. (Japan)	32,600	1,424,373
Stewart Information Services Corp.	28,500	1,727,385
Sun Life Financial, Inc. (Canada)	14,300	798,416
Swiss Life Holding AG (Switzerland)	2,658	1,700,988
T&D Holdings, Inc. (Japan)	41,800	564,657
Travelers Cos., Inc. (The)	3,139	573,590
Trupanion, Inc.*	1,900	169,328
Unipol Gruppo SpA (Italy)	114,454	626,340
United Fire Group, Inc.	10,800	335,556
Unum Group	2,955	93,112
W.R. Berkley Corp.(a)	15,517	1,033,277
White Mountains Insurance Group Ltd.	47	53,403
Willis Towers Watson PLC	1,595	376,771
Zurich Insurance Group AG (Switzerland)	14,985	7,380,266
		271,009,558
Interactive Media & Services — 2.4%
Alphabet, Inc. (Class A Stock)*	64,083	178,237,252
Alphabet, Inc. (Class C Stock)*	38,998	108,921,024
Auto Trader Group PLC (United Kingdom), 144A	87,890	731,400
Baidu, Inc. (China), ADR*	2,000	264,600
Cars.com, Inc.*	17,800	256,854
Eventbrite, Inc. (Class A Stock)*(a)	52,700	778,379
IAC/InterActiveCorp*	950	95,266
Info Edge India Ltd. (India)	1,704	100,978
Kanzhun Ltd. (China), ADR*(a)	89,868	2,238,612
Match Group, Inc.*	50,735	5,516,924
Meta Platforms, Inc. (Class A Stock)*	369,289	82,115,102
Outbrain, Inc.*	48,800	523,624
QuinStreet, Inc.*	45,800	531,280
Rightmove PLC (United Kingdom)(a)	84,289	697,951
Snap, Inc. (Class A Stock)*	185,366	6,671,322
Tencent Holdings Ltd. (China)	32,900	1,535,148
TripAdvisor, Inc.*	515	13,967
Twitter, Inc.*	8,735	337,957
Vimeo, Inc.*	135	1,604
Weibo Corp. (China), ADR*(a)	11,000	269,610
ZoomInfo Technologies, Inc.*	64,699	3,865,118
		393,703,972
	Shares	Value
Common Stocks (continued)
Internet & Direct Marketing Retail — 1.5%
Alibaba Group Holding Ltd. (China)*	104,556	$1,417,439
Amazon.com, Inc.*	60,320	196,640,184
Coupang, Inc. (South Korea)*(a)	59,596	1,053,657
DoorDash, Inc. (Class A Stock)*	210	24,610
Duluth Holdings, Inc. (Class B Stock)*(a)	66,600	814,518
eBay, Inc.	325,500	18,638,130
JD.com, Inc. (China), ADR*(a)	25,545	1,478,289
JD.com, Inc. (China) (Class A Stock)*	1,742	50,231
Liquidity Services, Inc.*	45,200	773,824
Meituan (China) (Class B Stock), 144A*	10,100	194,628
MercadoLibre, Inc. (Brazil)*(a)	19,272	22,923,659
Pinduoduo, Inc. (China), ADR*	4,700	188,517
Qurate Retail, Inc. (Class A Stock)	4,745	22,586
Shutterstock, Inc.	6,200	577,096
Wayfair, Inc. (Class A Stock)*	413	45,752
ZOZO, Inc. (Japan)	57,900	1,548,190
		246,391,310
IT Services — 2.5%
Accenture PLC (Class A Stock)	105,660	35,631,722
Adyen NV (Netherlands), 144A*	11,589	22,953,607
Akamai Technologies, Inc.*	2,008	239,735
Alliance Data Systems Corp.	676	37,957
Alten SA (France)	1,897	286,282
Amdocs Ltd.	22,920	1,884,253
Automatic Data Processing, Inc.	93,707	21,322,091
BIPROGY, Inc. (Japan)	14,000	354,710
Broadridge Financial Solutions, Inc.	120	18,685
Capgemini SE (France)	69,241	15,401,647
Cloudflare, Inc. (Class A Stock)*	170	20,349
Cognizant Technology Solutions Corp. (Class A Stock)	91,590	8,212,875
Computacenter PLC (United Kingdom)	71,658	2,748,371
Concentrix Corp.	42,228	7,033,496
Data#3 Ltd. (Australia)	125,808	553,409
Dlocal Ltd. (Uruguay)*(a)	86,636	2,708,241
DXC Technology Co.*	3,145	102,621
EPAM Systems, Inc.*	4,200	1,245,762
Euronet Worldwide, Inc.*	174	22,646
Evo Payments, Inc. (Class A Stock)*	80,964	1,869,459
ExlService Holdings, Inc.*(a)	28,800	4,126,176
Fastly, Inc. (Class A Stock)*	1,360	23,637
Fidelity National Information Services, Inc.	7,613	764,498
Fiserv, Inc.*	23,479	2,380,771
FleetCor Technologies, Inc.*	770	191,776
Fujitsu Ltd. (Japan)	107,200	16,051,577
Gartner, Inc.*	75,983	22,601,903
Genpact Ltd.	37,380	1,626,404
Global Payments, Inc.	3,606	493,445
Globant SA*	48,392	12,682,092
GMO Payment Gateway, Inc. (Japan)	10,018	1,028,836
GoDaddy, Inc. (Class A Stock)*	24,685	2,066,135
Grid Dynamics Holdings, Inc.*	20,100	283,008
Hackett Group, Inc. (The)	61,700	1,422,802
HCL Technologies Ltd. (India)	356,381	5,444,923

A16

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Infosys Ltd. (India)	76,286	$1,914,096
International Business Machines Corp.	11,184	1,454,144
International Money Express, Inc.*	44,000	906,840
Itochu Techno-Solutions Corp. (Japan)	21,600	553,655
Jack Henry & Associates, Inc.	22,646	4,462,394
Keywords Studios PLC (Ireland)	9,075	315,481
Kyndryl Holdings, Inc.*	2,875	37,720
Larsen & Toubro Infotech Ltd. (India), 144A	10,225	827,835
Mastercard, Inc. (Class A Stock)	156,119	55,793,808
Mindtree Ltd. (India)	1,150	65,332
MongoDB, Inc.*	2,680	1,188,821
Mphasis Ltd. (India)	63,903	2,835,706
NEC Corp. (Japan)	42,200	1,772,028
Nomura Research Institute Ltd. (Japan)	21,600	707,142
NSD Co. Ltd. (Japan)	43,500	778,179
NTT Data Corp. (Japan)	444,200	8,725,695
Okta, Inc.*	3,596	542,852
Otsuka Corp. (Japan)	17,200	609,652
Paychex, Inc.	504	68,781
PayPal Holdings, Inc.*	11,100	1,283,715
Paysafe Ltd.*	8,445	28,629
Perficient, Inc.*	6,000	660,540
Reply SpA (Italy)	18,217	3,021,978
SCSK Corp. (Japan)	28,200	482,788
SHIFT, Inc. (Japan)*	1,100	192,478
Shift4 Payments, Inc. (Class A Stock)*(a)	14,983	927,897
Shopify, Inc. (Canada) (Class A Stock)*	18,002	12,168,632
Snowflake, Inc. (Class A Stock)*	45,368	10,395,170
Softcat PLC (United Kingdom)	12,000	266,855
SolarWinds Corp.	473	6,296
Sopra Steria Group SACA (France)	1,085	201,652
StoneCo Ltd. (Brazil) (Class A Stock)*	205	2,399
Tata Consultancy Services Ltd. (India)	43,846	2,157,604
Tech Mahindra Ltd. (India)	314,145	6,203,030
TELUS International CDA, Inc. (Philippines)*(a)	24,189	597,710
Thoughtworks Holding, Inc.*	305	6,347
TIS, Inc. (Japan)	19,500	456,813
Transcosmos, Inc. (Japan)*	71,700	1,869,539
TTEC Holdings, Inc.	13,200	1,089,264
Twilio, Inc. (Class A Stock)*	20,234	3,334,766
Uchida Yoko Co. Ltd. (Japan)	12,400	491,733
Unisys Corp.*	9,900	213,939
VeriSign, Inc.*	13,416	2,984,523
Verra Mobility Corp.*(a)	75,500	1,229,140
Visa, Inc. (Class A Stock)(a)	330,358	73,263,494
Western Union Co. (The)	3,780	70,837
WEX, Inc.*	5,093	908,846
Wipro Ltd. (India)	219,450	1,707,647
		403,620,323
Leisure Products — 0.1%
American Outdoor Brands, Inc.*(a)	18,200	238,966
Bandai Namco Holdings, Inc. (Japan)	16,000	1,211,324
Brunswick Corp.(a)	38,200	3,089,998
Hasbro, Inc.	1,600	131,072
	Shares	Value
Common Stocks (continued)
Leisure Products (cont’d.)
MasterCraft Boat Holdings, Inc.*(a)	30,800	$757,988
MIPS AB (Sweden)	2,198	204,449
Polaris, Inc.	214	22,538
Shimano, Inc. (Japan)	24,800	5,663,606
Smith & Wesson Brands, Inc.(a)	82,500	1,248,225
Thule Group AB (Sweden), 144A	76,770	3,042,665
		15,610,831
Life Sciences Tools & Services — 0.8%
Adaptive Biotechnologies Corp.*	160	2,221
Agilent Technologies, Inc.	375	49,624
Bio-Rad Laboratories, Inc. (Class A Stock)*	13,476	7,590,087
Charles River Laboratories International, Inc.*	30	8,519
Danaher Corp.	170,041	49,878,127
Divi’s Laboratories Ltd. (India)	32,353	1,878,271
Eurofins Scientific SE (Luxembourg)	104,302	10,315,102
ICON PLC (Ireland)*	19,020	4,626,044
IQVIA Holdings, Inc.*	88,701	20,508,558
Lonza Group AG (Switzerland)	10,712	7,755,043
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	188,200	6,637,814
Medpace Holdings, Inc.*	20,400	3,337,236
PerkinElmer, Inc.	1,571	274,077
QIAGEN NV*	2,840	139,160
Repligen Corp.*	35	6,583
Sartorius Stedim Biotech (France)	1,412	579,457
Syneos Health, Inc.*	1,135	91,878
Thermo Fisher Scientific, Inc.	38,274	22,606,538
Waters Corp.*	43	13,347
Wuxi Biologics Cayman, Inc. (China), 144A*	119,527	977,422
		137,275,108
Machinery — 1.3%
AGCO Corp.	704	102,805
Alamo Group, Inc.	1,400	201,306
Allison Transmission Holdings, Inc.	305	11,974
Altra Industrial Motion Corp.	92,100	3,585,453
Amada Co. Ltd. (Japan)	105,100	927,238
ANDRITZ AG (Austria)*	55,069	2,548,164
Ashok Leyland Ltd. (India)	371,215	572,437
Atlas Copco AB (Sweden) (Class A Stock)	7,689	399,048
Atlas Copco AB (Sweden) (Class B Stock)	36,909	1,663,674
Bucher Industries AG (Switzerland)	3,928	1,586,219
Caterpillar, Inc.	63,169	14,075,317
Chart Industries, Inc.*(a)	1,900	326,363
CKD Corp. (Japan)	11,900	181,834
CNH Industrial NV (United Kingdom)	495,230	7,833,683
Colfax Corp.*(a)	22,546	897,105
Crane Co.(a)	46,135	4,995,498
Cummins, Inc.	10,795	2,214,162
Daifuku Co. Ltd. (Japan)	10,500	750,274
Deere & Co.	23,877	9,919,938
Donaldson Co., Inc.	1,355	70,365

A17

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Dover Corp.	19,995	$3,137,215
Ebara Corp. (Japan)	56,000	3,109,903
Energy Recovery, Inc.*	8,188	164,906
Enerpac Tool Group Corp.	27,840	609,418
Epiroc AB (Sweden) (Class A Stock)	66,745	1,423,345
Epiroc AB (Sweden) (Class B Stock)	36,845	664,428
FANUC Corp. (Japan)	15,700	2,764,873
Flowserve Corp.	1,630	58,517
Fluidra SA (Spain)	9,304	268,217
Fortive Corp.	79,080	4,818,344
Frencken Group Ltd. (Malaysia)	151,500	183,835
Gates Industrial Corp. PLC*	282,490	4,254,299
GEA Group AG (Germany)	27,816	1,143,651
Graco, Inc.	795	55,427
Hillenbrand, Inc.	51,100	2,257,087
Hitachi Construction Machinery Co. Ltd. (Japan)	10,100	261,879
Husqvarna AB (Sweden) (Class B Stock)	409,112	4,261,902
IDEX Corp.	936	179,459
Illinois Tool Works, Inc.	412	86,273
IMI PLC (United Kingdom)	169,101	3,019,174
Ingersoll Rand, Inc.	211,875	10,667,906
Interroll Holding AG (Switzerland)	48	158,384
ITT, Inc.	1,100	82,731
Konecranes OYJ (Finland)	5,120	157,484
Kubota Corp. (Japan)	86,700	1,624,879
LK Technology Holdings Ltd. (Hong Kong)(a)	590,000	882,982
Meritor, Inc.*	70,800	2,518,356
Middleby Corp. (The)*	469	76,888
MINEBEA MITSUMI, Inc. (Japan)	30,000	655,641
MISUMI Group, Inc. (Japan)	101,700	3,025,764
Mueller Industries, Inc.	87,800	4,756,126
NGK Insulators Ltd. (Japan)	145,900	2,081,742
Nordson Corp.	21,072	4,785,030
NTN Corp. (Japan)*	381,000	660,255
Obara Group, Inc. (Japan)	19,500	476,156
Oshkosh Corp.	856	86,156
Otis Worldwide Corp.	207,109	15,937,038
PACCAR, Inc.	207,360	18,262,195
Parker-Hannifin Corp.	60,143	17,066,178
Pentair PLC	2,070	112,215
RBC Bearings, Inc.*	1,200	232,656
REV Group, Inc.(a)	63,400	849,560
Sandvik AB (Sweden)	112,702	2,393,383
Schindler Holding AG (Switzerland)	2,524	537,168
SFS Group AG (Switzerland)	1,805	250,344
Shyft Group, Inc. (The)(a)	33,700	1,216,907
Sinotruk Hong Kong Ltd. (China)	6,000	9,125
Snap-on, Inc.	663	136,233
Standex International Corp.	15,300	1,528,776
Stanley Black & Decker, Inc.	2,020	282,376
Sumitomo Heavy Industries Ltd. (Japan)	9,000	206,775
Takeuchi Manufacturing Co. Ltd. (Japan)	37,600	808,071
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Techtronic Industries Co. Ltd. (Hong Kong)	566,076	$9,105,923
Terex Corp.	13,000	463,580
Timken Co. (The)	805	48,864
Titan International, Inc.*	43,800	645,174
Toro Co. (The)	76	6,497
Trelleborg AB (Sweden) (Class B Stock)	23,940	554,027
Trinity Industries, Inc.	52,049	1,788,404
Tsubaki Nakashima Co. Ltd. (Japan)	24,600	193,715
Tsugami Corp. (Japan)	207,500	2,234,312
Valmet OYJ (Finland)	15,507	481,485
VAT Group AG (Switzerland), 144A	18,515	7,036,631
Volvo AB (Sweden) (Class A Stock)	24,006	458,382
Volvo AB (Sweden) (Class B Stock)	140,859	2,613,392
Westinghouse Air Brake Technologies Corp.	53,555	5,150,384
Wuxi Shangji Automation Co. Ltd. (China) (Class A Stock)	3,100	66,435
XCMG Construction Machinery Co. Ltd. (China) (Class A Stock)	96,000	77,562
Xylem, Inc.	799	68,123
Zoomlion Heavy Industry Science & Technology Co. Ltd. (China) (Class H Stock)	20,800	13,139
		209,116,518
Marine — 0.3%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	344	1,016,886
AP Moller - Maersk A/S (Denmark) (Class B Stock)	6,314	19,079,155
COSCO SHIPPING Holdings Co. Ltd. (China) (Class H Stock)*	222,450	384,023
Costamare, Inc. (Monaco)	33,500	571,175
D/S Norden A/S (Denmark)	145,401	5,092,221
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)	274,000	1,282,678
Kirby Corp.*	745	53,781
Kuehne + Nagel International AG (Switzerland)	25,634	7,265,931
Matson, Inc.	25,400	3,063,748
Mitsui OSK Lines Ltd. (Japan)	26,100	727,609
Pacific Basin Shipping Ltd. (Hong Kong)	4,791,000	2,579,201
Pan Ocean Co. Ltd. (South Korea)	7,715	44,204
SITC International Holdings Co. Ltd. (China)	907,000	3,183,945
Wan Hai Lines Ltd. (Taiwan)	155,400	856,810
Yang Ming Marine Transport Corp. (Taiwan)*	203,000	879,186
ZIM Integrated Shipping Services Ltd. (Israel)(a)	4,000	290,840
		46,371,393
Media — 0.4%
Advantage Solutions, Inc.*	46,800	298,584
Altice USA, Inc. (Class A Stock)*	99,365	1,240,075

A18

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
Cable One, Inc.	32	$46,856
Cardlytics, Inc.*	6,600	362,868
Charter Communications, Inc. (Class A Stock)*	82	44,733
Cheil Worldwide, Inc. (South Korea)	18,919	366,152
Comcast Corp. (Class A Stock)	549,145	25,710,969
CyberAgent, Inc. (Japan)	54,500	676,052
Cyfrowy Polsat SA (Poland)	147,836	977,677
Discovery, Inc. (Class A Stock)*	2,065	51,460
Discovery, Inc. (Class C Stock)*	3,945	98,507
DISH Network Corp. (Class A Stock)*	3,110	98,431
Entravision Communications Corp. (Class A Stock)	114,100	731,381
Fox Corp. (Class A Stock)	58,290	2,299,540
Fox Corp. (Class B Stock)	1,880	68,206
Future PLC (United Kingdom)	15,916	542,616
Gray Television, Inc.	83,100	1,834,017
Interpublic Group of Cos., Inc. (The)	44,505	1,577,702
ITV PLC (United Kingdom)*	1,289,181	1,375,304
Liberty Broadband Corp. (Class A Stock)*	280	36,697
Liberty Broadband Corp. (Class C Stock)*	1,759	238,028
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	1,160	53,024
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	2,000	91,460
Loyalty Ventures, Inc.*	270	4,463
Metropole Television SA (France)	12,504	246,226
MFE-MediaForEurope NV (Italy) (Class A Stock)*(a)	1,030,300	720,976
MFE-MediaForEurope NV (Italy) (Class B Stock)(a)	851,058	987,404
MultiChoice Group (South Africa)	8,527	76,662
New York Times Co. (The) (Class A Stock)	2,065	94,660
News Corp. (Class A Stock)	48,075	1,064,861
News Corp. (Class B Stock)	1,515	34,118
Nexstar Media Group, Inc. (Class A Stock)	464	87,455
Nine Entertainment Co. Holdings Ltd. (Australia)	135,877	298,614
Omnicom Group, Inc.	2,635	223,659
Paramount Global (Class A Stock)	80	3,233
Paramount Global (Class B Stock)	7,290	275,635
ProSiebenSat.1 Media SE (Germany)	84,282	1,075,288
Publicis Groupe SA (France)	163,738	9,931,294
Schibsted ASA (Norway) (Class B Stock)	12,930	275,165
Scholastic Corp.	3,800	153,064
SES SA (Luxembourg)	33,166	302,239
Sirius XM Holdings, Inc.	11,040	73,085
TechTarget, Inc.*	11,400	926,592
TEGNA, Inc.	64,900	1,453,760
Vivendi SE (France)	118,762	1,547,899
WPP PLC (United Kingdom)	944,942	12,401,306
		71,077,997
	Shares	Value
Common Stocks (continued)
Metals & Mining — 1.0%
Acerinox SA (Spain)	153,625	$1,711,572
African Rainbow Minerals Ltd. (South Africa)	3,510	68,892
Alcoa Corp.	2,335	210,220
Alrosa PJSC (Russia)^	575,990	1
Aluminum Corp. of China Ltd. (China) (Class H Stock)*	22,000	12,704
Anglo American Platinum Ltd. (South Africa)	400	55,066
Anglo American PLC (South Africa)	96,620	5,072,788
ArcelorMittal SA (Luxembourg)	446,119	14,308,828
Aurubis AG (Germany)	40,399	4,817,770
Baoshan Iron & Steel Co. Ltd. (China) (Class A Stock)	9,600	10,156
BHP Group Ltd. (Australia)	359,690	13,772,798
BlueScope Steel Ltd. (Australia)	809,926	12,500,679
Carpenter Technology Corp.	7,400	310,652
China Hongqiao Group Ltd. (China)	15,500	20,568
Cia Siderurgica Nacional SA (Brazil)	204,400	1,114,507
Cleveland-Cliffs, Inc.*	5,700	183,597
Commercial Metals Co.	33,100	1,377,622
Coronado Global Resources, Inc. (Australia), CDI, 144A	1,986,832	2,962,024
Eramet SA (France)*	921	151,520
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	747,572	1,651,188
ERO Copper Corp. (Brazil)*	19,125	280,109
Ferrexpo PLC (Ukraine)	145,147	353,998
Fortescue Metals Group Ltd. (Australia)	595,354	9,075,529
Freeport-McMoRan, Inc.	446,945	22,231,044
Glencore PLC (Australia)*	125,085	817,277
Hindalco Industries Ltd. (India)	59,851	447,337
Hyundai Steel Co. (South Korea)	675	22,939
Iluka Resources Ltd. (Australia)	93,069	779,452
Impala Platinum Holdings Ltd. (South Africa)	10,052	154,948
Jiangxi Copper Co. Ltd. (China) (Class H Stock)	8,000	13,319
JSW Steel Ltd. (India)	6,317	60,773
Kumba Iron Ore Ltd. (South Africa)	21,953	977,198
MMC Norilsk Nickel PJSC (Russia)^	8,156	—
MMG Ltd. (China)*	36,000	14,389
MP Materials Corp.*(a)	32,400	1,857,816
Newmont Corp.	10,030	796,883
Nippon Light Metal Holdings Co. Ltd. (Japan)	44,900	628,440
Northam Platinum Holdings Ltd. (South Africa)*	60,129	896,481
Novolipetsk Steel PJSC (Russia)^	2,758,930	3
Nucor Corp.	12,310	1,829,881
Outokumpu OYJ (Finland)*	59,312	316,798
POSCO Holdings, Inc. (South Korea)	537	129,064
Reliance Steel & Aluminum Co.	48,683	8,926,028
Rio Tinto Ltd. (Australia)	58,329	5,186,203
Rio Tinto PLC (Australia)	140,289	11,144,553
Royal Gold, Inc.	798	112,741
Ryerson Holding Corp.	6,800	238,136
Sandfire Resources Ltd. (Australia)	261,250	1,103,547

A19

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Saudi Arabian Mining Co. (Saudi Arabia)*	3,213	$114,469
Schnitzer Steel Industries, Inc. (Class A Stock)	3,000	155,820
Severstal PAO (Russia)^	337,573	—
Shanxi Taigang Stainless Steel Co. Ltd. (China) (Class A Stock)	82,000	85,917
Sibanye Stillwater Ltd. (South Africa)	254,384	1,034,440
South32 Ltd. (Australia)	317,141	1,184,090
Southern Copper Corp. (Peru)	2,900	220,110
SSAB AB (Sweden) (Class A Stock)*(a)	752,894	5,237,520
SSAB AB (Sweden) (Class B Stock)*	68,815	459,241
Steel Dynamics, Inc.	99,958	8,339,496
Tata Steel Ltd. (India)	28,136	482,500
TimkenSteel Corp.*	130,000	2,844,400
UACJ Corp. (Japan)	17,000	323,940
United States Steel Corp.(a)	96,545	3,643,608
Vale SA (Brazil)	459,264	9,214,122
		162,047,711
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
AGNC Investment Corp.	6,565	86,001
Annaly Capital Management, Inc.	17,495	123,165
BrightSpire Capital, Inc.	95,000	878,750
Granite Point Mortgage Trust, Inc.	25,900	288,008
Ladder Capital Corp.(a)	116,325	1,380,778
MFA Financial, Inc.(a)	281,300	1,133,639
New Residential Investment Corp.	5,425	59,567
Ready Capital Corp.	36,000	542,160
Redwood Trust, Inc.	41,400	435,942
Starwood Property Trust, Inc.	29,154	704,652
TPG RE Finance Trust, Inc.	128,500	1,517,585
		7,150,247
Multiline Retail — 0.3%
B&M European Value Retail SA (United Kingdom)	81,920	573,335
Dollar General Corp.	1,670	371,792
Dollar Tree, Inc.*	2,779	445,057
Europris ASA (Norway), 144A	50,385	323,316
Falabella SA (Chile)	119,652	382,452
Harvey Norman Holdings Ltd. (Australia)	433,566	1,727,883
Kohl’s Corp.	1,870	113,060
Macy’s, Inc.	51,000	1,242,360
Next PLC (United Kingdom)	21,899	1,730,764
Nordstrom, Inc.	230	6,235
Ollie’s Bargain Outlet Holdings, Inc.*	820	35,227
Target Corp.	184,950	39,250,089
Woolworths Holdings Ltd. (South Africa)	7,371	29,073
		46,230,643
Multi-Utilities — 0.4%
A2A SpA (Italy)	114,710	196,746
Ameren Corp.	62,831	5,891,035
CenterPoint Energy, Inc.	40,049	1,227,101
	Shares	Value
Common Stocks (continued)
Multi-Utilities (cont’d.)
Centrica PLC (United Kingdom)*	541,728	$566,878
CMS Energy Corp.	3,615	252,833
Consolidated Edison, Inc.	4,430	419,432
Dominion Energy, Inc.	112,820	9,586,316
DTE Energy Co.	45,209	5,977,082
E.ON SE (Germany)	1,162,071	13,504,015
Engie SA (France)	492,603	6,467,095
Hera SpA (Italy)	81,992	302,866
Iren SpA (Italy)	434,730	1,151,119
NiSource, Inc.	4,900	155,820
Public Service Enterprise Group, Inc.	232,810	16,296,700
Sempra Energy	13,503	2,270,124
WEC Energy Group, Inc.	3,945	393,751
		64,658,913
Oil, Gas & Consumable Fuels — 2.4%
Adaro Energy Indonesia Tbk PT (Indonesia)	4,480,900	839,694
Aker BP ASA (Norway)	12,110	451,959
Antero Midstream Corp.	4,195	45,600
APA Corp.	319,635	13,210,515
Berry Corp.	44,800	462,336
BP PLC (United Kingdom)	3,637,815	17,755,943
BW LPG Ltd. (Singapore), 144A	1,241,229	8,474,550
California Resources Corp.	39,400	1,762,362
Cheniere Energy, Inc.	91,500	12,686,475
Chevron Corp.	403,621	65,721,608
China Petroleum & Chemical Corp. (China) (Class H Stock)	178,000	88,832
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	153,500	489,811
Civitas Resources, Inc.(a)	32,400	1,934,604
ConocoPhillips	232,840	23,284,000
Continental Resources, Inc.	730	44,771
Cosmo Energy Holdings Co. Ltd. (Japan)	90,300	1,938,005
Coterra Energy, Inc.	8,365	225,604
Devon Energy Corp.	8,430	498,466
Diamondback Energy, Inc.	15,780	2,163,122
DT Midstream, Inc.	1,234	66,957
Earthstone Energy, Inc. (Class A Stock)*	98,900	1,249,107
Ecopetrol SA (Colombia)	37,008	34,703
ENEOS Holdings, Inc. (Japan)	205,800	771,986
Eni SpA (Italy)	117,730	1,722,930
EOG Resources, Inc.(a)	269,635	32,148,581
EQT Corp.	3,810	131,102
Equinor ASA (Norway)	344,204	12,806,224
Exxon Mobil Corp.	721,202	59,564,073
Hess Corp.	81,813	8,757,264
HF Sinclair Corp.*	1,875	74,719
Hindustan Petroleum Corp. Ltd. (India)	4,904	17,372
Indian Oil Corp. Ltd. (India)	14,540	22,757
Inpex Corp. (Japan)	155,900	1,836,689
Kinder Morgan, Inc.	399,855	7,561,258
LUKOIL PJSC (Russia)^	3,043	—
Lundin Energy AB (Sweden)	16,104	679,835
Marathon Oil Corp.	87,090	2,186,830

A20

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Marathon Petroleum Corp.	131,390	$11,233,845
Matador Resources Co.(a)	85,400	4,524,492
MOL Hungarian Oil & Gas PLC (Hungary)	3,040	26,682
Murphy Oil Corp.(a)	64,400	2,601,116
New Fortress Energy, Inc.	22,400	954,464
New Hope Corp. Ltd. (Australia)(a)	70,878	180,077
Oasis Petroleum, Inc.	4,028	589,296
Occidental Petroleum Corp.	110,430	6,265,798
Oil & Natural Gas Corp. Ltd. (India)	18,725	40,411
OMV AG (Austria)	238,410	11,370,462
ONEOK, Inc.	5,550	391,997
Ovintiv, Inc.(a)	33,900	1,832,973
PDC Energy, Inc.	106,994	7,776,324
PetroChina Co. Ltd. (China) (Class H Stock)	870,000	446,030
Petroleo Brasileiro SA (Brazil)	378,700	2,810,193
Phillips 66	5,820	502,790
Pioneer Natural Resources Co.	1,490	372,545
Ranger Oil Corp. (Class A Stock)*	5,400	186,462
Reliance Industries Ltd. (India)	9,088	315,008
Repsol SA (Spain)	268,959	3,517,384
Rosneft Oil Co. PJSC (Russia)^	19,154	—
Shaanxi Coal Industry Co. Ltd. (China) (Class A Stock)	37,900	97,952
Shanxi Coking Coal Energy Group Co. Ltd. (China) (Class A Stock)	14,500	28,233
Shanxi Lu’an Environmental Energy Development Co. Ltd. (China) (Class A Stock)	34,000	88,772
Shell PLC (Netherlands)	583,603	16,033,859
SM Energy Co.	34,000	1,324,300
Surgutneftegas PJSC (Russia)^	55,200	—
Targa Resources Corp.	37,557	2,834,427
Tatneft PJSC (Russia)^	133,140	—
Teekay Tankers Ltd. (Bermuda) (Class A Stock)*	18,400	254,656
TotalEnergies SE (France)(a)	250,744	12,666,971
United Tractors Tbk PT (Indonesia)	129,800	230,775
Valero Energy Corp.	38,432	3,902,385
W&T Offshore, Inc.*(a)	148,100	565,742
Whiting Petroleum Corp.(a)	11,100	904,761
Williams Cos., Inc. (The)	259,549	8,671,532
World Fuel Services Corp.	105,600	2,855,424
Yankuang Energy Group Co. Ltd. (China) (Class H Stock)	10,000	29,668
		388,138,450
Paper & Forest Products — 0.0%
Hokuetsu Corp. (Japan)	94,300	535,535
Louisiana-Pacific Corp.	1,065	66,158
Mondi PLC (Austria)	38,750	754,930
Stora Enso OYJ (Finland) (Class R Stock)	56,010	1,095,142
Suzano SA (Brazil)	62,600	726,447
Sylvamo Corp.*	481	16,008
		3,194,220
	Shares	Value
Common Stocks (continued)
Personal Products — 0.5%
BellRing Brands, Inc.*(a)	13,800	$318,504
Best World International Ltd. (Singapore)*^	68,367	5
Colgate-Palmolive India Ltd. (India)	953	19,393
Coty, Inc. (Class A Stock)*	906,975	8,153,705
Dabur India Ltd. (India)	4,450	31,429
Estee Lauder Cos., Inc. (The) (Class A Stock)	61,633	16,783,899
Hengan International Group Co. Ltd. (China)	5,000	23,093
Herbalife Nutrition Ltd.*	1,110	33,700
Inter Parfums, Inc.	19,400	1,708,170
Kao Corp. (Japan)	29,400	1,208,436
L’Oreal SA (France)	47,730	19,124,448
Medifast, Inc.	11,000	1,878,580
Olaplex Holdings, Inc.*	815	12,738
Unilever PLC (United Kingdom)	489,963	22,302,804
YA-MAN Ltd. (Japan)	117,300	1,098,980
		72,697,884
Pharmaceuticals — 2.7%
Amneal Pharmaceuticals, Inc.*	139,500	581,715
Amphastar Pharmaceuticals, Inc.*(a)	27,300	980,070
AstraZeneca PLC (United Kingdom)	37,957	5,021,250
AstraZeneca PLC (United Kingdom), ADR	115,434	7,657,892
Aurobindo Pharma Ltd. (India)	2,125	18,682
Bayer AG (Germany)	73,068	4,989,716
Bristol-Myers Squibb Co.(a)	626,028	45,718,825
Catalent, Inc.*	1,663	184,427
China Medical System Holdings Ltd. (China)	223,000	349,167
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (China) (Class A Stock)	2,200	15,658
Chugai Pharmaceutical Co. Ltd. (Japan)	69,300	2,319,984
Cipla Ltd. (India)	85,897	1,153,122
CSPC Pharmaceutical Group Ltd. (China)	65,600	75,401
Dr. Reddy’s Laboratories Ltd. (India)	15,792	893,047
Elanco Animal Health, Inc.*	5,570	145,321
Eli Lilly & Co.	172,986	49,538,001
Evolus, Inc.*(a)	26,000	291,720
Faes Farma SA (Spain)	103,282	421,150
GlaxoSmithKline PLC	1,010,135	21,842,448
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (China) (Class A Stock)	10,200	50,236
Harmony Biosciences Holdings, Inc.*(a)	20,600	1,002,190
Indivior PLC (United Kingdom)*	63,925	235,502
Intra-Cellular Therapies, Inc.*	101,200	6,192,428
Ipsen SA (France)	42,233	5,283,419
Jazz Pharmaceuticals PLC*	5,357	833,924
Johnson & Johnson	307,948	54,577,624
Kaken Pharmaceutical Co. Ltd. (Japan)	45,400	1,443,904
Kalbe Farma Tbk PT (Indonesia)	345,000	38,662

A21

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Laboratorios Farmaceuticos Rovi SA (Spain)	2,104	$156,091
Merck & Co., Inc.	493,415	40,484,701
Merck KGaA (Germany)	59,168	12,398,107
Nektar Therapeutics*	2,305	12,424
Novartis AG (Switzerland)	147,705	12,943,843
Novo Nordisk A/S (Denmark), ADR	23,830	2,646,321
Novo Nordisk A/S (Denmark) (Class B Stock)	258,240	28,670,961
Ono Pharmaceutical Co. Ltd. (Japan)	36,800	922,624
Organon & Co.	3,175	110,903
Orion OYJ (Finland) (Class B Stock)	20,055	910,187
Otsuka Holdings Co. Ltd. (Japan)	212,300	7,332,833
Perrigo Co. PLC	1,710	65,715
Pfizer, Inc.	914,075	47,321,663
Prestige Consumer Healthcare, Inc.*	69,500	3,679,330
Revance Therapeutics, Inc.*(a)	28,275	551,362
Richter Gedeon Nyrt (Hungary)	33,615	709,983
Roche Holding AG (Switzerland)	97,450	38,560,983
Royalty Pharma PLC (Class A Stock)	1,660	64,674
Sanofi (France)	211,571	21,639,605
Shionogi & Co. Ltd. (Japan)	25,800	1,589,885
Sino Biopharmaceutical Ltd. (Hong Kong)	77,000	47,794
Sun Pharmaceutical Industries Ltd. (India)	103,986	1,253,181
Takeda Pharmaceutical Co. Ltd. (Japan)	236,300	6,765,489
Torii Pharmaceutical Co. Ltd. (Japan)	66,600	1,709,549
Torrent Pharmaceuticals Ltd. (India)	5,125	188,422
Tsumura & Co. (Japan)	13,100	342,662
Viatris, Inc.	15,130	164,614
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (China) (Class A Stock)	300	14,876
Zoetis, Inc.	308	58,086
		443,172,353
Professional Services — 0.4%
ALS Ltd. (Australia)	51,663	511,239
ASGN, Inc.*	40,052	4,674,469
Barrett Business Services, Inc.	5,200	402,844
BayCurrent Consulting, Inc. (Japan)	1,300	474,893
CACI International, Inc. (Class A Stock)*	280	84,353
Clarivate PLC*	5,445	91,258
CoStar Group, Inc.*	1,125	74,936
Dun & Bradstreet Holdings, Inc.*	2,010	35,215
Equifax, Inc.	919	217,895
Experian PLC (United Kingdom)	78,623	3,049,044
FTI Consulting, Inc.*	424	66,661
Heidrick & Struggles International, Inc.	3,400	134,572
HireRight Holdings Corp.*	11,511	196,838
Insperity, Inc.	5,400	542,268
Jacobs Engineering Group, Inc.	9,210	1,269,230
Kelly Services, Inc. (Class A Stock)	17,800	386,082
Kforce, Inc.	18,200	1,346,254
Korn Ferry	129,800	8,429,212
	Shares	Value
Common Stocks (continued)
Professional Services (cont’d.)
Legalzoom.com, Inc.*	100	$1,414
Leidos Holdings, Inc.	1,765	190,656
ManpowerGroup, Inc.	26,374	2,477,046
Nielsen Holdings PLC	4,475	121,899
Pagegroup PLC (United Kingdom)	46,095	294,507
Randstad NV (Netherlands)(a)	281,201	16,869,302
RELX PLC (United Kingdom)	25,762	808,492
Robert Half International, Inc.	23,355	2,666,674
Science Applications International Corp.	725	66,823
SmartGroup Corp. Ltd. (Australia)	179,961	1,147,374
TransUnion	58,960	6,092,927
TriNet Group, Inc.*(a)	15,600	1,534,416
Verisk Analytics, Inc.	710	152,387
Visional, Inc. (Japan)*	15,200	934,943
Wolters Kluwer NV (Netherlands)	75,927	8,075,798
		63,421,921
Real Estate Management & Development — 0.5%
Aldar Properties PJSC (United Arab Emirates)	785,631	1,053,629
Capitaland Investment Ltd. (Singapore)*	584,408	1,713,829
CBRE Group, Inc. (Class A Stock)*	199,646	18,271,602
China Overseas Land & Investment Ltd. (China)	253,500	753,636
China Overseas Property Holdings Ltd. (China)	215,000	253,442
China Resources Land Ltd. (China)	22,000	101,837
China Resources Mixc Lifestyle Services Ltd. (China), 144A	6,000	29,471
China Vanke Co. Ltd. (China) (Class H Stock)	11,500	25,891
CK Asset Holdings Ltd. (Hong Kong)	1,693,260	11,571,654
Country Garden Services Holdings Co. Ltd. (China)	13,000	55,082
Cushman & Wakefield PLC*(a)	9,800	200,998
Daito Trust Construction Co. Ltd. (Japan)	13,200	1,401,293
DLF Ltd. (India)	4,515	22,564
Emaar Properties PJSC (United Arab Emirates)	694,338	1,130,549
ESR Cayman Ltd. (China), 144A*	186,200	575,795
eXp World Holdings, Inc.(a)	6,600	139,722
Fabege AB (Sweden)	28,256	417,560
Fastighets AB Balder (Sweden) (Class B Stock)*	4,720	310,805
Hang Lung Properties Ltd. (Hong Kong)	155,000	313,069
Henderson Land Development Co. Ltd. (Hong Kong)	133,200	552,973
Hongkong Land Holdings Ltd. (Hong Kong)	29,700	145,220
Hopson Development Holdings Ltd. (China)	228,350	432,519
Howard Hughes Corp. (The)*	8,395	869,806
Hulic Co. Ltd. (Japan)	36,900	331,288
Intershop Holding AG (Switzerland)	602	417,129

A22

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Jones Lang LaSalle, Inc.*	5,236	$1,253,813
K Wah International Holdings Ltd. (Hong Kong)	7,637,000	2,880,822
Kennedy-Wilson Holdings, Inc.(a)	30,000	731,700
Kerry Properties Ltd. (Hong Kong)	311,500	875,549
Kojamo OYJ (Finland)	39,844	955,299
Land & Houses PCL (Thailand)	4,216,500	1,201,923
Longfor Group Holdings Ltd. (China), 144A	83,000	424,007
Marcus & Millichap, Inc.	23,000	1,211,640
Mitsubishi Estate Co. Ltd. (Japan)	33,010	489,970
Mitsui Fudosan Co. Ltd. (Japan)	84,419	1,800,154
New World Development Co. Ltd. (Hong Kong)	259,500	1,052,208
Newmark Group, Inc. (Class A Stock)	177,600	2,827,392
Nexity SA (France)	26,843	944,257
Opendoor Technologies, Inc.*	4,575	39,574
Pandox AB (Sweden)*	56,678	849,619
Powerlong Real Estate Holdings Ltd. (China)	91,000	23,931
PSP Swiss Property AG (Switzerland)	4,235	556,491
RiseSun Real Estate Development Co. Ltd. (China) (Class A Stock)	121,500	85,114
RMR Group, Inc. (The) (Class A Stock)	8,800	273,680
Samhallsbyggnadsbolaget i Norden AB (Sweden)	183,042	819,801
Savills PLC (United Kingdom)	10,675	156,032
Shun Tak Holdings Ltd. (Hong Kong)*	9,296,000	2,035,693
Shurgard Self Storage SA (Belgium)	3,921	243,564
Sino Land Co. Ltd. (Hong Kong)	334,000	431,026
Sumitomo Realty & Development Co. Ltd. (Japan)	19	525
Sun Hung Kai Properties Ltd. (Hong Kong)	133,856	1,588,114
Sunac China Holdings Ltd. (China)	23,000	13,272
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	320,500	1,951,895
Swire Properties Ltd. (Hong Kong)	342,714	848,532
TAG Immobilien AG (Germany)	74,621	1,691,317
Tokyo Tatemono Co. Ltd. (Japan)	14,700	219,812
Tokyu Fudosan Holdings Corp. (Japan)	62,193	341,610
VGP NV (Belgium)	4,052	1,044,543
Vonovia SE (Germany)	23,076	1,075,990
Wharf Holdings Ltd. (The) (China)	214,000	651,264
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	446,990	2,211,224
Yanlord Land Group Ltd. (China)	2,005,100	1,825,621
Yuexiu Property Co. Ltd. (China)	992,400	982,481
		77,700,822
Road & Rail — 0.5%
AMERCO	10,307	6,152,661
ArcBest Corp.	6,900	555,450
CSX Corp.	198,370	7,428,957
Daseke, Inc.*	23,200	233,624
Full Truck Alliance Co. Ltd. (China), ADR*(a)	312,013	2,081,127
J.B. Hunt Transport Services, Inc.	31,233	6,271,274
	Shares	Value
Common Stocks (continued)
Road & Rail (cont’d.)
Knight-Swift Transportation Holdings, Inc.	2,010	$101,425
Landstar System, Inc.	58	8,748
Norfolk Southern Corp.	3,039	866,784
Old Dominion Freight Line, Inc.	4,796	1,432,469
Redde Northgate PLC (United Kingdom)	316,460	1,800,456
Ryder System, Inc.	655	51,961
Saia, Inc.*	5,714	1,393,187
Schneider National, Inc. (Class B Stock)(a)	29,060	741,030
TuSimple Holdings, Inc. (Class A Stock)*	1,535	18,727
Uber Technologies, Inc.*	246,577	8,797,867
Union Pacific Corp.	139,605	38,141,482
XPO Logistics, Inc.*(a)	57,583	4,192,042
Yellow Corp.*	17,600	123,376
		80,392,647
Semiconductors & Semiconductor Equipment — 3.2%
Advanced Micro Devices, Inc.*	85,700	9,370,438
Advantest Corp. (Japan)	21,500	1,687,455
Amkor Technology, Inc.(a)	81,500	1,770,180
Analog Devices, Inc.	4,039	667,162
Applied Materials, Inc.	67,300	8,870,140
ASE Technology Holding Co. Ltd. (Taiwan)	226,000	804,975
ASM International NV (Netherlands)	4,390	1,600,632
ASML Holding NV (Netherlands)	35,110	23,517,182
Axcelis Technologies, Inc.*	54,800	4,139,044
Azenta, Inc.	175	14,504
BE Semiconductor Industries NV (Netherlands)	6,530	557,247
Broadcom, Inc.	116,588	73,413,132
Cirrus Logic, Inc.*	730	61,897
Diodes, Inc.*	23,300	2,026,867
Disco Corp. (Japan)	3,000	836,613
First Solar, Inc.*	1,355	113,468
GLOBALFOUNDRIES, Inc.*	265	16,541
Globalwafers Co. Ltd. (Taiwan)	8,000	186,250
Impinj, Inc.*	2,600	165,204
Infineon Technologies AG (Germany)	124,117	4,224,728
Intel Corp.	378,300	18,748,548
KLA Corp.	35,500	12,995,130
Kulicke & Soffa Industries, Inc. (Singapore)(a)	4,800	268,896
Lam Research Corp.	36,427	19,583,520
LONGi Green Energy Technology Co. Ltd. (China) (Class A Stock)	75,712	851,634
MACOM Technology Solutions Holdings, Inc.*	3,003	179,790
Marvell Technology, Inc.	10,495	752,596
MaxLinear, Inc.*	107,179	6,253,895
MediaTek, Inc. (Taiwan)	46,000	1,446,559
Microchip Technology, Inc.	252,601	18,980,439
Micron Technology, Inc.	276,190	21,512,439
MKS Instruments, Inc.	91	13,650
Monolithic Power Systems, Inc.	5,015	2,435,685

A23

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Nanya Technology Corp. (Taiwan)	40,000	$96,089
Novatek Microelectronics Corp. (Taiwan)	133,000	1,963,256
NVIDIA Corp.	326,100	88,979,646
NXP Semiconductors NV (China)	138,868	25,701,689
ON Semiconductor Corp.*	323,256	20,239,058
Onto Innovation, Inc.*	5,100	443,139
Parade Technologies Ltd.	1,000	62,515
PDF Solutions, Inc.*	30,700	855,609
Power Integrations, Inc.	13,000	1,204,840
Qorvo, Inc.*	1,389	172,375
QUALCOMM, Inc.	383,794	58,651,399
Realtek Semiconductor Corp. (Taiwan)	95,000	1,417,400
Renesas Electronics Corp. (Japan)*	414,000	4,806,072
Rohm Co. Ltd. (Japan)	40,000	3,116,981
SCREEN Holdings Co. Ltd. (Japan)	125,000	12,571,703
Semtech Corp.*	40,500	2,808,270
Shinko Electric Industries Co. Ltd. (Japan)	15,300	724,888
Silergy Corp. (China)	12,002	1,424,761
Silicon Laboratories, Inc.*	2,400	360,480
SiTime Corp.*(a)	11,800	2,924,276
SK Hynix, Inc. (South Korea)	12,719	1,226,004
SK Square Co. Ltd. (South Korea)*	33,101	1,535,749
Skyworks Solutions, Inc.	1,086	144,742
STMicroelectronics NV (Singapore)	247,016	10,698,341
Synaptics, Inc.*	1,000	199,500
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	228,000	4,697,819
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	143,380	14,948,799
Texas Instruments, Inc.	78,637	14,428,317
Tokyo Electron Ltd. (Japan)	1,600	822,132
Tower Semiconductor Ltd. (Israel)*	23,731	1,148,580
United Microelectronics Corp. (Taiwan)	472,614	877,748
Universal Display Corp.(a)	4,237	707,367
Vanguard International Semiconductor Corp. (Taiwan)	174,938	753,618
Win Semiconductors Corp. (Taiwan)	61,000	562,240
Wolfspeed, Inc.*	1,470	167,374
		519,509,216
Software — 4.1%
A10 Networks, Inc.	167,200	2,332,440
Adobe, Inc.*	111,684	50,885,464
Agilysys, Inc.*	18,700	745,756
Alteryx, Inc. (Class A Stock)*	7,300	522,169
American Software, Inc. (Class A Stock)	7,200	150,048
ANSYS, Inc.*	635	201,708
Atlassian Corp. PLC (Class A Stock)*	49,045	14,410,892
Autodesk, Inc.*	22,400	4,801,440
Black Knight, Inc.*	201,200	11,667,588
Blackbaud, Inc.*	30,700	1,838,009
BTRS Holdings, Inc. (Class 1 Stock)*	92,200	689,656
C3.ai, Inc. (Class A Stock)*	530	12,031
CDK Global, Inc.	1,255	61,093
Ceridian HCM Holding, Inc.*	1,640	112,110
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
ChannelAdvisor Corp.*	56,500	$936,205
Check Point Software Technologies Ltd. (Israel)*	8,900	1,230,514
Citrix Systems, Inc.	981	98,983
Clear Secure, Inc. (Class A Stock)*(a)	17,905	481,286
CommVault Systems, Inc.*	31,100	2,063,485
Computer Engineering & Consulting Ltd. (Japan)	48,500	507,861
Consensus Cloud Solutions, Inc.*	4,865	292,532
Crowdstrike Holdings, Inc. (Class A Stock)*	46,009	10,447,724
Dassault Systemes SE (France)	423,369	20,812,223
Datadog, Inc. (Class A Stock)*	7,200	1,090,584
Datto Holding Corp.*	320	8,550
Descartes Systems Group, Inc. (The) (Canada)*	4,252	311,502
Dolby Laboratories, Inc. (Class A Stock)	4,012	313,819
Duck Creek Technologies, Inc.*	755	16,701
Dynatrace, Inc.*	145	6,829
eGain Corp.*	98,100	1,135,998
EngageSmart, Inc.*(a)	22,000	468,820
Five9, Inc.*	2,454	270,922
Fortinet, Inc.*	57,900	19,786,746
Guidewire Software, Inc.*	1,072	101,433
HubSpot, Inc.*	6,239	2,963,151
Informatica, Inc. (Class A Stock)*	70	1,382
Intuit, Inc.	3,100	1,490,604
Jamf Holding Corp.*	105	3,655
KnowBe4, Inc. (Class A Stock)*(a)	24,774	570,297
LiveVox Holdings, Inc.*(a)	16,942	51,165
Mandiant, Inc.*	2,125	47,409
Manhattan Associates, Inc.*	89,876	12,466,700
Marathon Digital Holdings, Inc.*(a)	6,600	184,470
Microsoft Corp.	1,174,522	362,116,878
N-able, Inc.*	472	4,295
NCR Corp.*	1,080	43,405
Nemetschek SE (Germany)	36,256	3,507,636
NortonLifeLock, Inc.	5,055	134,059
OneSpan, Inc.*	24,600	355,224
Oracle Corp.	361,305	29,890,763
Oracle Corp. (Japan)	11,000	764,540
PagerDuty, Inc.*(a)	37,514	1,282,604
Paycom Software, Inc.*	41,800	14,478,684
Paycor HCM, Inc.*	75	2,183
Paylocity Holding Corp.*	7,400	1,522,698
Pegasystems, Inc.	31	2,500
Procore Technologies, Inc.*	155	8,984
Progress Software Corp.	27,000	1,271,430
salesforce.com, Inc.*	139,374	29,591,888
SAP SE (Germany)	5,005	556,238
Sapiens International Corp. NV (Israel)(a)	26,600	675,374
Smartsheet, Inc. (Class A Stock)*	12,140	665,029
Sprout Social, Inc. (Class A Stock)*(a)	37,584	3,011,230
SPS Commerce, Inc.*	32,200	4,224,640
SS&C Technologies Holdings, Inc.	180,805	13,563,991
Synopsys, Inc.*	53,293	17,760,958

A24

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Tenable Holdings, Inc.*	16,800	$970,872
Teradata Corp.*	215	10,597
Trade Desk, Inc. (The) (Class A Stock)*	76,443	5,293,678
Trend Micro, Inc. (Japan)	25,000	1,464,216
Tyler Technologies, Inc.*	60	26,693
Upland Software, Inc.*	51,500	906,915
Varonis Systems, Inc.*	33,958	1,614,363
Verint Systems, Inc.*	74,000	3,825,800
VMware, Inc. (Class A Stock)	1,746	198,817
Workday, Inc. (Class A Stock)*	20,599	4,932,637
Xperi Holding Corp.	48,600	841,752
		672,113,525
Specialty Retail — 1.0%
Advance Auto Parts, Inc.	764	158,117
Asbury Automotive Group, Inc.*	27,400	4,389,480
AutoNation, Inc.*(a)	87,110	8,674,414
AutoZone, Inc.*	3,606	7,372,755
Bath & Body Works, Inc.(a)	17,390	831,242
Best Buy Co., Inc.	2,362	214,706
Buckle, Inc. (The)	11,500	379,960
Burlington Stores, Inc.*	1,400	255,038
Caleres, Inc.	17,600	340,208
CarMax, Inc.*	1,910	184,277
China Meidong Auto Holdings Ltd. (China)	10,000	37,970
Chow Tai Fook Jewellery Group Ltd. (China)*	802,800	1,450,117
Citi Trends, Inc.*(a)	8,871	271,674
Dick’s Sporting Goods, Inc.	790	79,016
Dunelm Group PLC (United Kingdom)	128,671	1,862,183
Five Below, Inc.*	15,300	2,423,061
Fnac Darty SA (France)	20,650	1,056,900
Foot Locker, Inc.	28,150	834,929
Frasers Group PLC (United Kingdom)*	121,306	1,013,173
Gap, Inc. (The)	2,525	35,552
Group 1 Automotive, Inc.	38,600	6,478,238
Home Depot, Inc. (The)	99,048	29,648,038
Home Product Center PCL (Thailand)	39,900	18,999
Hornbach Holding AG & Co. KGaA (Germany)	4,478	564,235
IDOM, Inc. (Japan)	96,500	573,517
Industria de Diseno Textil SA (Spain)	27,668	600,807
JB Hi-Fi Ltd. (Australia)	182,161	7,355,120
JD Sports Fashion PLC (United Kingdom)	1,403,050	2,725,815
JUMBO SA (Greece)	16,850	251,085
Kingfisher PLC (United Kingdom)	1,477,444	4,948,511
Komeri Co. Ltd. (Japan)	42,600	914,968
Leslie’s, Inc.*	165	3,194
Lithia Motors, Inc.	325	97,539
Lowe’s Cos., Inc.	141,032	28,515,260
MarineMax, Inc.*	24,000	966,240
O’Reilly Automotive, Inc.*	16,286	11,155,259
Penske Automotive Group, Inc.	8,900	834,108
Pepkor Holdings Ltd. (South Africa), 144A	9,984	15,881
Petco Health & Wellness Co., Inc.*	645	12,623
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Pets at Home Group PLC (United Kingdom)	60,039	$281,314
Premier Investments Ltd. (Australia)	83,238	1,698,915
PTT Oil & Retail Business PCL (Thailand)	20,800	15,629
Ross Stores, Inc.	80,579	7,289,176
Shimamura Co. Ltd. (Japan)	61,900	5,505,936
Sonic Automotive, Inc. (Class A Stock)(a)	22,700	964,977
Super Retail Group Ltd. (Australia)	178,927	1,372,959
Tilly’s, Inc. (Class A Stock)	92,600	866,736
TJX Cos., Inc. (The)	146,500	8,874,970
Tractor Supply Co.	3,300	770,121
Ulta Beauty, Inc.*	10,100	4,022,022
USS Co. Ltd. (Japan)	20,800	349,324
Victoria’s Secret & Co.*	395	20,287
Vroom, Inc.*(a)	334,165	888,879
Warby Parker, Inc. (Class A Stock)*(a)	10,152	343,239
Williams-Sonoma, Inc.	218	31,610
Yamada Holdings Co. Ltd. (Japan)*	824,800	2,561,006
Zhongsheng Group Holdings Ltd. (China)	13,500	94,787
Zumiez, Inc.*(a)	28,000	1,069,880
		164,565,976
Technology Hardware, Storage & Peripherals — 2.4%
Acer, Inc. (Taiwan)	789,000	822,039
Advantech Co. Ltd. (Taiwan)	63,188	809,171
Apple, Inc.	2,074,591	362,244,335
Asustek Computer, Inc. (Taiwan)	202,000	2,628,280
Brother Industries Ltd. (Japan)	20,400	371,505
Canon, Inc. (Japan)	86,800	2,123,465
Catcher Technology Co. Ltd. (Taiwan)	150,000	755,325
Compal Electronics, Inc. (Taiwan)	939,000	876,903
Dell Technologies, Inc. (Class C Stock)*	149,840	7,520,470
Hewlett Packard Enterprise Co.	16,265	271,788
HP, Inc.	9,250	335,775
Inventec Corp. (Taiwan)	861,000	739,305
Lenovo Group Ltd. (China)	52,000	56,184
Lite-On Technology Corp. (Taiwan)	336,000	794,078
MCJ Co. Ltd. (Japan)	193,900	1,476,842
Micro-Star International Co. Ltd. (Taiwan)	147,000	661,483
NetApp, Inc.	960	79,680
Pegatron Corp. (Taiwan)	322,000	811,605
Pure Storage, Inc. (Class A Stock)*	196,230	6,928,881
Quadient SA (France)	45,264	852,675
Quanta Computer, Inc. (Taiwan)	258,000	792,544
Samsung Electronics Co. Ltd. (South Korea)	39,583	2,263,945
Seiko Epson Corp. (Japan)	163,400	2,447,925
Super Micro Computer, Inc.*	11,100	422,577
Western Digital Corp.*	3,905	193,883
Wistron Corp. (Taiwan)	758,000	786,359
Xerox Holdings Corp.	1,780	35,903
		398,102,925

A25

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods — 1.0%
Brunello Cucinelli SpA (Italy)*	39,742	$2,314,409
Burberry Group PLC (United Kingdom)	153,036	3,338,407
Capri Holdings Ltd.*	167,250	8,594,978
Carter’s, Inc.	530	48,755
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	152,243	19,211,525
Columbia Sportswear Co.	451	40,829
Crocs, Inc.*(a)	39,700	3,033,080
Deckers Outdoor Corp.*	295	80,762
EssilorLuxottica SA (France)	19,884	3,644,039
F&F Co. Ltd. (South Korea)	26	15,852
Hanesbrands, Inc.	1,790	26,653
Hermes International (France)	6,550	9,272,005
HUGO BOSS AG (Germany)	5,571	322,819
Kering SA (France)	10,241	6,474,626
Kontoor Brands, Inc.	16,188	669,374
Li Ning Co. Ltd. (China)	38,500	328,850
LPP SA (Poland)	137	373,005
Lululemon Athletica, Inc.*	20,499	7,486,850
LVMH Moet Hennessy Louis Vuitton SE (France)	79,339	56,545,903
Movado Group, Inc.	6,600	257,730
NIKE, Inc. (Class B Stock)	133,755	17,998,073
On Holding AG (Switzerland) (Class A Stock)*(a)	12,652	319,336
Oxford Industries, Inc.	8,200	742,100
Page Industries Ltd. (India)	602	342,548
Pandora A/S (Denmark)	10,284	985,051
Pou Chen Corp. (Taiwan)	687,000	753,719
PVH Corp.	79,409	6,083,523
Ralph Lauren Corp.	63,578	7,212,288
Skechers USA, Inc. (Class A Stock)*	1,500	61,140
Swatch Group AG (The) (Switzerland)	2,719	766,096
Swatch Group AG (The) (registered shares) (Switzerland)	7,302	395,150
Tapestry, Inc.	171,845	6,384,042
Titan Co. Ltd. (India)	77,807	2,595,839
Under Armour, Inc. (Class A Stock)*	2,405	40,933
Under Armour, Inc. (Class C Stock)*	2,560	39,834
VF Corp.	1,480	84,153
		166,884,276
Thrifts & Mortgage Finance — 0.0%
Deutsche Pfandbriefbank AG (Germany), 144A	148,721	1,816,348
Essent Group Ltd.	4,600	189,566
Genworth Mortgage Insurance Australia Ltd. (Australia)	107,107	230,382
Housing Development Finance Corp. Ltd. (India)	1,956	61,417
MGIC Investment Corp.	4,065	55,081
Mr. Cooper Group, Inc.*	7,600	347,092
New York Community Bancorp, Inc.	5,655	60,622
NMI Holdings, Inc. (Class A Stock)*	54,000	1,113,480
PennyMac Financial Services, Inc.(a)	8,500	452,200
Provident Financial Services, Inc.	41,500	971,100
TFS Financial Corp.	660	10,956
UWM Holdings Corp.	650	2,944
	Shares	Value
Common Stocks (continued)
Thrifts & Mortgage Finance (cont’d.)
WSFS Financial Corp.	18,209	$848,904
		6,160,092
Tobacco — 0.4%
22nd Century Group, Inc.*(a)	63,000	146,160
Altria Group, Inc.	163,390	8,537,127
British American Tobacco PLC (United Kingdom)	619,917	26,020,965
Imperial Brands PLC (United Kingdom)	298,468	6,307,973
ITC Ltd. (India)	137,310	453,383
Japan Tobacco, Inc. (Japan)	740,500	12,650,376
KT&G Corp. (South Korea)	864	57,339
Philip Morris International, Inc.	72,445	6,805,483
Scandinavian Tobacco Group A/S (Denmark), 144A	319,099	6,818,604
Swedish Match AB (Sweden)	238,661	1,793,279
Vector Group Ltd.	97,100	1,169,084
		70,759,773
Trading Companies & Distributors — 0.6%
Air Lease Corp.	228,570	10,205,650
Applied Industrial Technologies, Inc.	19,000	1,950,540
Ashtead Group PLC (United Kingdom)	120,856	7,638,972
Beijing United Information Technology Co. Ltd. (China) (Class A Stock)	1,200	21,087
Boise Cascade Co.	37,300	2,591,231
Brenntag SE (Germany)	60,480	4,879,654
Bunzl PLC (United Kingdom)	69,042	2,694,799
Core & Main, Inc. (Class A Stock)*(a)	17,510	423,567
Electrocomponents PLC (United Kingdom)	27,698	393,140
Fastenal Co.	810	48,114
Ferguson PLC	107,175	14,470,913
GMS, Inc.*	6,400	318,528
Grafton Group PLC (United Kingdom), UTS	87,867	1,128,809
Hanwa Co. Ltd. (Japan)	10,700	281,654
Herc Holdings, Inc.	9,800	1,637,482
Howden Joinery Group PLC (United Kingdom)	237,066	2,374,033
IMCD NV (Netherlands)	2,099	358,368
Inabata & Co. Ltd. (Japan)	21,600	364,481
Kloeckner & Co. SE (Germany)*	26,719	361,448
Marubeni Corp. (Japan)	129,700	1,502,825
Mitsubishi Corp. (Japan)	105,800	3,969,280
Mitsui & Co. Ltd. (Japan)	574,900	15,554,038
MSC Industrial Direct Co., Inc. (Class A Stock)	565	48,144
Rexel SA (France)	14,797	316,041
Rush Enterprises, Inc. (Class A Stock)(a)	37,803	1,924,551
SiteOne Landscape Supply, Inc.*	260	42,039
Sumitomo Corp. (Japan)	612,100	10,578,053
Titan Machinery, Inc.*	40,400	1,141,704
Travis Perkins PLC (United Kingdom)	68,080	1,101,447
United Rentals, Inc.*	22,436	7,969,492
Univar Solutions, Inc.*	2,095	67,333
Veritiv Corp.*	21,100	2,818,749

A26

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors (cont’d.)
W.W. Grainger, Inc.	7,796	$4,021,099
Watsco, Inc.	411	125,207
WESCO International, Inc.*	2,800	364,392
Xiamen C & D, Inc. (China) (Class A Stock)	38,700	77,261
Yuasa Trading Co. Ltd. (Japan)	10,700	253,528
		104,017,653
Transportation Infrastructure — 0.0%
Airports of Thailand PCL (Thailand)*	538,199	1,067,091
China Merchants Port Holdings Co. Ltd. (China)	10,000	18,021
COSCO SHIPPING Ports Ltd. (China)	14,000	10,867
Grupo Aeroportuario del Sureste SAB de CV (Mexico) (Class B Stock)	1,620	35,983
International Container Terminal Services, Inc. (Philippines)	7,450	32,391
Shanghai International Port Group Co. Ltd. (China) (Class A Stock)	89,240	76,407
		1,240,760
Water Utilities — 0.0%
American States Water Co.	16,100	1,433,222
American Water Works Co., Inc.	2,272	376,084
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	95,400	945,374
Essential Utilities, Inc.	15,652	800,287
		3,554,967
Wireless Telecommunication Services — 0.3%
Advanced Info Service PCL (Thailand)	60,200	420,979
Airtel Africa PLC (Nigeria), 144A	154,688	281,651
Axiata Group Bhd (Malaysia)	20,800	18,722
Etihad Etisalat Co. (Saudi Arabia)	15,008	165,827
Far EasTone Telecommunications Co. Ltd. (Taiwan)*	12,000	30,721
Freenet AG (Germany)	126,605	3,380,903
Globe Telecom, Inc. (Philippines)	14,510	711,236
KDDI Corp. (Japan)	451,300	14,798,640
Mobile Telecommunications Co. (Kuwait)	16,408	33,914
PLDT, Inc. (Philippines)	6,465	230,862
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	551,000	293,845
SoftBank Corp. (Japan)(a)	552,200	6,463,185
SoftBank Group Corp. (Japan)	40,300	1,812,044
Taiwan Mobile Co. Ltd. (Taiwan)	13,000	47,572
T-Mobile US, Inc.*(a)	96,173	12,343,805
Turkcell Iletisim Hizmetleri A/S (Turkey)	134,870	207,334
Vodafone Group PLC (United Kingdom)	522,025	850,002
		42,091,242

Total Common Stocks (cost $8,387,137,392)		9,297,169,778
Exchange-Traded Funds — 3.8%
Financial Select Sector SPDR Fund	671,500	25,731,880
	Shares	Value

Exchange-Traded Funds (continued)
Invesco QQQ Trust Series 1	235,400	$85,341,916
iShares Core S&P 500 ETF	1,063,100	482,317,839
iShares MSCI EAFE ETF(a)	129,146	9,505,146
iShares MSCI EAFE Small-Cap ETF(a)	99,100	6,574,294
iShares Russell 1000 Value ETF	22,300	3,701,354
Materials Select Sector SPDR Fund	57,500	5,068,625

Total Exchange-Traded Funds (cost $630,889,689)		618,241,054
Preferred Stocks — 0.2%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	7,508	579,287
Hyundai Motor Co. (South Korea) (2nd PRFC)	745	52,892
Hyundai Motor Co. (South Korea) (PRFC)	520	36,762
		668,941
Banks — 0.0%
Itau Unibanco Holding SA (Brazil) (PRFC)	33,600	193,722
Itausa SA (Brazil) (PRFC)	153,500	347,556
		541,278
Capital Markets — 0.0%
State Street Corp., 5.350%(c), 3 Month LIBOR + 3.709%, Series G, Maturing 03/15/26(oo)	60,000	1,588,200
Chemicals — 0.0%
Braskem SA (Brazil) (PRFC A)	219,200	2,037,282
LG Chem Ltd. (South Korea) (PRFC)	169	37,936
		2,075,218
Electric Utilities — 0.1%
Centrais Eletricas Brasileiras SA (Brazil) (PRFC B)	376,800	2,979,704
Cia Energetica de Minas Gerais (Brazil) (PRFC)	1,273,195	4,054,071
Cia Paranaense de Energia (Brazil) (PRFC B)	66,100	105,515
		7,139,290
Health Care Equipment & Supplies — 0.1%
Draegerwerk AG & Co. KGaA (Germany) (PRFC)	9,869	545,129
Sartorius AG (Germany) (PRFC)	19,397	8,576,900
		9,122,029
Machinery — 0.0%
Jungheinrich AG (Germany) (PRFC)	13,295	385,412
Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	190,900	1,231,755
Oil, Gas & Consumable Fuels — 0.0%
Petroleo Brasileiro SA (Brazil) (PRFC)	286,600	2,009,370

A27

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Preferred Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Surgutneftegas PJSC (Russia) (PRFC)^	144,000	$—
		2,009,370
Personal Products — 0.0%
LG Household & Health Care Ltd. (South Korea) (PRFC)	32	13,330
Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	16,277	841,992

Total Preferred Stocks (cost $25,390,120)		25,616,815

Units
Rights* — 0.0%
Equity Real Estate Investment Trusts (REITs)
Lendlease Global Commercial REIT (Singapore), expiring 04/14/22	257,085	9,996
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 4.3%
Automobiles — 0.2%
Carvana Auto Receivables Trust,
Series 2021-P03, Class C
1.930%	10/12/27	500	461,918
Exeter Automobile Receivables Trust,
Series 2020-03A, Class C
1.320%	07/15/25	800	793,582
Series 2021-03A, Class D
1.550%	06/15/27	8,000	7,582,938
Ford Credit Auto Owner Trust,
Series 2020-02, Class B, 144A
1.490%	04/15/33	7,400	6,851,854
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	4,700	4,285,370
Series 2021-02A, Class B, 144A
2.120%	12/27/27	400	364,090
Hertz Vehicle Financing LLC,
Series 2021-01A, Class C, 144A
2.050%	12/26/25	300	282,492
JPMorgan Chase Bank, NA,
Series 2021-01, Class D, 144A
1.174%	09/25/28	725	711,813
Series 2021-02, Class E, 144A
2.280%	12/26/28	1,327	1,302,684
Series 2021-03, Class D, 144A
1.009%	02/26/29	833	808,116
Series 2021-03, Class G, 144A
9.812%	02/26/29	1,300	1,231,126
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class B, 144A
3.710%	04/14/25	4,434	4,434,192
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Santander Bank Auto Credit-Line,
Series 2021-01A, Class C, 144A
3.268%	12/15/31		517	$507,987
Santander Drive Auto Receivables Trust,
Series 2020-02, Class C
1.460%	09/15/25		2,000	1,993,652
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		2,500	2,315,961
				33,927,775
Collateralized Debt Obligation — 0.0%
MF1 Ltd. (Cayman Islands),
Series 2022-FL08, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)
1.400%(c)	02/19/37		3,000	2,975,721
Collateralized Loan Obligations — 3.4%
AIG CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.358%(c)	10/25/33		11,250	11,135,402
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2016-08A, Class AR2A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.327%(c)	10/27/34		10,500	10,404,588
Ares European CLO DAC (Ireland),
Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.250%(c)	04/15/30	EUR	2,000	2,172,995
ArrowMark Colorado Holdings (Cayman Islands),
Series 2018-03A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
1.427%(c)	01/25/35		17,500	17,257,186
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.341%(c)	10/17/32		8,000	7,923,274
Bain Capital Euro CLO DAC (Ireland),
Series 2020-01A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.100%(c)	01/24/33	EUR	14,000	15,495,439
Barings CLO Ltd. (Cayman Islands),
Series 2020-02A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
1.251%(c)	10/15/33		5,000	4,952,057
Barings Loan Partners CLO Ltd. (Cayman Islands),
Series LP-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.313%(c)	01/20/34		15,700	15,526,625
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1R, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.191%(c)	10/15/30		26,100	25,861,618

A28

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
BlueMountain Fuji US CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.254%(c)	10/20/30		10,000	$9,933,557
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.305%(c)	01/20/35		10,125	10,015,602
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.434%(c)	07/20/34		8,250	8,169,167
CIFC European Funding CLO DAC (Ireland),
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.050%(c)	01/15/34	EUR	15,250	16,765,141
CIFC Funding Ltd. (Cayman Islands),
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.381%(c)	07/15/34		9,000	8,902,863
CVC Cordatus Loan Fund DAC (Ireland),
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)
0.630%(c)	09/15/31	EUR	5,450	5,956,251
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.704%(c)	10/20/33		10,000	9,976,627
Series 2020-04A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
1.631%(c)	01/17/34		5,250	5,231,648
Fidelity Grand Harbour CLO DAC (Ireland),
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.000%(c)	10/15/34	EUR	8,500	9,350,185
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.409%(c)	01/22/31		15,000	14,940,475
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.381%(c)	04/15/34		10,000	9,899,029
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.434%(c)	10/20/31		7,000	6,971,135
Series 2020-03RA, Class A1R, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)
1.549%(c)	04/15/33		19,000	18,886,000
Hayfin Emerald CLO (Ireland),
Series 05A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.100%(c)	11/17/32	EUR	26,500	29,330,509
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
0.650%(c)	07/15/31	EUR	9,000	9,837,305
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.421%(c)	01/15/31		13,500	$13,458,744
Series 32A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
1.561%(c)	01/15/32		28,850	28,734,274
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.321%(c)	10/15/32		15,500	15,330,408
Series 2021-59A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.385%(c)	01/18/34		8,500	8,444,153
Marathon CLO Ltd. (Cayman Islands),
Series 2020-15A, Class A1S, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
2.206%(c)	11/15/31		35,000	34,999,734
Medalist Partners Corporate Finance CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1A, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)
1.441%(c)	10/20/34		13,250	13,091,343
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.238%(c)	10/12/30		5,500	5,461,719
Northwoods Capital Ltd. (Cayman Islands),
Series 2020-22A, Class A1, 144A, 3 Month LIBOR + 1.920% (Cap N/A, Floor 1.920%)
2.443%(c)	09/01/31		6,000	5,999,949
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
1.534%(c)	01/20/32		11,750	11,691,733
Silver Creek CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
1.494%(c)	07/20/30		11,036	11,003,327
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1A, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
1.574%(c)	10/20/32		39,250	39,081,382
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
0.830%(c)	04/25/30	EUR	4,996	5,494,653
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.438%(c)	07/25/34		5,150	5,100,612
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
1.481%(c)	01/17/30		11,402	11,367,267

A29

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Venture CLO Ltd. (Cayman Islands),
Series 2017-28AA, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
1.210%(c)	10/20/34		12,000	$11,862,785
Voya Euro CLO DAC (Ireland),
Series 04A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)
0.970%(c)	10/15/34	EUR	10,000	10,858,297
Wellfleet CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.252%(c)	07/20/32		13,600	13,481,870
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
1.451%(c)	10/15/34		3,750	3,700,738
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)
1.531%(c)	04/15/30		6,841	6,828,442
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.191%(c)	04/15/29		14,060	13,995,903
				554,882,011
Consumer Loans — 0.2%
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	1,200	916,364
Lendmark Funding Trust,
Series 2019-01A, Class A, 144A
3.000%	12/20/27		6,800	6,822,492
Series 2019-02A, Class A, 144A
2.780%	04/20/28		3,600	3,561,952
Series 2021-01A, Class B, 144A
2.470%	11/20/31		150	136,950
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32		2,400	2,388,193
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		4,000	3,711,904
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25		4,900	4,911,484
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A
1.210%	03/08/28		1,300	1,262,177
Series 2021-A, Class B, 144A
1.760%	03/08/28		900	883,898
Series 2021-A, Class C, 144A
3.440%	03/08/28		200	193,889
				24,789,303
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Credit Cards — 0.0%
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)
1.845%(c)	11/15/28	GBP	4,585	$6,056,529
Equipment — 0.1%
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41		6,400	6,183,627
Home Equity Loans — 0.0%
CDC Mortgage Capital Trust,
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.807%(c)	08/25/33		755	756,953
Home Equity Asset Trust,
Series 2002-05, Class M1, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
2.157%(c)	05/25/33		1,127	1,123,228
Series 2003-08, Class M1, 1 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.537%(c)	04/25/34		385	380,355
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT01, Class A3, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)
1.177%(c)	07/25/34		87	85,869
Series 2004-HE02, Class A1A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
1.257%(c)	08/25/35		719	699,888
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.477%(c)	10/25/33		282	279,857
Series 2003-NC07, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.507%(c)	06/25/33		187	186,124
Series 2005-HE02, Class M1, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
1.057%(c)	01/25/35		191	190,714
				3,702,988
Other — 0.1%
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
2.807%(c)	04/25/23		3,380	3,338,211
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
3.257%(c)	06/25/24		7,660	7,509,714
				10,847,925
Residential Mortgage-Backed Securities — 0.1%
Bear Stearns Asset-Backed Securities Trust,
Series 2004-SD02, Class A1
4.119%(cc)	03/25/44		572	568,266

A30

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Chase Funding Trust,
Series 2003-01, Class 2A2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)
1.117%(c)	11/25/32		209	$207,161
CIT Mortgage Loan Trust,
Series 2007-01, Class 2A3, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.907%(c)	10/25/37		248	248,152
European Residential Loan Securitisation (Ireland),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 0.000% (Cap N/A, Floor 2.000%)
1.536%(c)	11/25/60	EUR	2,573	2,809,013
Popular ABS Mortgage Pass-Through Trust,
Series 2005-05, Class AF4
3.565%(cc)	11/25/35		657	649,841
Rathlin Residential DAC (Ireland),
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000%
1.452%(c)	09/27/75	EUR	4,096	4,433,105
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%
3.000%(c)	04/16/23	EUR	6,842	7,569,205
				16,484,743
Student Loans — 0.2%
ELFI Graduate Loan Program LLC,
Series 2020-A, Class A, 144A
1.730%	08/25/45		3,988	3,760,218
Laurel Road Prime Student Loan Trust,
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43		3,304	3,267,934
Navient Private Education Refi Loan Trust,
Series 2020-DA, Class A, 144A
1.690%	05/15/69		521	506,722
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A
0.000%(cc)	12/15/45		6,176	6,159,076
Series 2019-D, Class 1PT, 144A
2.956%(cc)	01/16/46		7,092	7,050,459
Series 2019-F, Class PT1, 144A
3.932%(cc)	02/15/45		4,791	4,705,743
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		3,608	3,574,339
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46		5,905	5,820,837
				34,845,328

Total Asset-Backed Securities (cost $709,045,540)				694,695,950
Bank Loans — 0.1%
Media — 0.0%
Diamond Sports Group LLC,
Second Lien Term Loan, SOFR + 3.250%
3.545%(c)	08/24/26		1,039	353,180
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Bank Loans (continued)
Media (cont’d.)
Term Loan, SOFR + 8.000%
8.195%(c)	05/25/26		113	$114,285
				467,465
Oil & Gas — 0.0%
Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%
10.000%(c)	11/01/25		354	378,338
Pharmaceuticals — 0.0%
Ceva Sante Animale (France),
Term Loan, 3 Month EURIBOR + 4.250% (Cap N/A, Floor 0.000%)
4.250%(c)	04/13/26	EUR	2,830	3,124,601
Retail — 0.1%
EG Finco Ltd. (United Kingdom),
Facility B (Euro) Loan, 3 Month EURIBOR + 4.000% (Cap N/A, Floor 0.000%)
4.000%(c)	02/07/25	EUR	2,851	3,111,529
Term B, 3 Month GBP LIBOR + 4.750%
5.560%(c)	02/06/25	GBP	1,290	1,650,864
EG Group Ltd. (United Kingdom),
Additional Second Lien Loan Facility, 3 Month EURIBOR + 7.000% (Cap N/A, Floor 0.000%)
7.000%(c)	04/30/27	EUR	5,200	5,706,957
				10,469,350

Total Bank Loans (cost $15,674,876)				14,439,754
Commercial Mortgage-Backed Securities — 2.4%
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50		13,400	13,311,485
Benchmark Mortgage Trust,
Series 2020-B20, Class A4
1.746%	10/15/53		17,500	15,626,378
BX Commercial Mortgage Trust,
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.697%(c)	10/15/36		14,875	14,558,051
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)
3.047%(c)	10/15/36		10,455	10,208,705
Series 2021-CIP, Class E, 144A, 1 Month LIBOR + 2.820% (Cap N/A, Floor 2.820%)
3.217%(c)	12/15/38		10,000	9,698,724
Cantor Commercial Real Estate Lending,
Series 2019-CF03, Class A3
2.752%	01/15/53		6,800	6,460,407
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49		15,975	15,577,690
Series 2017-C08, Class A3
3.305%	06/15/50		15,907	15,573,397
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A3
3.497%	06/10/48		7,245	7,211,505

A31

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust,
Series 2014-CR20, Class A3
3.326%	11/10/47	5,430	$5,402,705
Series 2014-UBS06, Class A4
3.378%	12/10/47	1,508	1,496,758
Series 2015-CR25, Class A3
3.505%	08/10/48	12,238	12,169,136
Series 2015-CR26, Class A3
3.359%	10/10/48	2,955	2,933,586
Series 2015-DC01, Class A4
3.078%	02/10/48	5,000	4,910,320
Series 2015-LC21, Class A3
3.445%	07/10/48	6,931	6,880,232
Series 2015-LC23, Class A3
3.521%	10/10/48	20,000	20,000,054
Series 2016-COR01, Class A3
2.826%	10/10/49	10,885	10,582,950
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57	7,612	7,504,340
Series 2015-C03, Class A3
3.447%	08/15/48	6,593	6,518,942
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49	10,900	10,645,904
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41	10,000	9,414,101
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class F, 144A, 1 Month LIBOR + 2.667% (Cap N/A, Floor 2.667%)
3.064%(c)	11/15/38	7,750	7,477,577
FHLMC Multifamily Structured Pass-Through Certificates,
Series K025, Class X1, IO
0.777%(cc)	10/25/22	11,168	33,123
Series K052, Class X1, IO
0.644%(cc)	11/25/25	102,262	2,024,722
Series K055, Class X1, IO
1.353%(cc)	03/25/26	30,937	1,385,252
Series K058, Class X1, IO
0.920%(cc)	08/25/26	197,346	6,766,191
FREMF Mortgage Trust,
Series 2017-K63, Class X2A, IO, 144A
0.100%	02/25/50	485,063	1,844,113
Series 2017-K68, Class X2A, IO, 144A
0.100%	10/25/49	1,051,353	4,588,945
Greystone Commercial Capital Trust,
Series 2021-03, Class A, 144A, 1 Month LIBOR + 2.230% (Cap N/A, Floor 2.230%)
2.671%(c)	08/17/23^	2,500	2,500,000
GS Mortgage Securities Trust,
Series 2015-GC34, Class A3
3.244%	10/10/48	8,153	8,091,256
Series 2015-GS01, Class A2
3.470%	11/10/48	10,000	9,944,939
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-GS06, Class A2
3.164%	05/10/50		15,221	$14,888,062
Series 2020-GC47, Class A4
2.125%	05/12/53		12,000	10,795,967
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class A4
3.493%	08/15/47		2,819	2,822,284
Series 2014-C25, Class A4A1
3.408%	11/15/47		3,661	3,631,870
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class E, 144A
4.613%(cc)	07/05/31		5,200	5,160,926
Series 2021-NYAH, Class G, 144A, 1 Month LIBOR + 2.640% (Cap N/A, Floor 2.640%)
3.037%(c)	06/15/38		2,200	2,117,103
Series 2021-NYAH, Class H, 144A, 1 Month LIBOR + 3.390% (Cap N/A, Floor 3.390%)
3.787%(c)	06/15/38		1,960	1,881,265
Series 2021-NYAH, Class XCP, IO, 144A
0.515%(cc)	06/15/38		188,390	1,600,015
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
2.950%(c)	03/15/39		750	748,349
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
3.400%(c)	03/15/39		1,950	1,945,709
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50		8,050	8,013,191
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class F, 144A, 1 Month LIBOR + 2.601% (Cap N/A, Floor 2.601%)
2.998%(c)	04/15/38		12,200	11,893,681
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4
3.259%	06/15/50		25,000	24,731,610
Series 2017-H01, Class XB, IO
0.691%(cc)	06/15/50		175,741	5,152,164
OPG Trust,
Series 2021-PORT, Class F, 144A, 1 Month LIBOR + 1.948% (Cap N/A, Floor 1.948%)
2.345%(c)	10/15/36		5,450	5,214,673
Taurus UK DAC (Ireland),
Series 2021-UK4A, Class B, 144A, SONIA + 1.500% (Cap N/A, Floor 0.000%)
1.655%(c)	08/17/31	GBP	876	1,145,362
Series 2021-UK4A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 0.000%)
1.905%(c)	08/17/31	GBP	1,216	1,590,691
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 0.000%)
2.255%(c)	08/17/31	GBP	1,021	1,335,789
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50		1,162	1,148,764

A32

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2015-LC20, Class A4
2.925%	04/15/50	5,000	$4,900,417
Series 2015-NXS01, Class A4
2.874%	05/15/48	7,500	7,360,598
Series 2015-NXS04, Class A3
3.452%	12/15/48	15,387	15,126,473
Series 2021-FCMT, Class B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
2.247%(c)	05/15/31	300	296,245
Series 2021-FCMT, Class C, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
2.797%(c)	05/15/31	200	196,996
Series 2021-FCMT, Class D, 144A, 1 Month LIBOR + 3.500% (Cap N/A, Floor 3.500%)
3.897%(c)	05/15/31	300	294,742
Series 2021-FCMT, Class E, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 4.500%)
4.897%(c)	05/15/31	6,600	6,467,828

Total Commercial Mortgage-Backed Securities (cost $404,612,801)			391,802,262
Corporate Bonds — 7.3%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.950%	08/01/59	3,110	2,706,450
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28(a)	1,350	1,264,906
7.125%	06/15/26(a)	1,100	1,077,966
7.500%	03/15/25	5,632	5,661,744
7.875%	04/15/27(a)	6,025	5,900,701
Teledyne Technologies, Inc.,
Gtd. Notes
2.750%	04/01/31	6,715	6,221,631
			22,833,398
Agriculture — 0.0%
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	3,550	3,233,369
Airlines — 0.1%
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23	255	255,712
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	2,325	2,485,617
U.S. Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27	1,452	1,387,174
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.450%	06/01/29	1,351	1,333,804
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Airlines (cont’d.)
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26(a)		2,220	$2,185,813
4.625%	04/15/29		495	471,239
				8,119,359
Apparel — 0.0%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29(a)		480	426,494
Auto Manufacturers — 0.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		3,700	3,347,848
5.291%	12/08/46		2,140	2,077,502
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28(a)		675	608,450
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35		2,705	2,745,339
5.150%	04/01/38		790	803,342
6.250%	10/02/43		1,860	2,122,602
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
3.600%	06/21/30		9,480	9,060,080
Stellantis Finance US, Inc.,
Gtd. Notes, 144A
2.691%	09/15/31		540	477,085
Volvo Car AB (Sweden),
Gtd. Notes, EMTN
2.500%	10/07/27	EUR	2,000	2,215,266
				23,457,514
Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26(a)		1,040	998,763
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27(a)		3,000	2,953,437
Dana, Inc.,
Sr. Unsec’d. Notes
4.500%	02/15/32		2,475	2,219,717
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes
2.450%	06/15/30(a)		3,205	2,953,440
				9,125,357
Banks — 1.9%
Australia & New Zealand Banking Group Ltd. (Australia),
Jr. Sub. Notes, 144A
6.750%(ff)	06/15/26(oo)		735	788,901
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.875%	01/11/29(a)		1,040	1,047,962

A33

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
1.849%	03/25/26	4,600	$4,302,241
3.800%	02/23/28	1,600	1,576,005
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)	2,260	2,277,580
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)	12,970	12,315,333
Jr. Sub. Notes, Series RR
4.375%(ff)	01/27/27(oo)	1,650	1,552,375
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32	770	701,292
2.592%(ff)	04/29/31	1,585	1,464,163
2.687%(ff)	04/22/32	3,600	3,308,895
Sr. Unsec’d. Notes, MTN
4.083%(ff)	03/20/51	11,750	12,132,051
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	2,820	2,592,984
Sub. Notes
6.110%	01/29/37	3,080	3,679,524
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.645%(ff)	06/24/31	9,385	8,528,715
2.894%(ff)	11/24/32	4,450	4,038,799
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27	2,805	2,555,080
1.675%(ff)	06/30/27	1,840	1,688,857
1.904%(ff)	09/30/28	4,930	4,413,874
2.159%(ff)	09/15/29	890	793,623
2.219%(ff)	06/09/26	4,645	4,413,835
2.591%(ff)	01/20/28	1,370	1,289,159
2.871%(ff)	04/19/32	800	731,166
3.132%(ff)	01/20/33	2,835	2,624,760
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
2.045%(ff)	10/19/27	1,510	1,391,473
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	2,600	2,486,980
Sr. Unsec’d. Notes
2.520%(ff)	11/03/32	230	206,252
2.561%(ff)	05/01/32	17,780	16,102,989
2.572%(ff)	06/03/31	12,860	11,766,978
3.785%(ff)	03/17/33	2,210	2,196,188
3.887%(ff)	01/10/28	1,810	1,829,623
Sub. Notes
4.125%	07/25/28(a)	500	507,888
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26	10,030	9,457,867
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
3.750%	03/26/25	600	598,225
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26		5,460	$5,134,021
3.091%(ff)	05/14/32		2,500	2,249,350
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
1.447%(ff)	04/01/25		5,045	4,821,898
2.552%(ff)	01/07/28		1,170	1,081,222
Sub. Notes
3.742%(ff)	01/07/33		4,890	4,319,771
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26		3,300	3,288,722
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
4.050%	09/24/25	CNH	3,100	486,069
Sr. Unsec’d. Notes, MTN
4.750%	02/09/28	AUD	1,000	769,447
First Horizon Corp.,
Sr. Unsec’d. Notes
3.550%	05/26/23		4,955	4,983,833
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)		1,950	1,783,935
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(a)(oo)		1,075	1,008,539
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27		4,660	4,270,808
2.383%(ff)	07/21/32		8,290	7,366,710
2.615%(ff)	04/22/32		2,550	2,317,809
3.102%(ff)	02/24/33		2,595	2,448,644
3.500%	04/01/25		730	735,921
3.750%	02/25/26		660	671,235
3.800%	03/15/30		3,450	3,475,627
Sub. Notes
5.150%	05/22/45		2,552	2,863,640
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.206%(ff)	08/17/29		1,225	1,103,483
2.804%(ff)	05/24/32		1,155	1,051,509
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
1.726%(ff)	04/01/27		1,175	1,085,271
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
4.198%(ff)	06/01/32(a)		1,205	1,066,445
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)		1,345	1,336,473
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		4,295	4,139,542
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
3.769%(c)	07/30/22(oo)		807	807,013
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32(a)		20,620	18,015,947
2.069%(ff)	06/01/29(a)		5,520	5,074,359
2.545%(ff)	11/08/32		830	757,581

A34

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
2.580%(ff)	04/22/32		5,390	$4,942,960
3.509%(ff)	01/23/29		885	883,718
3.964%(ff)	11/15/48		2,975	3,042,049
4.260%(ff)	02/22/48		3,550	3,784,507
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.907%(ff)	11/07/23		790	791,264
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	1,200	1,324,088
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.554%(ff)	07/09/27		2,960	2,719,907
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	1,100	1,153,188
1.593%(ff)	05/04/27		1,455	1,352,615
Sr. Unsec’d. Notes, EMTN
7.500%	04/02/32		1,000	691,624
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		11,765	11,006,053
5.597%(ff)	03/24/51		9,075	11,631,150
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32		220	199,215
3.971%(ff)	07/22/38		610	614,577
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.892%(ff)	05/18/29		4,195	4,359,056
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
2.797%(ff)	01/19/28		1,615	1,511,777
3.337%(ff)	01/21/33		935	860,773
Sr. Unsec’d. Notes, 144A, MTN
1.792%(ff)	06/09/27		980	887,691
2.625%	01/22/25		900	868,649
3.875%	03/28/24		10,100	10,133,085
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(oo)		2,600	2,357,376
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.494%(ff)	08/10/27		1,900	1,731,102
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
1.982%(ff)	06/03/27		1,220	1,102,655
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31(a)		29,920	27,801,976
				309,627,516
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46		3,930	4,366,544
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Beverages (cont’d.)
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.450%	01/23/39		3,445	$4,021,021
				8,387,565
Building Materials — 0.0%
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		1,500	1,374,240
4.750%	01/15/28(a)		1,725	1,660,172
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29		1,000	987,818
				4,022,230
Chemicals — 0.1%
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		200	215,344
5.375%	03/15/44		510	575,915
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
1.750%	06/14/22	EUR	1,500	1,660,253
INEOS Quattro Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
2.500%	01/15/26	EUR	6,500	6,795,141
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23		693	708,244
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24		2,500	2,527,766
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24		3,070	3,113,530
6.500%	09/27/28		400	406,996
				16,003,189
Commercial Services — 0.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29(a)		1,575	1,390,764
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		940	887,757
4.625%	06/01/28		585	547,219
APi Group DE, Inc.,
Gtd. Notes, 144A
4.125%	07/15/29		1,950	1,791,556
DP World PLC (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	700	782,530
4.250%	09/25/30	GBP	1,000	1,375,269

A35

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Equifax, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/31(a)		850	$760,148
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25		3,545	3,605,468
7.000%	10/15/37		1,780	2,330,369
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48		1,025	1,064,840
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116		1,050	1,037,955
4.678%	07/01/2114		1,300	1,510,014
Nexi SpA (Italy),
Sr. Unsec’d. Notes
2.125%	04/30/29	EUR	4,930	4,957,401
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32(a)		325	303,119
4.875%	01/15/28(a)		2,900	2,946,321
5.250%	01/15/30(a)		3,679	3,793,164
				29,083,894
Computers — 0.0%
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A
5.750%	06/01/25		1,850	1,871,341
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28(a)		2,700	2,527,035
Diversified Financial Services — 0.2%
BOC Aviation USA Corp. (Singapore),
Gtd. Notes, 144A, MTN
1.625%	04/29/24		1,005	967,294
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		2,745	2,774,083
Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%
2.711%(c)	05/31/25^		2,800	2,800,000
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.,
Sr. Unsec’d. Notes
2.625%	10/15/31(a)		1,900	1,711,216
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.500%	08/15/28(a)		1,070	1,030,471
6.000%	01/15/27(a)		915	932,171
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31		1,475	1,324,692
2.999%	01/22/32(a)		1,865	1,713,346
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28(a)		2,075	1,878,454
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.950%	04/23/30		1,500	$1,438,064
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	700	714,448
Sherwood Financing PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.000%	11/15/26	GBP	1,725	2,143,770
Western Union Co. (The),
Sr. Unsec’d. Notes
1.350%	03/15/26(a)		6,444	5,952,336
				25,380,345
Electric — 0.5%
Ameren Illinois Co.,
Sr. Sec’d. Notes
4.150%	03/15/46		975	1,017,151
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	2,700	2,637,519
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		2,000	1,792,099
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29(a)		470	434,906
5.000%	02/01/31(a)		3,310	3,014,587
5.125%	03/15/28		2,500	2,384,920
CMS Energy Corp.,
Jr. Sub. Notes
4.750%(ff)	06/01/50		1,910	1,883,691
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29		2,748	2,712,558
Sr. Unsec’d. Notes
5.000%	09/29/36		1,896	1,851,245
Commonwealth Edison Co.,
First Mortgage
4.350%	11/15/45		1,080	1,153,721
Enel SpA (Italy),
Jr. Sub. Notes, 144A
8.750%(ff)	09/24/73(a)		900	966,080
Entergy Louisiana LLC,
Collateral Trust Bond
4.000%	03/15/33		1,785	1,861,451
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		2,000	2,043,738
Sr. Unsec’d. Notes, 144A
7.125%	02/11/25		1,025	993,153
Sr. Unsec’d. Notes, 144A, MTN
6.750%	08/06/23		400	393,901
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series HE
8.625%	06/15/29		900	1,210,927

A36

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
2.300%	06/01/30		2,110	$1,929,214
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes
6.875%	06/21/23		1,000	1,044,765
7.875%	12/15/26		2,000	2,283,029
Mexico Generadora de Energia S de rl (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	12/06/32		1,650	1,639,833
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28(a)		1,750	1,778,961
6.625%	01/15/27(a)		1,144	1,180,594
Gtd. Notes, 144A
5.250%	06/15/29(a)		2,500	2,442,319
Sr. Sec’d. Notes, 144A
2.000%	12/02/25(a)		765	720,468
2.450%	12/02/27		3,325	3,058,022
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	1,700	1,865,095
Ontario Electricity Financial Corp. (Canada),
Local Gov’t. Gtd. Notes, Series 40
2.428%(s)	04/11/31	CAD	500	298,272
Pacific Gas & Electric Co.,
First Mortgage
4.550%	07/01/30		3,390	3,363,659
PECO Energy Co.,
First Mortgage
3.700%	09/15/47		1,895	1,902,683
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28		60	58,142
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	1,000	970,206
2.875%	10/25/25	EUR	400	454,912
Sr. Unsec’d. Notes, 144A
1.875%	11/05/31	EUR	529	513,239
Puget Energy, Inc.,
Sr. Sec’d. Notes
4.100%	06/15/30(a)		7,200	7,206,149
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47		6,165	5,940,853
Southern Co. (The),
Jr. Sub. Notes, Series B, 3 Month LIBOR + 3.630%
4.456%(c)	03/15/57(a)		342	340,172
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		1,550	1,508,873
8.000%(ff)	10/15/26(oo)		5,600	5,634,574
Vistra Operations Co. LLC,
Gtd. Notes, 144A
4.375%	05/01/29(a)		1,100	1,039,352
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
5.000%	07/31/27(a)		2,500	$2,458,510
5.625%	02/15/27(a)		4,100	4,097,901
				80,081,444
Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.125%	06/15/25(a)		965	1,003,507
7.250%	06/15/28		925	981,881
				1,985,388
Electronics — 0.0%
TD SYNNEX Corp.,
Sr. Unsec’d. Notes, 144A
1.750%	08/09/26		7,470	6,839,155
Engineering & Construction — 0.1%
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
2.000%	02/15/33	EUR	4,600	4,340,947
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30	EUR	2,500	2,416,733
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		1,500	1,430,642
5.500%	07/31/47		1,000	882,049
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32		650	590,039
				9,660,410
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29(a)		950	890,997
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
4.125%	04/15/26(a)		2,725	2,690,851
Magallanes, Inc.,
Gtd. Notes, 144A
5.050%	03/15/42		2,420	2,468,867
5.141%	03/15/52		2,390	2,446,730
5.391%	03/15/62		1,140	1,177,870
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.625%	09/01/29(a)		800	688,713
5.875%	09/01/31(a)		1,275	1,091,687
				11,455,715
Environmental Control — 0.0%
Madison IAQ LLC,
Sr. Unsec’d. Notes, 144A
5.875%	06/30/29(a)		550	493,134

A37

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods — 0.3%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
5.875%	02/15/28(a)		3,700	$3,694,209
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes
3.250%	02/16/26	GBP	1,500	1,820,371
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	5,900	7,160,128
4.500%	02/16/26	GBP	4,450	5,597,081
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,900	2,216,717
Campbell Soup Co.,
Sr. Unsec’d. Notes
2.375%	04/24/30(a)		5,220	4,763,681
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29		810	858,392
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30(a)		2,500	2,549,341
Kraft Heinz Foods Co.,
Gtd. Notes
4.625%	10/01/39		850	860,938
4.875%	10/01/49(a)		5,100	5,376,983
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		925	863,924
4.375%	01/31/32(a)		925	863,698
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
4.250%	04/15/31(a)		5,550	5,132,238
Post Holdings, Inc.,
Gtd. Notes, 144A
5.500%	12/15/29		725	697,824
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31(a)		1,247	1,105,209
				43,560,734
Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.625%	05/20/24(a)		1,000	1,020,374
5.750%	05/20/27(a)		2,361	2,352,722
5.875%	08/20/26(a)		2,200	2,196,046
NiSource, Inc.,
Sr. Unsec’d. Notes
3.950%	03/30/48		785	749,983
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		1,200	1,192,045
				7,511,170
Healthcare-Products — 0.1%
American Medical Systems Europe BV,
Gtd. Notes
1.625%	03/08/31	EUR	1,000	1,079,356
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Avantor Funding, Inc.,
Sr. Sec’d. Notes
2.625%	11/01/25	EUR	1,500	$1,681,615
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/30(a)		3,175	2,986,416
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	4,460	4,427,348
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31	EUR	600	671,422
2.250%	03/07/39	EUR	1,005	1,135,577
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		2,275	2,104,269
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)		525	488,455
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	2,150	2,132,640
1.875%	10/01/49	EUR	1,430	1,422,097
				18,129,195
Healthcare-Services — 0.4%
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42		1,043	1,083,570
CAB SELAS (France),
Sr. Sec’d. Notes, 144A
3.375%	02/01/28	EUR	5,250	5,524,682
HCA, Inc.,
Sr. Sec’d. Notes
4.125%	06/15/29		1,973	2,009,289
4.500%	02/15/27(a)		10,500	10,848,039
4.750%	05/01/23		790	810,581
5.125%	06/15/39		2,000	2,160,559
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A
2.200%	06/01/30		7,660	6,977,214
IQVIA, Inc.,
Gtd. Notes
2.250%	03/15/29	EUR	1,500	1,520,445
Mayo Clinic,
Unsec’d. Notes, Series 2016
4.128%	11/15/52		630	683,807
MEDNAX, Inc.,
Gtd. Notes, 144A
5.375%	02/15/30(a)		750	725,384
Memorial Sloan-Kettering Cancer Center,
Unsec’d. Notes, Series 2020
2.955%	01/01/50		4,415	3,836,792
New York & Presbyterian Hospital (The),
Unsec’d. Notes, Series 2019
3.954%	08/01/2119		3,560	3,294,172

A38

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	9,675	$9,809,788
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.800%	06/30/31	1,246	1,165,921
5.750%	01/30/40	1,126	1,294,957
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.625%	07/15/24	186	186,853
Sr. Sec’d. Notes, 144A
4.250%	06/01/29	1,275	1,226,249
4.375%	01/15/30	1,325	1,273,014
4.625%	06/15/28	315	310,227
Sr. Unsec’d. Notes
6.750%	06/15/23	1,900	1,979,758
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.625%	11/15/41	1,440	1,625,797
			58,347,098
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29	1,075	951,219
Beazer Homes USA, Inc.,
Gtd. Notes
7.250%	10/15/29	3,000	3,021,852
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A (original cost $2,000,000; purchased 02/11/20)(f)
4.875%	02/15/30(a)	2,000	1,791,145
Gtd. Notes, 144A (original cost $865,000; purchased 09/10/19)(f)
6.250%	09/15/27(a)	865	847,463
Sr. Unsec’d. Notes, 144A (original cost $1,200,000; purchased 05/11/21)(f)
5.000%	06/15/29	1,200	1,102,820
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27(a)	3,000	3,115,138
KB Home,
Gtd. Notes
4.000%	06/15/31(a)	1,050	951,728
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30(a)	5,725	5,375,993
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.750%	01/15/28(a)	2,350	2,436,553
5.875%	06/15/27	1,620	1,685,492
6.625%	07/15/27	1,900	1,959,427
			23,238,830
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29(a)		800	$729,839
Household Products/Wares — 0.0%
Central Garden & Pet Co.,
Gtd. Notes, 144A
4.125%	04/30/31		450	405,380
Spectrum Brands, Inc.,
Gtd. Notes, 144A
4.000%	10/01/26	EUR	2,000	2,199,537
				2,604,917
Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.100%	04/01/23		7,518	7,597,323
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.000%	04/01/31(a)		1,725	1,510,642
				9,107,965
Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.375%	01/15/55		890	950,115
Arch Capital Finance LLC,
Gtd. Notes
5.031%	12/15/46		950	1,036,657
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43		915	1,005,258
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
4.868%	06/01/44		2,825	3,075,231
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		5,735	5,370,358
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	2,200	2,472,391
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29		9,475	10,047,888
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40		1,625	2,137,026
Markel Corp.,
Sr. Unsec’d. Notes
4.150%	09/17/50		1,310	1,309,308
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.625%	09/30/59		596	539,191
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		1,375	1,527,315

A39

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance (cont’d.)
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		1,030	$904,342
				30,375,080
Lodging — 0.0%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32(a)		2,750	2,486,470
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30		1,040	1,085,541
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26(a)		768	756,236
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	08/08/25		1,500	1,485,395
				5,813,642
Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32		5,825	5,330,562
Sr. Unsec’d. Notes, 144A
4.750%	03/01/30(a)		880	845,855
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52		1,385	1,172,427
5.375%	05/01/47		2,575	2,632,325
6.384%	10/23/35		3,945	4,482,837
6.484%	10/23/45		4,485	5,111,727
Comcast Corp.,
Gtd. Notes
3.750%	04/01/40		2,710	2,721,556
3.950%	10/15/25(a)		670	691,949
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31(a)		2,460	2,072,960
Discovery Communications LLC,
Gtd. Notes
4.000%	09/15/55(a)		1,539	1,329,894
5.300%	05/15/49		559	588,678
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29(a)		3,000	2,554,042
7.750%	07/01/26(a)		400	397,023
Paramount Global,
Sr. Unsec’d. Notes
5.250%	04/01/44		145	151,134
UPCB Finance VII Ltd. (Netherlands),
Sr. Sec’d. Notes
3.625%	06/15/29	EUR	1,500	1,626,652
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.375%	06/15/24		395	$406,137
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	1,900	2,290,020
				34,405,778
Mining — 0.1%
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39		5,415	6,672,634
Novelis Corp.,
Gtd. Notes, 144A
3.250%	11/15/26(a)		2,000	1,910,722
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
5.400%	02/01/43		1,100	1,193,540
6.250%	07/15/41		4,911	5,881,332
				15,658,228
Multi-National — 0.0%
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, 144A, MTN
2.422%(s)	05/28/37	CAD	600	283,579
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.400%	10/26/22		1,238	1,239,499
				1,523,078
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26		1,085	1,024,401
Oil & Gas — 0.5%
Antero Resources Corp.,
Gtd. Notes, 144A
8.375%	07/15/26(a)		998	1,103,311
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26		800	821,245
9.000%	11/01/27		186	256,499
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
4.375%(ff)	06/22/25(oo)		8,240	8,282,358
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.450%	06/30/33		3,495	4,108,651
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32		140	126,730
3.750%	02/15/52		105	94,400
5.250%	06/15/37		3,985	4,329,904
6.800%	09/15/37		2,450	3,026,326

A40

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.875%	02/01/29(a)		2,200	$2,272,913
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25(a)		1,355	1,370,796
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		1,560	1,802,356
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26		2,230	2,227,543
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	09/18/23		2,395	2,453,175
6.875%	04/29/30(a)		1,300	1,367,781
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28		2,450	2,527,890
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24		600	595,527
4.875%	03/30/26		109	105,739
5.375%	03/30/28		1,785	1,726,797
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
1.450%	03/06/23	CHF	1,750	854,121
2.500%	03/21/26	EUR	1,200	504,450
4.250%	04/06/24	GBP	1,000	517,783
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29(a)		425	425,174
6.000%	02/01/31(a)		425	429,701
Lundin Energy Finance BV (Netherlands),
Gtd. Notes, 144A
3.100%	07/15/31		1,430	1,325,885
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
6.500%	03/01/41		1,350	1,662,378
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.125%	02/01/27(a)		2,000	2,095,173
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.950%	07/01/24		3,500	3,757,412
7.500%	05/01/31(a)		2,450	2,993,627
Ovintiv, Inc.,
Gtd. Notes
6.500%	08/15/34		1,000	1,188,155
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.375%	10/01/29	GBP	100	125,933
5.600%	01/03/31(a)		400	405,496
6.625%	01/16/34	GBP	3,880	5,113,989
7.375%	01/17/27		958	1,068,331
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Gtd. Notes, EMTN
6.250%	12/14/26	GBP	200	$272,028
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29	EUR	718	736,073
5.350%	02/12/28		255	242,762
6.350%	02/12/48(a)		1,902	1,498,390
6.500%	03/13/27		1,305	1,324,854
6.500%	01/23/29(a)		500	496,024
6.840%	01/23/30(a)		1,282	1,273,855
7.690%	01/23/50		1,077	941,506
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	1,000	980,438
4.875%	02/21/28	EUR	9,640	10,143,592
Qatar Energy (Qatar),
Sr. Unsec’d. Notes, 144A
3.125%	07/12/41		1,210	1,106,685
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	03/04/51(a)		1,025	984,069
6.500%	06/15/38		1,403	1,773,154
6.800%	05/15/38		1,755	2,263,196
UGI International LLC,
Gtd. Notes, 144A
2.500%	12/01/29	EUR	1,250	1,170,578
				86,274,753
Oil & Gas Services — 0.0%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28		6,297	6,363,963
4.000%	12/21/25		246	250,528
				6,614,491
Packaging & Containers — 0.0%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%
5.000%	06/30/27	EUR	3,023	3,045,864
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27(a)		1,350	1,254,580
Verallia SA (France),
Gtd. Notes
1.625%	05/14/28	EUR	1,800	1,853,573
				6,154,017
Pharmaceuticals — 0.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.250%	11/21/49		6,030	6,291,883
4.500%	05/14/35		1,615	1,736,639
4.550%	03/15/35		1,830	1,972,189
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27(a)		1,000	997,076

A41

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	02/15/29	75	$58,443
5.250%	01/30/30	500	393,634
5.250%	02/15/31	950	739,708
6.125%	04/15/25	1,654	1,666,924
6.250%	02/15/29	2,965	2,449,497
7.000%	01/15/28(a)	815	730,257
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	870	733,560
4.125%	06/15/39	1,375	1,473,157
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27	10	10,086
4.900%	12/15/48	390	439,062
Sr. Unsec’d. Notes
3.400%	03/15/50	1,000	902,799
3.400%	03/15/51(a)	4,035	3,647,286
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29	4,780	4,727,740
5.125%	07/20/45	1,750	1,980,331
5.300%	12/05/43	430	497,099
Mylan, Inc.,
Gtd. Notes
5.400%	11/29/43	1,600	1,581,635
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	1,450	1,381,560
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	800	770,853
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	4,815	4,760,324
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	3,905	3,385,223
4.000%	06/22/50	920	776,748
			44,103,713
Pipelines — 0.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.750%	01/15/28(a)	2,500	2,556,310
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes, 144A
4.600%	12/15/44	85	88,219
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	2,990	2,914,431
Sr. Unsec’d. Notes
4.950%	06/15/28(a)	3,815	4,004,580
5.000%	05/15/50	2,835	2,874,523
5.875%	01/15/24	1,300	1,351,053
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.400%	04/01/24(a)	600	$608,218
5.600%	04/01/44	350	304,563
Enterprise Products Operating LLC,
Gtd. Notes
6.125%	10/15/39	1,000	1,205,755
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38	1,508	1,433,741
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.550%	07/01/30	3,465	3,174,637
Kinder Morgan, Inc.,
Gtd. Notes
5.550%	06/01/45(a)	685	767,360
MPLX LP,
Sr. Unsec’d. Notes
5.200%	03/01/47	290	312,625
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	3,550	4,129,769
ONEOK, Inc.,
Gtd. Notes
4.950%	07/13/47	1,700	1,732,411
6.350%	01/15/31	3,000	3,473,225
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.605%	02/15/25(a)	1,250	1,261,088
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.300%	01/31/43	2,950	2,632,947
4.700%	06/15/44	855	803,084
4.900%	02/15/45	1,000	957,173
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30(a)	3,050	2,959,515
7.500%	10/01/25	1,000	1,054,128
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	285	277,205
4.125%	08/15/31	285	279,784
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	395	391,645
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25	1,920	1,948,030
4.900%	01/15/45	1,955	2,043,572
5.400%	03/04/44	3,260	3,588,561
			49,128,152
Real Estate — 0.0%
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29(a)	3,500	3,289,714

A42

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate (cont’d.)
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29		1,125	$1,077,170
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31		255	233,900
				4,600,784
Real Estate Investment Trusts (REITs) — 0.3%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.250%	04/01/28(a)		1,740	1,591,168
2.500%	08/16/31		270	238,938
4.050%	07/01/30		2,735	2,743,436
4.125%	05/15/29		3,500	3,584,447
Corporate Office Properties LP,
Gtd. Notes
2.750%	04/15/31		3,630	3,268,853
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		1,245	1,067,170
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26		410	428,055
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/31		2,640	2,502,712
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.250%	12/01/31		590	527,448
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26		4,150	4,178,349
5.625%	05/01/24(a)		2,750	2,832,791
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
2.500%	03/24/26	GBP	2,750	3,425,824
3.325%	03/24/25	EUR	4,225	4,838,496
3.692%	06/05/28	GBP	3,900	4,982,207
Realty Income Corp.,
Sr. Unsec’d. Notes
3.400%	01/15/28		7,870	7,855,140
Simon Property Group LP,
Sr. Unsec’d. Notes
2.250%	01/15/32(a)		1,500	1,341,119
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/25(a)		5,150	5,353,152
Welltower, Inc.,
Sr. Unsec’d. Notes
2.050%	01/15/29		1,400	1,273,108
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.250%	04/01/33		4,025	3,451,473
				55,483,886
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28(a)		1,325	$1,256,775
At Home Group, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	07/15/28		575	514,783
AutoNation, Inc.,
Sr. Unsec’d. Notes
4.750%	06/01/30		4,010	4,184,448
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
6.250%	10/30/25	EUR	2,600	2,869,059
Sr. Sec’d. Notes, 144A
6.250%	10/30/25	EUR	2,200	2,427,666
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29(a)		1,350	1,195,826
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25(a)		4,435	4,493,611
				16,942,168
Semiconductors — 0.1%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.187%	11/15/36		16,175	14,213,419
Software — 0.0%
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50		16	13,874
2.921%	03/17/52		29	27,096
				40,970
Telecommunications — 0.4%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
8.125%	02/01/27		3,000	3,092,283
AT&T, Inc.,
Sr. Unsec’d. Notes
2.550%	12/01/33		17	15,122
3.500%	06/01/41		6,095	5,612,444
3.500%	09/15/53		11,003	9,728,486
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A
8.000%	12/31/26		2,000	1,860,000
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%
13.000%	12/31/25(a)		5,175	5,152,889
HKT Capital No. 3 Ltd. (Hong Kong),
Gtd. Notes
1.650%	04/10/27	EUR	2,000	2,200,899
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
5.125%	10/15/26	EUR	1,000	1,120,488
6.500%	10/15/26		500	501,497
7.000%	10/15/28(a)		475	475,864

A43

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27		8,540	$8,040,420
Matterhorn Telecom SA (Luxembourg),
Sr. Sec’d. Notes
3.125%	09/15/26	EUR	1,687	1,802,904
Sprint Communications, Inc.,
Gtd. Notes
6.000%	11/15/22(a)		2,175	2,226,225
T-Mobile USA, Inc.,
Gtd. Notes
2.625%	02/15/29(a)		2,800	2,556,830
Sr. Sec’d. Notes
2.550%	02/15/31(a)		16,125	14,622,747
3.000%	02/15/41		480	405,539
3.875%	04/15/30		1,310	1,315,502
Sr. Sec’d. Notes, 144A
2.700%	03/15/32(a)		1,050	955,845
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.650%	11/20/40		8,155	6,935,046
3.400%	03/22/41(a)		2,445	2,301,106
Sr. Unsec’d. Notes, Series MPLE
4.050%	03/22/51	CAD	465	342,051
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
3.250%	01/31/31	EUR	1,500	1,526,916
				72,791,103
Toys/Games/Hobbies — 0.0%
Mattel, Inc.,
Gtd. Notes, 144A
3.375%	04/01/26(a)		1,300	1,274,830
Transportation — 0.1%
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.570%	01/21/32(a)		1,020	967,389
Kansas City Southern,
Gtd. Notes
3.500%	05/01/50		3,555	3,312,203
Kansas City Southern de Mexico SA de CV,
Gtd. Notes
3.000%	05/15/23		1,785	1,771,312
Kazakhstan Temir Zholy Finance BV (Kazakhstan),
Gtd. Notes
6.950%	07/10/42		200	208,125
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan),
Gtd. Notes
3.250%	12/05/23	CHF	1,500	1,303,162
3.638%	06/20/22	CHF	500	485,486
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29	EUR	1,000	995,089
Regie Autonome des Transports Parisiens (France),
Sr. Unsec’d. Notes, EMTN
0.400%	12/19/36	EUR	700	746,521
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Transportation (cont’d.)
Russian Railways Via RZD Capital PLC (Russia),
Sr. Unsec’d. Notes
7.487%	03/25/31	GBP	1,500	$98,524
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.250%	05/01/25(a)		3,425	3,541,390
				13,429,201

Total Corporate Bonds (cost $1,274,391,929)				1,197,695,294
Municipal Bonds — 0.3%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32		555	577,763
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49		1,330	1,893,380
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs
6.582%	05/15/39		4,685	5,648,850
Los Angeles Department of Water & Power, Water System Revenue,
Taxable, Revenue Bonds, BABs, Series C
6.008%	07/01/39		1,850	2,224,334
University of California,
Taxable, Revenue Bonds, Series A
4.767%	05/15/2115		850	942,722
Taxable, Revenue Bonds, Series AP
3.931%	05/15/45		340	348,719
Taxable, Revenue Bonds, Series J
4.131%	05/15/45		360	367,348
				11,425,353
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50		955	1,291,263
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A
4.814%	10/01/2114		550	632,518
Illinois — 0.1%
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22		11,855	12,084,360
New York — 0.0%
New York State Urban Development Corp.,
Taxable, Revenue Bonds, BABs
5.838%	03/15/40		2,000	2,363,401

A44

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
North Carolina — 0.1%
North Carolina State Education Assistance Authority,
Taxable, Revenue Bonds, Class A3, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.058%(c)	07/25/36	9,406	$9,377,655
Ohio — 0.0%
American Municipal Power, Inc.,
Taxable, Revenue Bonds, BABs, Series B
8.084%	02/15/50	265	437,639
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	1,035	1,388,449
Revenue Bonds, BABs, Series B
5.511%	12/01/45	1,815	2,365,932
			3,754,381
Puerto Rico — 0.0%
Commonwealth of Puerto Rico,
Revenue Bonds, Series C
—%(p)	11/01/43	1,300	698,750
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	1,925	1,909,102

Total Municipal Bonds (cost $43,982,588)			44,552,185
Residential Mortgage-Backed Securities — 1.1%
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.000%)
0.647%(c)	03/27/36	205	203,735
Banc of America Funding Trust,
Series 2015-R09, Class 1A1, 144A
0.824%(cc)	12/26/46	1,767	1,779,588
Bellemeade Re Ltd. (Bermuda),
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.907%(c)	04/25/29	682	682,094
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
2.057%(c)	07/25/29	1,462	1,460,563
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)
4.457%(c)	08/26/30	453	455,407
Series 2020-03A, Class M1B, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
3.307%(c)	10/25/30	493	495,055
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
4.157%(c)	10/25/30	650	659,798
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
4.057%(c)	06/25/30	4,721	4,726,022
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)
1.499%(c)	09/25/31	150	$145,782
BVRT Financing Trust,
Series 2021-04, Class F, 144A, SOFR + 2.000%
2.050%(c)	09/12/26^	7,285	7,285,011
Central Park Funding Trust,
Series 2021-01, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
3.195%(c)	08/29/22	8,722	8,671,044
Series 2021-03, Class PT, 144A, 1 Month LIBOR + 2.950% (Cap N/A, Floor 2.950%)
3.397%(c)	03/01/23	5,653	5,620,804
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
3.199%(c)	10/25/41	2,670	2,456,600
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)
1.649%(c)	10/25/41	690	666,593
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
3.249%(c)	12/25/41	4,600	4,267,681
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
6.349%(c)	03/25/42	825	844,500
Credit Suisse Mortgage Trust,
Series 2020-RPL05, Class A1, 144A
3.023%(cc)	08/25/60	902	883,274
Eagle Re Ltd. (Bermuda),
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
2.257%(c)	04/25/29	620	615,743
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
2.249%(c)	10/25/33	1,265	1,261,898
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
2.799%(c)	10/25/33	1,955	1,964,484
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
3.549%(c)	04/25/34	1,890	1,796,242
Fannie Mae Connecticut Avenue Securities,
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
2.857%(c)	05/25/30	1,014	1,026,222
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)
3.399%(c)	11/25/41	930	862,525
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
2.099%(c)	11/25/41	690	658,160
Fannie Mae REMICS,
Series 2012-134, Class IL, IO
3.500%	12/25/32	362	39,667

A45

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
4.099%(c)	11/25/50	2,075	$2,023,088
Series 2021-DNA07, Class B1, 144A, 30 Day Average SOFR + 3.650% (Cap N/A, Floor 0.000%)
3.749%(c)	11/25/41	1,605	1,519,491
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)
5.557%(c)	06/25/50	472	488,219
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
6.457%(c)	08/25/50	3,710	3,896,044
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)
4.899%(c)	10/25/50	1,575	1,598,644
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
2.899%(c)	10/25/50	685	686,531
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)
4.057%(c)	07/25/50	493	494,081
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
5.707%(c)	09/25/50	750	766,889
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)
3.607%(c)	09/25/50	94	94,473
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)
3.599%(c)	10/25/33	1,910	1,787,048
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)
3.149%(c)	01/25/34	1,690	1,575,587
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
1.749%(c)	01/25/34	1,090	1,072,308
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)
3.499%(c)	10/25/41	2,330	2,149,573
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
3.249%(c)	12/25/33	1,050	892,398
Series 2021-HQA02, Class M2, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 0.000%)
2.149%(c)	12/25/33	630	592,954
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
3.449%(c)	09/25/41	430	383,688
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
2.199%(c)	09/25/41	830	778,517
Series 2021-HQA04, Class B1, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)
3.849%(c)	12/25/41	790	710,048
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
2.449%(c)	12/25/41		1,900	$1,785,734
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)
1.949%(c)	01/25/42		2,830	2,667,433
FHLMC Structured Agency Credit Risk Trust,
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
3.107%(c)	01/25/49		48	48,487
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49		2,194	2,133,548
GS Mortgage-Backed Securities Trust,
Series 2019-SL01, Class A1, 144A
2.625%(cc)	01/25/59		2,537	2,539,019
GSMSC Resecuritization Trust,
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.597%(c)	10/26/36		1,449	1,421,751
HarborView Mortgage Loan Trust,
Series 2005-01, Class 2A1A, 1 Month LIBOR + 0.540% (Cap 10.500%, Floor 0.540%)
0.989%(c)	03/19/35		954	951,471
Home Re Ltd. (Bermuda),
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
2.107%(c)	05/25/29		86	85,476
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)
3.707%(c)	10/25/30		359	359,647
Series 2020-01, Class M1C, 144A, 1 Month LIBOR + 4.150% (Cap N/A, Floor 4.150%)
4.607%(c)	10/25/30		600	602,412
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
1.699%(c)	01/25/34		1,500	1,472,927
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
2.899%(c)	01/25/34		2,390	2,252,899
Impac Secured Assets Trust,
Series 2006-01, Class 2A2, 1 Month LIBOR + 0.820% (Cap 11.500%, Floor 0.820%)
1.277%(c)	05/25/36		68	65,694
Jupiter Mortgage PLC (United Kingdom),
Series 1A, Class B, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)
1.492%(c)	07/20/60	GBP	2,700	3,532,594
Legacy Mortgage Asset Trust,
Series 2020-SL01, Class A, 144A
2.734%	01/25/60		1,377	1,367,906
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60		1,998	1,894,579

A46

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
MRA Issuance Trust,
Series 2020-07, Class A, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.531%(c)	09/15/22	11,771	$11,772,516
Series 2021-09, 144A, 1 Month LIBOR + 1.300%
1.531%(c)	07/15/22^	12,500	12,500,000
Series 2021-10, Class A1X, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.731%(c)	02/22/23	8,360	8,330,259
Series 2021-EBO03, Class A1X, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.981%(c)	03/31/23	6,280	6,265,932
Series 2021-EBO03, Class A2, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
2.981%(c)	03/31/23	3,772	3,765,881
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.857%(c)	07/25/29	23	22,683
Oaktown Re V Ltd. (Bermuda),
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
4.057%(c)	10/25/30	400	400,408
Oaktown Re VI Ltd. (Bermuda),
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 1.650%)
1.749%(c)	10/25/33	1,215	1,213,180
Series 2021-01A, Class M1B, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 2.050%)
2.149%(c)	10/25/33	860	855,825
Oaktown Re VII Ltd. (Bermuda),
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
1.699%(c)	04/25/34	3,200	3,171,217
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
2.999%(c)	04/25/34	2,700	2,589,022
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
1.107%(c)	06/25/57	2,158	2,131,674
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)
4.260%(c)	12/25/22	6,227	6,212,773
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)
3.357%(c)	02/27/24	8,031	8,069,995
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
3.307%(c)	02/25/23	5,140	5,117,833
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
1.857%(c)	03/25/28	209	209,264
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)
3.157%(c)	03/25/28		2,810	$2,766,290
Series 2019-02, Class M1B, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
2.207%(c)	06/25/29		857	856,080
Series 2021-01, Class M1A, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 1.650%)
1.749%(c)	12/27/33		2,480	2,465,938
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 1.850%)
1.949%(c)	11/25/31		1,640	1,627,770
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
3.799%(c)	11/25/31		1,900	1,842,779
Residential Mortgage Securities PLC (United Kingdom),
Series 32A, Class A, 144A, SONIA + 1.250% (Cap N/A, Floor 0.000%)
1.547%(c)	06/20/70	GBP	4,337	5,722,099
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—(r)	7,788
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2004-AR08, Class A1, 1 Month LIBOR + 0.840% (Cap 10.500%, Floor 0.840%)
1.297%(c)	06/25/44		831	810,031
ZH Trust,
Series 2021-01, Class A, 144A
2.253%	02/18/27		830	817,094

Total Residential Mortgage-Backed Securities (cost $185,857,094)				183,763,981
Sovereign Bonds — 1.2%
1MDB Global Investments Ltd. (Malaysia),
Sr. Unsec’d. Notes
4.400%	03/09/23		1,000	974,910
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	200	206,198
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	500	666,937
4.690%	10/28/34	EUR	200	275,457
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	300	511,624
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30(a)		1,735	1,591,676
3.375%	08/20/50		1,100	974,488
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		9,587	9,702,981
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
1.375%	09/23/50	EUR	920	799,161

A47

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
City of Quebec (Canada),
Unsec’d. Notes
2.100%	07/06/31	CAD	1,000	$721,382
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
7.375%	09/18/37		800	901,281
9.850%	06/28/27	COP	1,000,000	273,959
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	8,000	9,215,674
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.500%	06/17/31	EUR	3,000	3,121,174
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	5,500	5,222,328
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.500%	02/22/29		2,210	2,190,106
6.000%	07/19/28		1,140	1,159,517
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/16/26	EUR	660	673,457
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	13,736	13,748,835
1.875%	01/24/52	EUR	195	165,586
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	1,135	1,477,239
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.625%	04/28/32	EUR	5,000	5,259,437
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	5,000	5,226,729
1.100%	03/12/33	EUR	2,000	1,925,742
1.450%	09/18/26	EUR	1,280	1,389,713
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	10,820	12,955,946
Isle of Man Government International Bond (United Kingdom),
Unsec’d. Notes
5.375%	08/14/34	GBP	400	689,724
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes
0.900%	04/01/31	EUR	3,630	3,677,160
Sr. Unsec’d. Notes, 144A
1.700%	09/01/51	EUR	1,360	1,282,460
1.800%	03/01/41	EUR	1,000	1,017,446
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	1,293	1,091,727
2.375%	11/09/28	EUR	2,300	2,326,626
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
2.125%	10/22/35	EUR	300	356,271
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	4,000	$3,955,407
Sr. Unsec’d. Notes, Series 26
0.850%	04/18/25	JPY	500,000	4,097,399
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
8.125%	04/28/34		600	862,475
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	3,500	3,350,984
2.750%	01/30/26	EUR	2,500	2,901,595
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.250%	04/28/25	EUR	300	319,576
0.700%	02/03/29	EUR	2,000	2,032,560
1.200%	04/28/33	EUR	1,250	1,230,327
1.750%	04/28/41	EUR	545	512,710
Portugal Obrigacoes do Tesouro OT (Portugal),
Unsec’d. Notes, 144A
1.000%	04/12/52	EUR	7,000	5,996,254
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
5.103%	04/23/48		630	772,045
Regiao Autonoma Madeira (Portugal),
Gov’t. Gtd. Notes
0.943%	05/29/32	EUR	1,000	1,024,135
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	967	1,123,972
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29		200	189,042
4.000%	10/17/49(a)		1,000	960,412
Sr. Unsec’d. Notes, EMTN
4.425%	03/28/36	EUR	300	406,952
5.250%	12/07/34	GBP	777	1,233,652
5.345%	01/27/48	EUR	1,000	1,628,723
6.000%	08/04/28	GBP	12,470	19,238,668
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		12,210	13,866,769
Republic of Italy Government International Bond Principal Strips (Italy),
Sr. Unsec’d. Notes
0.942%(s)	02/20/31	EUR	2,760	2,447,248
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	644	667,688
Sr. Unsec’d. Notes, EMTN
3.875%	10/29/35	EUR	2,280	2,363,866
4.125%	03/11/39	EUR	776	801,915
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
1.850%	11/20/32	EUR	5,000	885,000
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	3,100	3,167,773

A48

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30	EUR	100	$101,565
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	1,518	1,429,112
3.125%	05/15/27	EUR	8,058	8,681,479
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33	EUR	1,205	1,046,293
2.125%	12/01/30(a)		549	462,352
Slovenia Government Bond (Slovenia),
Bonds, Series RS77
2.250%	03/03/32	EUR	100	119,167
Unsec’d. Notes
0.000%	02/12/31	EUR	100	98,570
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
1.000%	10/31/50	EUR	1,610	1,413,670
1.200%	10/31/40(k)	EUR	10,000	9,980,303
2.350%	07/30/33(k)	EUR	3,375	4,081,514
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	625	972,163
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
4.375%	01/27/30	EUR	200	90,712
6.750%	06/20/26	EUR	10,000	4,425,000
8.994%	02/01/24		675	297,000
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30	EUR	1,570	712,093
7.750%	09/01/22(a)		1,785	1,062,075
8.994%	02/01/24		1,000	440,000
9.750%	11/01/28		600	252,000

Total Sovereign Bonds (cost $254,244,299)				203,475,166
U.S. Government Agency Obligations — 0.3%
Federal Home Loan Mortgage Corp.
6.250%	07/15/32		910	1,206,742
6.750%	03/15/31(k)		2,800	3,722,365
Federal Home Loan Mortgage Corp., MTN
2.916%(s)	12/14/29(k)		1,475	1,194,043
Federal National Mortgage Assoc.
3.000%	TBA		21,000	20,540,625
3.000%	TBA		22,500	21,956,340
6.250%	05/15/29(k)		2,200	2,722,797
6.625%	11/15/30(k)		1,690	2,216,026
7.125%	01/15/30		100	132,027
Tennessee Valley Authority Generic Strips, Bonds
2.769%(s)	09/15/30		2,350	1,784,594
2.897%(s)	03/15/33		461	326,524

Total U.S. Government Agency Obligations (cost $56,360,169)				55,802,083
U.S. Treasury Obligations — 1.1%
U.S. Treasury Bonds
1.375%	11/15/40(h)		13,010	10,633,642
1.875%	11/15/51(h)		4,550	3,984,094
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
2.000%	11/15/41	1,405	$1,271,086
2.375%	02/15/42(h)	90,210	87,052,650
2.875%	05/15/43	185	191,302
3.125%	02/15/43(k)	3,205	3,445,876
U.S. Treasury Notes
0.375%	07/31/27	22,000	19,726,094
0.750%	01/31/28	3,000	2,720,859
1.375%	12/31/28	500	467,344
1.500%	02/15/25	4,745	4,613,030
1.875%	02/28/29	475	458,598
U.S. Treasury Strips Coupon
0.479%(s)	05/15/26	5,000	4,521,680
1.279%(s)	11/15/41(h)(k)	21,500	12,548,945
1.459%(s)	08/15/40(k)	24,145	14,835,027
1.559%(s)	02/15/26	14,500	13,187,070
1.775%(s)	02/15/40(k)	7,770	4,883,870
1.851%(s)	11/15/40	5,490	3,328,312
U.S. Treasury Strips Principal
1.333%(s)	02/15/49(k)	295	153,515

Total U.S. Treasury Obligations (cost $206,090,115)			188,022,994

Total Long-Term Investments (cost $12,193,676,612)			12,915,287,312

	Shares
Short-Term Investments — 23.9%
Affiliated Mutual Funds — 22.9%
PGIM Core Ultra Short Bond Fund(wa)	3,280,969,858	3,280,969,858
PGIM Institutional Money Market Fund (cost $458,507,827; includes $458,416,798 of cash collateral for securities on loan)(b)(wa)	458,932,984	458,519,944

Total Affiliated Mutual Funds (cost $3,739,477,685)		3,739,489,802

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.8%
U.S. Treasury Bills
0.390%	06/16/22	128,620	128,505,697
(cost $128,513,477)

Options Purchased*~ — 0.2%
(cost $25,258,227)	31,348,087

Total Short-Term Investments (cost $3,893,249,389)	3,899,343,586

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—102.9% (cost $16,086,926,001)	16,814,630,898

A49

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Value
Options Written*~ — (0.0)%
(premiums received $816,222)	$(796,364)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—102.9% (cost $16,086,109,779)	16,813,834,534

Liabilities in excess of other assets(z) — (2.9)%	(471,329,922)

Net Assets — 100.0%	$16,342,504,612

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
ADR	American Depositary Receipt
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BIBOR	Bangkok Interbank Offered Rate
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
BUBOR	Budapest Interbank Offered Rate
CDI	Chess Depository Interest
CDOR	Canadian Dollar Offered Rate
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
COOIS	Colombia Overnight Interbank Reference Rate
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
EuroSTR	Euro Short-Term Rate
FHLMC	Federal Home Loan Mortgage Corporation
FREMF	Freddie Mac Mortgage Trust
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
JIBAR	Johannesburg Interbank Agreed Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MPLE	Maple Bonds
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
NIBOR	Norwegian Interbank Offered Rate
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SDR	Sweden Depositary Receipt
SIBOR	Singapore Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor’s Depositary Receipts
STIBOR	Stockholm Interbank Offered Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
TELBOR	Tel Aviv Interbank Offered Rate
TONAR	Tokyo Overnight Average Rate
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WIBOR	Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $25,118,727 and 0.2% of net assets.
A50

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $440,374,286; cash collateral of $458,416,798 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $4,065,000. The aggregate value of $3,741,428 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
S&P 500 Index (FLEX)	Call	08/11/26	$4,450.00		140		14	$13,174,448
S&P 500 Index (FLEX)	Call	08/12/27	$4,460.00		170		17	17,599,087
Total Exchange Traded (cost $24,365,566)								$30,773,535

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	05/18/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	27,590		$5
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	05/18/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	27,170		5
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	06/15/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	27,700		25
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	06/15/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	27,200		25
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	06/15/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	54,400		49
CDX.NA.IG.38.V1, 06/20/27	Call	Bank of America, N.A.	06/15/22	0.45%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	29,240		1,264
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	27,170		95
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	27,170		95
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	05/18/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	27,170		42,442
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	05/18/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	27,590		37,544
CDX.NA.IG.38.V1, 06/20/27	Put	Bank of America, N.A.	06/15/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	29,240		69,373
A51

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	06/15/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	27,700		$65,720
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	06/15/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	27,200		64,533
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	06/15/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	54,400		129,067
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	27,170		82,155
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	27,170		82,155
Total OTC Swaptions (cost $892,661)									$574,552
Total Options Purchased (cost $25,258,227)									$31,348,087
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	05/18/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	27,590		$(52,041)
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	05/18/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	27,170		(51,249)
CDX.NA.IG.38.V1, 06/20/27	Call	Bank of America, N.A.	06/15/22	0.65%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	29,240		(42,806)
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	06/15/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	27,700		(61,446)
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	06/15/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	27,200		(60,336)
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	06/15/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	54,400		(120,673)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	27,170		(68,585)
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	07/20/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	27,170		(68,585)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	05/18/22	0.93%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	27,170		(18,223)
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	05/18/22	1.00%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	27,590		(13,775)
CDX.NA.IG.38.V1, 06/20/27	Put	Bank of America, N.A.	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	29,240		(33,546)
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	27,700		(31,779)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	27,200		(31,206)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	54,400		(62,411)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	1.05%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	27,170		(38,970)
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	1.05%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	27,170		(38,970)
GS_21-PJ2A^	Put	Goldman Sachs International	11/15/24	0.50%	0.50%(M)	GS_21-PJ2A(M)	15,910		(637)
A52

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	30,660		$(1,126)
Total Options Written (premiums received $816,222)									$(796,364)
Futures contracts outstanding at March 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,009	2 Year U.S. Treasury Notes	Jun. 2022	$213,829,173	$(2,966,372)
5,912	5 Year U.S. Treasury Notes	Jun. 2022	678,032,500	(17,344,900)
3,433	10 Year U.S. Treasury Notes	Jun. 2022	421,829,875	(9,535,817)
162	10 Year U.S. Ultra Treasury Notes	Jun. 2022	21,945,938	(667,686)
686	20 Year U.S. Treasury Bonds	Jun. 2022	102,942,875	(3,046,752)
2	30 Year Euro Buxl	Jun. 2022	411,967	(35,756)
1,904	30 Year U.S. Ultra Treasury Bonds	Jun. 2022	337,246,000	(11,280,407)
24	Euro-BTP Italian Government Bond	Jun. 2022	3,672,130	(164,465)
61	Euro-OAT	Jun. 2022	10,224,084	(257,155)
2,877	Mini MSCI EAFE Index	Jun. 2022	308,471,940	11,920,116
60	Mini MSCI Emerging Markets Index	Jun. 2022	3,376,500	183,846
149	NASDAQ 100 E-Mini Index	Jun. 2022	44,308,875	4,705,214
126	Russell 2000 E-Mini Index	Jun. 2022	13,018,320	580,875
6,647	S&P 500 E-Mini Index	Jun. 2022	1,505,794,763	112,280,880
				84,371,621
Short Positions:
3,654	2 Year U.S. Treasury Notes	Jun. 2022	774,362,535	9,343,157
261	5 Year Euro-Bobl	Jun. 2022	37,205,909	1,202,129
455	10 Year Euro-Bund	Jun. 2022	79,860,519	1,883,714
30	10 Year U.S. Treasury Notes	Jun. 2022	3,686,250	(6,459)
203	10 Year U.S. Ultra Treasury Notes	Jun. 2022	27,500,156	845,830
76	20 Year U.S. Treasury Bonds	Jun. 2022	11,404,750	65,015
100	British Pound Currency	Jun. 2022	8,206,875	(8,589)
1,203	Euro Currency	Jun. 2022	166,901,213	(2,705,096)
462	Euro Schatz Index	Jun. 2022	56,595,274	588,502
				11,208,203
				$95,579,824
Forward foreign currency exchange contracts outstanding at March 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/19/22	HSBC Bank PLC	AUD	1,015	$762,514	$759,840	$—	$(2,674)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	AUD	1,023	724,000	766,048	42,048	—
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	AUD	1,019	726,000	762,734	36,734	—
Expiring 04/19/22	Morgan Stanley & Co. International PLC	AUD	610	443,302	456,918	13,616	—
Expiring 04/19/22	UBS AG	AUD	253	187,026	189,179	2,153	—
Brazilian Real,
Expiring 04/04/22	HSBC Bank PLC	BRL	10,456	2,042,111	2,193,360	151,249	—
Expiring 04/04/22	JPMorgan Chase Bank, N.A.	BRL	24,631	4,825,141	5,167,029	341,888	—
A53

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 04/04/22	JPMorgan Chase Bank, N.A.	BRL	20,499	$4,015,730	$4,300,267	$284,537	$—
Expiring 05/03/22	Goldman Sachs International	BRL	3,572	748,000	743,461	—	(4,539)
Expiring 05/03/22	JPMorgan Chase Bank, N.A.	BRL	35,087	7,236,196	7,301,844	65,648	—
British Pound,
Expiring 04/04/22	Citibank, N.A.	GBP	568	772,768	746,779	—	(25,989)
Expiring 04/04/22	HSBC Bank PLC	GBP	597	797,062	784,034	—	(13,028)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	GBP	30,933	40,813,483	40,634,131	—	(179,352)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	GBP	573	764,215	752,566	—	(11,649)
Expiring 04/19/22	Barclays Bank PLC	GBP	352	463,000	462,310	—	(690)
Expiring 04/19/22	HSBC Bank PLC	GBP	960	1,288,014	1,261,463	—	(26,551)
Expiring 04/19/22	HSBC Bank PLC	GBP	781	1,028,103	1,025,764	—	(2,339)
Expiring 04/19/22	Morgan Stanley & Co. International PLC	GBP	1,091	1,464,092	1,432,798	—	(31,294)
Expiring 04/19/22	The Toronto-Dominion Bank	GBP	323	438,004	423,624	—	(14,380)
Canadian Dollar,
Expiring 04/19/22	HSBC Bank PLC	CAD	1,508	1,207,517	1,206,443	—	(1,074)
Expiring 04/19/22	HSBC Bank PLC	CAD	612	481,155	489,493	8,338	—
Chilean Peso,
Expiring 06/15/22	Citibank, N.A.	CLP	1,246,406	1,526,000	1,563,598	37,598	—
Expiring 06/15/22	HSBC Bank PLC	CLP	1,215,654	1,472,000	1,525,020	53,020	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	CLP	1,578,286	1,940,714	1,979,935	39,221	—
Chinese Renminbi,
Expiring 05/23/22	HSBC Bank PLC	CNH	15,220	2,393,000	2,387,278	—	(5,722)
Expiring 05/23/22	HSBC Bank PLC	CNH	9,453	1,489,000	1,482,691	—	(6,309)
Expiring 05/23/22	Morgan Stanley & Co. International PLC	CNH	6,041	952,213	947,539	—	(4,674)
Colombian Peso,
Expiring 06/15/22	BNP Paribas S.A.	COP	3,368,133	875,522	883,057	7,535	—
Expiring 06/15/22	Citibank, N.A.	COP	3,157,247	828,000	827,767	—	(233)
Expiring 06/15/22	Citibank, N.A.	COP	2,879,038	745,000	754,826	9,826	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	COP	9,027,816	2,352,280	2,366,912	14,632	—
Czech Koruna,
Expiring 04/19/22	Barclays Bank PLC	CZK	39,141	1,804,211	1,769,831	—	(34,380)
Expiring 04/19/22	Citibank, N.A.	CZK	41,418	1,886,000	1,872,788	—	(13,212)
Expiring 04/19/22	Morgan Stanley & Co. International PLC	CZK	48,857	2,246,000	2,209,142	—	(36,858)
Expiring 04/19/22	Morgan Stanley & Co. International PLC	CZK	34,061	1,547,000	1,540,101	—	(6,899)
Euro,
Expiring 04/04/22	BNP Paribas S.A.	EUR	1,017	1,127,265	1,125,712	—	(1,553)
Expiring 04/04/22	Goldman Sachs International	EUR	1,294	1,430,504	1,431,994	1,490	—
Expiring 04/04/22	HSBC Bank PLC	EUR	3,184	3,552,099	3,523,130	—	(28,969)
Expiring 04/04/22	HSBC Bank PLC	EUR	1,588	1,728,957	1,757,201	28,244	—
Expiring 04/04/22	JPMorgan Chase Bank, N.A.	EUR	6,124	6,893,098	6,774,928	—	(118,170)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	84,784	92,970,579	93,802,308	831,729	—
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	2,326	2,575,068	2,573,104	—	(1,964)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	815	923,353	901,141	—	(22,212)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	791	880,528	875,603	—	(4,925)
Expiring 04/19/22	Barclays Bank PLC	EUR	2,917	3,211,864	3,229,203	17,339	—
Expiring 04/19/22	Goldman Sachs International	EUR	2,675	2,957,000	2,961,137	4,137	—
Expiring 04/19/22	Goldman Sachs International	EUR	874	1,000,598	967,673	—	(32,925)
Expiring 04/19/22	HSBC Bank PLC	EUR	2,379	2,647,669	2,632,712	—	(14,957)
Expiring 04/19/22	HSBC Bank PLC	EUR	670	752,149	741,263	—	(10,886)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	EUR	2,369	2,689,059	2,622,022	—	(67,037)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	EUR	1,855	2,067,000	2,052,885	—	(14,115)
Expiring 04/19/22	Morgan Stanley & Co. International PLC	EUR	1,497	1,684,445	1,656,834	—	(27,611)
Hungarian Forint,
Expiring 04/19/22	Barclays Bank PLC	HUF	407,172	1,207,000	1,222,876	15,876	—
Expiring 04/19/22	Barclays Bank PLC	HUF	386,431	1,124,000	1,160,585	36,585	—
A54

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 04/19/22	BNP Paribas S.A.	HUF	1,146,617	$3,627,502	$3,443,684	$—	$(183,818)
Expiring 04/19/22	BNP Paribas S.A.	HUF	512,672	1,621,917	1,539,729	—	(82,188)
Expiring 04/19/22	BNP Paribas S.A.	HUF	291,198	856,867	874,568	17,701	—
Expiring 04/19/22	Citibank, N.A.	HUF	247,563	734,000	743,517	9,517	—
Expiring 04/19/22	Citibank, N.A.	HUF	246,936	708,000	741,634	33,634	—
Expiring 04/19/22	UBS AG	HUF	226,422	685,000	680,023	—	(4,977)
Indian Rupee,
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	INR	617,172	7,996,785	8,048,196	51,411	—
Israeli Shekel,
Expiring 06/15/22	Barclays Bank PLC	ILS	1,397	432,441	438,683	6,242	—
Japanese Yen,
Expiring 04/19/22	BNP Paribas S.A.	JPY	136,453	1,186,073	1,121,263	—	(64,810)
Expiring 04/19/22	HSBC Bank PLC	JPY	115,355	1,002,064	947,893	—	(54,171)
Expiring 04/19/22	HSBC Bank PLC	JPY	51,042	420,630	419,423	—	(1,207)
Expiring 04/19/22	Morgan Stanley & Co. International PLC	JPY	98,013	799,017	805,389	6,372	—
Expiring 04/19/22	The Toronto-Dominion Bank	JPY	210,039	1,822,121	1,725,928	—	(96,193)
Mexican Peso,
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	15,375	707,000	762,458	55,458	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	5,222	255,000	258,941	3,941	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	MXN	54,683	2,592,398	2,711,695	119,297	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	MXN	18,165	861,174	900,803	39,629	—
Expiring 06/15/22	UBS AG	MXN	34,743	1,695,000	1,722,883	27,883	—
Expiring 06/15/22	UBS AG	MXN	15,338	707,000	760,618	53,618	—
New Taiwanese Dollar,
Expiring 06/15/22	UBS AG	TWD	56,256	1,969,000	1,971,484	2,484	—
New Zealand Dollar,
Expiring 04/19/22	Citibank, N.A.	NZD	1,791	1,196,000	1,240,757	44,757	—
Expiring 04/19/22	HSBC Bank PLC	NZD	616	404,204	427,012	22,808	—
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	NZD	655	443,507	454,170	10,663	—
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	NZD	579	403,493	401,510	—	(1,983)
Expiring 04/19/22	Morgan Stanley & Co. International PLC	NZD	1,328	896,527	919,989	23,462	—
Norwegian Krone,
Expiring 04/19/22	BNP Paribas S.A.	NOK	3,673	417,549	417,080	—	(469)
Expiring 04/19/22	HSBC Bank PLC	NOK	3,166	362,003	359,516	—	(2,487)
Philippine Peso,
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	82,762	1,571,000	1,588,931	17,931	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	79,005	1,499,000	1,516,797	17,797	—
Expiring 06/15/22	Standard Chartered Bank	PHP	149,848	2,840,000	2,876,913	36,913	—
Expiring 06/15/22	Standard Chartered Bank	PHP	125,168	2,366,000	2,403,089	37,089	—
Polish Zloty,
Expiring 04/19/22	BNP Paribas S.A.	PLN	3,258	759,690	774,141	14,451	—
Expiring 04/19/22	HSBC Bank PLC	PLN	43,188	10,874,530	10,260,479	—	(614,051)
Expiring 04/19/22	HSBC Bank PLC	PLN	5,709	1,437,419	1,356,252	—	(81,167)
Singapore Dollar,
Expiring 06/15/22	Citibank, N.A.	SGD	3,142	2,317,000	2,318,115	1,115	—
Expiring 06/15/22	HSBC Bank PLC	SGD	2,481	1,826,000	1,830,247	4,247	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	SGD	3,382	2,493,000	2,495,065	2,065	—
South African Rand,
Expiring 06/15/22	HSBC Bank PLC	ZAR	6,402	429,474	433,843	4,369	—
South Korean Won,
Expiring 06/15/22	Citibank, N.A.	KRW	668,659	544,209	550,056	5,847	—
Expiring 06/15/22	HSBC Bank PLC	KRW	1,817,891	1,479,000	1,495,443	16,443	—
Expiring 06/15/22	HSBC Bank PLC	KRW	1,461,875	1,207,000	1,202,576	—	(4,424)
Expiring 06/15/22	HSBC Bank PLC	KRW	853,061	690,000	701,750	11,750	—
Expiring 06/15/22	Standard Chartered Bank	KRW	1,334,076	1,095,000	1,097,445	2,445	—
A55

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona,
Expiring 04/19/22	BNP Paribas S.A.	SEK	5,072	$538,152	$539,617	$1,465	$—
Swiss Franc,
Expiring 04/04/22	Bank of America, N.A.	CHF	51	55,032	55,246	214	—
Expiring 04/19/22	HSBC Bank PLC	CHF	726	788,978	785,833	—	(3,145)
Thai Baht,
Expiring 06/15/22	Goldman Sachs International	THB	44,715	1,344,000	1,346,327	2,327	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	THB	75,251	2,262,000	2,265,746	3,746	—
				$297,925,364	$298,715,638	2,752,534	(1,962,260)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	AUD	5,166	$3,729,076	$3,866,859	$—	$(137,783)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	AUD	1,012	721,723	757,447	—	(35,724)
Brazilian Real,
Expiring 04/04/22	HSBC Bank PLC	BRL	14,427	2,826,874	3,026,462	—	(199,588)
Expiring 04/04/22	JPMorgan Chase Bank, N.A.	BRL	35,087	7,292,975	7,360,390	—	(67,415)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	BRL	5,950	1,177,482	1,248,084	—	(70,602)
Expiring 05/03/22	Citibank, N.A.	BRL	3,460	715,680	720,089	—	(4,409)
British Pound,
Expiring 04/04/22	Bank of America, N.A.	GBP	109	143,956	142,645	1,311	—
Expiring 04/04/22	BNP Paribas S.A.	GBP	32,563	44,111,310	42,774,864	1,336,446	—
Expiring 04/19/22	Standard Chartered Bank	GBP	28,267	38,540,689	37,128,289	1,412,400	—
Expiring 05/06/22	Morgan Stanley & Co. International PLC	GBP	30,933	40,807,698	40,627,019	180,679	—
Canadian Dollar,
Expiring 04/19/22	HSBC Bank PLC	CAD	1,944	1,548,398	1,555,256	—	(6,858)
Chilean Peso,
Expiring 06/15/22	BNP Paribas S.A.	CLP	629,341	787,168	789,498	—	(2,330)
Expiring 06/15/22	Morgan Stanley & Co. International PLC	CLP	877,097	1,078,509	1,100,305	—	(21,796)
Expiring 06/15/22	UBS AG	CLP	1,009,584	1,266,000	1,266,508	—	(508)
Expiring 06/15/22	UBS AG	CLP	913,545	1,133,431	1,146,029	—	(12,598)
Chinese Renminbi,
Expiring 05/23/22	JPMorgan Chase Bank, N.A.	CNH	92,533	14,487,979	14,513,577	—	(25,598)
Expiring 05/23/22	JPMorgan Chase Bank, N.A.	CNH	21,502	3,366,608	3,372,556	—	(5,948)
Expiring 05/23/22	Morgan Stanley & Co. International PLC	CNH	14,522	2,277,000	2,277,737	—	(737)
Expiring 05/23/22	UBS AG	CNH	15,105	2,376,000	2,369,115	6,885	—
Expiring 05/23/22	UBS AG	CNH	9,710	1,514,000	1,523,051	—	(9,051)
Czech Koruna,
Expiring 04/19/22	Barclays Bank PLC	CZK	35,773	1,529,000	1,617,519	—	(88,519)
Expiring 04/19/22	Barclays Bank PLC	CZK	34,559	1,514,000	1,562,637	—	(48,637)
Expiring 04/19/22	Barclays Bank PLC	CZK	28,379	1,305,000	1,283,171	21,829	—
Expiring 04/19/22	Barclays Bank PLC	CZK	18,365	856,000	830,380	25,620	—
Expiring 04/19/22	Citibank, N.A.	CZK	27,248	1,210,000	1,232,032	—	(22,032)
Expiring 04/19/22	Citibank, N.A.	CZK	19,418	880,000	878,029	1,971	—
Euro,
Expiring 04/04/22	Barclays Bank PLC	EUR	398	439,912	440,338	—	(426)
Expiring 04/04/22	Barclays Bank PLC	EUR	140	153,790	155,442	—	(1,652)
Expiring 04/04/22	BNP Paribas S.A.	EUR	1,062	1,167,230	1,175,435	—	(8,205)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	96,724	109,805,217	107,012,882	2,792,335	—
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	1,300	1,432,253	1,438,028	—	(5,775)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	1,141	1,245,872	1,262,311	—	(16,439)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	742	824,191	820,423	3,768	—
A56

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	416	$459,823	$460,262	$—	$(439)
Expiring 04/19/22	BNP Paribas S.A.	EUR	38,469	43,804,418	42,580,004	1,224,414	—
Expiring 04/19/22	Morgan Stanley & Co. International PLC	EUR	109	124,643	120,359	4,284	—
Expiring 04/19/22	Standard Chartered Bank	EUR	44,111	50,694,619	48,824,352	1,870,267	—
Expiring 04/19/22	UBS AG	EUR	25,906	29,722,151	28,674,620	1,047,531	—
Expiring 05/06/22	Morgan Stanley & Co. International PLC	EUR	84,784	93,069,353	93,899,789	—	(830,436)
Expiring 05/06/22	Morgan Stanley & Co. International PLC	EUR	923	1,032,012	1,022,710	9,302	—
Hungarian Forint,
Expiring 04/19/22	BNP Paribas S.A.	HUF	363,284	1,150,380	1,091,067	59,313	—
Expiring 04/19/22	BNP Paribas S.A.	HUF	320,234	1,013,000	961,771	51,229	—
Expiring 04/19/22	BNP Paribas S.A.	HUF	209,949	653,120	630,548	22,572	—
Expiring 04/19/22	Citibank, N.A.	HUF	231,506	695,000	695,291	—	(291)
Expiring 04/19/22	HSBC Bank PLC	HUF	249,135	782,000	748,239	33,761	—
Expiring 04/19/22	HSBC Bank PLC	HUF	235,937	696,000	708,600	—	(12,600)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	HUF	235,077	687,000	706,017	—	(19,017)
Expiring 04/19/22	Morgan Stanley & Co. International PLC	HUF	195,532	602,880	587,250	15,630	—
Indian Rupee,
Expiring 06/15/22	Citibank, N.A.	INR	203,307	2,641,000	2,651,211	—	(10,211)
Expiring 06/15/22	HSBC Bank PLC	INR	197,831	2,552,000	2,579,805	—	(27,805)
Expiring 06/15/22	HSBC Bank PLC	INR	119,268	1,539,000	1,555,306	—	(16,306)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	INR	204,662	2,661,000	2,668,877	—	(7,877)
Expiring 06/15/22	Morgan Stanley & Co. International PLC	INR	180,952	2,351,000	2,359,692	—	(8,692)
Indonesian Rupiah,
Expiring 06/15/22	Goldman Sachs International	IDR	15,296,655	1,067,159	1,063,727	3,432	—
Israeli Shekel,
Expiring 06/15/22	Barclays Bank PLC	ILS	4,099	1,252,000	1,287,595	—	(35,595)
Expiring 06/15/22	Citibank, N.A.	ILS	4,277	1,339,000	1,343,479	—	(4,479)
Expiring 06/15/22	HSBC Bank PLC	ILS	5,313	1,618,000	1,668,798	—	(50,798)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	ILS	5,104	1,566,000	1,603,213	—	(37,213)
Japanese Yen,
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	JPY	72,550	629,293	596,158	33,135	—
Mexican Peso,
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	20,323	953,000	1,007,800	—	(54,800)
Expiring 06/15/22	UBS AG	MXN	23,359	1,098,000	1,158,361	—	(60,361)
New Taiwanese Dollar,
Expiring 06/15/22	Goldman Sachs International	TWD	285,077	10,098,371	9,990,433	107,938	—
Philippine Peso,
Expiring 06/15/22	Bank of America, N.A.	PHP	95,633	1,828,000	1,836,051	—	(8,051)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	37,229	713,000	714,745	—	(1,745)
Expiring 06/15/22	Morgan Stanley & Co. International PLC	PHP	45,980	867,877	882,765	—	(14,888)
Polish Zloty,
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	PLN	7,131	1,548,000	1,694,208	—	(146,208)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	PLN	4,881	1,227,000	1,159,569	67,431	—
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	PLN	4,770	1,135,000	1,133,150	1,850	—
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	PLN	3,923	926,000	931,916	—	(5,916)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	PLN	3,510	875,000	833,828	41,172	—
Expiring 04/19/22	UBS AG	PLN	5,032	1,234,000	1,195,574	38,426	—
Expiring 04/19/22	UBS AG	PLN	3,750	932,000	891,026	40,974	—
Singapore Dollar,
Expiring 06/15/22	Morgan Stanley & Co. International PLC	SGD	13,869	10,191,910	10,232,573	—	(40,663)
South African Rand,
Expiring 06/15/22	Barclays Bank PLC	ZAR	43,675	2,878,981	2,959,788	—	(80,807)
Expiring 06/15/22	Barclays Bank PLC	ZAR	42,462	2,745,437	2,877,567	—	(132,130)
Expiring 06/15/22	Barclays Bank PLC	ZAR	28,233	1,825,430	1,913,283	—	(87,853)
Expiring 06/15/22	Barclays Bank PLC	ZAR	1,238	80,054	83,907	—	(3,853)
A57

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 06/15/22	Citibank, N.A.	ZAR	43,675	$2,870,542	$2,959,788	$—	$(89,246)
Expiring 06/15/22	Citibank, N.A.	ZAR	1,887	124,042	127,899	—	(3,857)
South Korean Won,
Expiring 06/15/22	Citibank, N.A.	KRW	7,293,726	5,936,229	6,000,005	—	(63,776)
Swiss Franc,
Expiring 04/04/22	JPMorgan Chase Bank, N.A.	CHF	51	54,854	55,246	—	(392)
Expiring 04/19/22	Barclays Bank PLC	CHF	2,146	2,332,684	2,323,644	9,040	—
Expiring 04/19/22	Morgan Stanley & Co. International PLC	CHF	225	241,179	244,171	—	(2,992)
Expiring 05/06/22	Bank of America, N.A.	CHF	51	55,096	55,312	—	(216)
Expiring 05/06/22	Morgan Stanley & Co. International PLC	CHF	491	533,561	532,192	1,369	—
Thai Baht,
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	THB	456,178	13,763,947	13,735,145	28,802	—
				$603,736,066	$595,893,093	10,495,116	(2,652,143)
						$13,247,650	$(4,614,403)
Cross currency exchange contracts outstanding at March 31, 2022:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/19/22	Buy	AUD	1,033	CAD	923	$35,242	$—	Morgan Stanley & Co. International PLC
04/19/22	Buy	EUR	687	PLN	3,142	13,839	—	UBS AG
04/19/22	Buy	EUR	689	PLN	3,145	15,361	—	HSBC Bank PLC
04/19/22	Buy	HUF	161,395	EUR	423	16,521	—	UBS AG
04/19/22	Buy	PLN	9,656	EUR	2,075	—	(2,698)	Barclays Bank PLC
						$80,963	$(2,698)
Credit default swap agreements outstanding at March 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJ2A	04/14/22	0.500%(M)	13,140	0.500%	$11,314	$(1,227)	$12,541	Goldman Sachs International
GS_21-PJA	04/14/22	0.250%(M)	25,322	*	16,353	(2,365)	18,718	Goldman Sachs International
					$27,667	$(3,592)	$31,259

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	06/20/23	1.000%(Q)	1,085	$493,158	$466,550	$26,608	Goldman Sachs International
Gazprom PAO	06/20/23	1.000%(Q)	540	245,443	295,011	(49,568)	HSBC Bank PLC
Gazprom PAO	06/20/23	1.000%(Q)	268	121,812	118,470	3,342	HSBC Bank PLC
Gazprom PAO	06/20/24	1.000%(Q)	1,343	659,090	597,717	61,373	HSBC Bank PLC
Russian Federation	12/20/25	1.000%(Q)	3,500	1,983,956	2,235,521	(251,565)	HSBC Bank PLC
Russian Federation	12/20/31	1.000%(Q)	3,900	2,399,951	2,672,929	(272,978)	HSBC Bank PLC
A58

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Credit default swap agreements outstanding at March 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
United Mexican States	06/20/23	1.000%(Q)	2,550	$(23,779)	$5,099	$(28,878)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	2,520	(23,499)	12,800	(36,299)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	845	(7,879)	4,773	(12,652)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	840	(7,833)	4,386	(12,219)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	840	(7,833)	1,588	(9,421)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	435	(4,056)	873	(4,929)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	335	(4,570)	1,285	(5,855)	Citibank, N.A.
				$5,823,961	$6,417,002	$(593,041)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Calpine Corp.	06/20/22	5.000%(Q)		4,000	0.984%	$42,693	$36,871	$5,822	Credit Suisse International
Calpine Corp.	06/20/22	5.000%(Q)		2,400	0.984%	25,616	21,865	3,751	Credit Suisse International
Comision Federal de Electricidad	12/20/22	1.000%(Q)		540	0.929%	444	1,965	(1,521)	Citibank, N.A.
Devon Energy Corp.	06/20/22	1.000%(Q)		3,590	0.412%	5,832	4,428	1,404	Barclays Bank PLC
Electricite de France S.A.	12/20/22	1.000%(Q)	EUR	1,210	0.388%	6,449	8,174	(1,725)	Goldman Sachs International
Halliburton Co.	12/20/26	1.000%(Q)		610	0.736%	7,362	5,524	1,838	Goldman Sachs International
Hellenic Republic	12/20/28	1.000%(Q)		2,000	1.592%	(69,865)	(18,336)	(51,529)	JPMorgan Chase Bank, N.A.
Hellenic Republic	12/20/31	1.000%(Q)		4,000	1.843%	(267,385)	(115,754)	(151,631)	Citibank, N.A.
Hellenic Republic	12/20/31	1.000%(Q)		1,925	1.843%	(128,679)	(57,129)	(71,550)	Barclays Bank PLC
Hess Corp.	06/20/22	1.000%(Q)		4,970	0.328%	9,022	7,205	1,817	Goldman Sachs International
Newell Brands, Inc.	06/20/22	1.000%(Q)		3,220	0.250%	6,409	5,057	1,352	Barclays Bank PLC
Petroleos Mexicanos	06/20/23	1.000%(Q)		2,125	1.672%	(16,634)	(37,620)	20,986	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		2,100	1.672%	(16,438)	(44,657)	28,219	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		705	1.672%	(5,519)	(15,363)	9,844	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		700	1.672%	(5,479)	(14,978)	9,499	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		700	1.672%	(5,480)	(12,451)	6,971	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		355	1.672%	(2,779)	(6,278)	3,499	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)		335	2.509%	(12,953)	(17,213)	4,260	Citibank, N.A.
Republic of Estonia	12/20/26	1.000%(Q)		450	0.644%	7,307	4,027	3,280	JPMorgan Chase Bank, N.A.
Republic of Italy	09/20/22	1.000%(Q)		2,180	0.132%	9,781	9,592	189	Bank of America, N.A.
Republic of Italy	12/20/28	1.000%(Q)		1,415	1.125%	(10,266)	(5,216)	(5,050)	Barclays Bank PLC
Republic of Italy	12/20/28	1.000%(Q)		960	1.125%	(6,965)	(3,824)	(3,141)	Citibank, N.A.
Republic of Panama	12/20/26	1.000%(Q)		1,430	0.732%	17,583	3,890	13,693	Citibank, N.A.
Russian Federation	03/20/25	1.000%(Q)		3,500	47.737%	(1,933,971)	(2,234,282)	300,311	HSBC Bank PLC
Russian Federation	12/20/30	1.000%(Q)		3,900	28.910%	(2,381,313)	(2,680,551)	299,238	HSBC Bank PLC
A59

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Credit default swap agreements outstanding at March 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Teck Resources Ltd.	06/20/26	5.000%(Q)	2,050	0.931%	$335,383	$325,046	$10,337	Barclays Bank PLC
					$(4,389,845)	$(4,830,008)	$440,163

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)	132,280	$(1,844,812)	$(2,164,103)	$(319,291)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.BB.36.V1	06/20/26	5.000%(Q)	2,000	2.121%	$223,771	$259,935	$(36,164)	Citibank, N.A.
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
A60

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Currency swap agreements outstanding at March 31, 2022:
Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
4,820	3 Month LIBOR(Q)	JPY	510,000	3 Month JPY LIBOR minus 29.5bps(Q)	JPMorgan Chase Bank, N.A.	02/22/25	$638,956	$—	$638,956
Interest rate swap agreements outstanding at March 31, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	23,225	02/19/31	1.398%(S)	6 Month BBSW(2)(S)	$—	$(2,254,999)	$(2,254,999)
BRL	176,320	01/04/27	7.090%(T)	1 Day BROIS(2)(T)	—	(6,172,139)	(6,172,139)
CAD	9,015	02/17/26	1.060%(S)	3 Month CDOR(2)(S)	(93)	(458,325)	(458,232)
CAD	6,000	02/16/31	1.608%(S)	3 Month CDOR(2)(S)	(134)	(465,507)	(465,373)
CAD	2,700	02/16/41	2.104%(S)	3 Month CDOR(2)(S)	(91)	(287,875)	(287,784)
CAD	5,000	02/16/46	2.153%(S)	3 Month CDOR(2)(S)	(177)	(566,932)	(566,755)
CHF	3,250	02/19/31	(0.042)%(A)	1 Day SARON(2)(S)	(5,470)	(284,719)	(279,249)
CLP	469,700	02/19/27	2.140%(S)	1 Day CLOIS(2)(S)	—	(107,898)	(107,898)
CNH	620,000	02/23/26	2.921%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1,065)	1,935,818	1,936,883
CNH	21,400	12/22/26	2.460%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	3,855	3,855
COP	6,560,000	04/20/26	4.190%(Q)	1 Day COOIS(2)(Q)	—	(235,938)	(235,938)
COP	64,600,000	02/19/27	3.755%(Q)	1 Day COOIS(2)(Q)	—	(2,987,026)	(2,987,026)
EUR	100,000	02/19/23	(0.499)%(A)	1 Day EuroSTR(1)(A)	52,135	172,774	120,639
EUR	63,710	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)	—	(975,069)	(975,069)
EUR	35,180	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)	—	(1,005,166)	(1,005,166)
EUR	3,939	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)	(1,781)	(364,450)	(362,669)
EUR	2,160	05/11/31	0.750%(A)	1 Day EuroSTR(1)(A)	14,753	469	(14,284)
EUR	1,616	11/12/36	0.610%(A)	6 Month EURIBOR(2)(S)	—	(55,442)	(55,442)
EUR	3,300	11/12/41	0.454%(A)	6 Month EURIBOR(1)(S)	—	94,551	94,551
EUR	1,780	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)	—	123,474	123,474
EUR	1,780	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)	—	(130,499)	(130,499)
EUR	4,316	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)	—	273,265	273,265
EUR	4,316	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)	—	(290,899)	(290,899)
EUR	2,900	01/14/42	0.435%(A)	1 Day EuroSTR(2)(A)	—	(362,378)	(362,378)
EUR	2,275	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)	—	4,735	4,735
EUR	2,275	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)	—	(10,190)	(10,190)
EUR	2,770	05/11/46	1.150%(A)	1 Day EuroSTR(2)(A)	(24,228)	139,700	163,928
EUR	2,250	05/11/51	1.200%(A)	1 Day EuroSTR(1)(A)	20,621	(210,175)	(230,796)
EUR	1,664	11/12/51	(0.012)%(A)	6 Month EURIBOR(2)(S)	—	(30,751)	(30,751)
GBP	1,115	05/08/23	0.950%(A)	1 Day SONIA(1)(A)	(25,404)	8,380	33,784
GBP	1,500	05/08/23	0.950%(A)	1 Day SONIA(2)(A)	17,553	(11,209)	(28,762)
GBP	25	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	633	639	6
GBP	9,092	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(339,945)	404,850	744,795
GBP	6,000	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	59,474	267,169	207,695
GBP	1,345	05/08/27	1.050%(A)	1 Day SONIA(1)(A)	63,791	64,402	611
GBP	2,931	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	250,660	250,660
GBP	5,285	05/08/30	1.100%(A)	1 Day SONIA(1)(A)	(313,947)	253,168	567,115
GBP	4,871	05/08/31	1.150%(A)	1 Day SONIA(2)(A)	283,040	(220,420)	(503,460)
GBP	2,920	05/08/31	1.150%(A)	1 Day SONIA(1)(A)	(159,541)	151,217	310,758
GBP	3,090	02/17/36	0.698%(A)	1 Day SONIA(2)(A)	—	(446,132)	(446,132)
GBP	2,535	02/17/41	0.764%(A)	1 Day SONIA(2)(A)	(67)	(412,588)	(412,521)
GBP	1,040	05/08/41	1.250%(A)	1 Day SONIA(1)(A)	(100,352)	55,507	155,859
GBP	555	05/08/42	1.250%(A)	1 Day SONIA(1)(A)	30,373	29,843	(530)
A61

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest rate swap agreements outstanding at March 31, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	3,500	05/08/46	1.250%(A)	1 Day SONIA(2)(A)	$406,713	$(189,576)	$(596,289)
GBP	3,120	02/17/51	0.768%(A)	1 Day SONIA(2)(A)	(84)	(642,473)	(642,389)
HUF	1,500,000	04/07/26	2.150%(A)	6 Month BUBOR(2)(S)	—	(666,113)	(666,113)
HUF	1,050,000	09/03/30	1.705%(A)	6 Month BUBOR(2)(S)	(119,891)	(857,729)	(737,838)
ILS	7,990	04/16/28	0.928%(A)	3 Month TELBOR(2)(Q)	(95)	(115,440)	(115,345)
ILS	27,250	02/23/31	1.060%(A)	3 Month TELBOR(2)(Q)	—	(652,388)	(652,388)
JPY	2,000,000	02/24/28	0.050%(S)	1 Day TONAR(2)(S)	(1,041)	(130,618)	(129,577)
JPY	1,620,500	02/19/31	0.135%(S)	1 Day TONAR(2)(S)	(4,439)	(173,129)	(168,690)
JPY	1,600,000	02/24/31	0.136%(S)	1 Day TONAR(2)(S)	(4,219)	(170,589)	(166,370)
JPY	758,500	07/08/32	0.050%(A)	1 Day TONAR(1)(A)	123,696	135,506	11,810
JPY	1,364,000	02/19/36	0.290%(S)	1 Day TONAR(2)(S)	(9,283)	(228,470)	(219,187)
JPY	2,200,000	02/19/41	0.418%(S)	1 Day TONAR(2)(S)	(22,384)	(543,442)	(521,058)
JPY	250,000	07/08/42	0.300%(A)	1 Day TONAR(1)(A)	43,273	98,411	55,138
JPY	666,500	02/19/46	0.499%(S)	1 Day TONAR(2)(S)	(8,218)	(231,451)	(223,233)
JPY	685,500	02/19/51	0.553%(S)	1 Day TONAR(2)(S)	(9,458)	(307,861)	(298,403)
KRW	10,100,000	02/18/31	1.528%(Q)	3 Month KWCDC(2)(Q)	—	(775,327)	(775,327)
KRW	1,215,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)	—	(88,477)	(88,477)
MXN	54,940	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)	(104)	(221,255)	(221,151)
MXN	125,000	02/05/31	5.740%(M)	28 Day Mexican Interbank Rate(2)(M)	(221)	(973,694)	(973,473)
NOK	3,845	02/19/31	1.654%(A)	6 Month NIBOR(2)(S)	—	(38,225)	(38,225)
NZD	14,100	02/22/31	1.584%(S)	3 Month BBR(2)(Q)	—	(1,358,419)	(1,358,419)
NZD	530	03/01/31	2.098%(S)	3 Month BBR(2)(Q)	5,392	(36,441)	(41,833)
PLN	13,820	09/07/30	1.068%(A)	6 Month WIBOR(2)(S)	(125,928)	(819,675)	(693,747)
SEK	30,700	02/19/31	0.655%(A)	3 Month STIBOR(2)(Q)	—	(331,991)	(331,991)
SGD	2,135	07/29/31	1.120%(S)	6 Month SIBOR(2)(S)	13,940	(165,458)	(179,398)
THB	94,000	02/19/31	1.380%(S)	6 Month BIBOR(2)(S)	—	(157,365)	(157,365)
	100,000	02/18/23	0.104%(A)	1 Day USOIS(1)(A)	—	1,321,804	1,321,804
	61,130	02/23/23	0.105%(A)	1 Day USOIS(1)(A)	—	819,790	819,790
	20,000	06/01/23	0.140%(A)	1 Day USOIS(1)(A)	—	389,435	389,435
	6,537	08/15/28	1.220%(A)	1 Day SOFR(1)(A)	—	341,212	341,212
ZAR	200,000	12/01/30	6.888%(Q)	3 Month JIBAR(2)(Q)	(112,244)	(742,551)	(630,307)
ZAR	18,600	03/18/31	7.660%(Q)	3 Month JIBAR(2)(Q)	(617)	(10,408)	(9,791)
ZAR	35,000	03/25/31	7.600%(Q)	3 Month JIBAR(2)(Q)	(893)	(31,502)	(30,609)
ZAR	30,000	04/09/31	7.470%(Q)	3 Month JIBAR(2)(Q)	(775)	(30,062)	(29,287)
ZAR	17,750	10/07/31	7.670%(Q)	3 Month JIBAR(2)(Q)	(124)	(6,561)	(6,437)
					$(256,926)	$(21,702,782)	$(21,445,856)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreement:
MYR	9,500	02/17/31	2.875%(Q)	3 Month KLIBOR(2)(Q)	$(134,163)	$(108)	$(134,055)	JPMorgan Chase Bank, N.A.

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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